UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	9/30/2024

Date of reporting period:	3/31/2024

Item 1. Reports to Stockholders.

(a)	The Report to Stockholders is attached herewith.

Underwriter: MML Distributors, LLC (MMLD), Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. Investment advisory services are provided to the Funds by MML Investment Advisers, LLC (MML Advisers). MMLD and MML Advisers are subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual U.S. Government Money Market Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual U.S. Government Money Market Fund, and who is the Fund’s subadviser?
The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

MassMutual U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Discount Notes	46.2%
U.S. Treasury Bill	38.7%
Repurchase Agreement	15.0%
Total Short-Term Investments	99.9%
Other Assets & Liabilities	0.1%
Net Assets	100.0%

1

MassMutual Short-Duration Bond Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Short-Duration Bond Fund, and who is the Fund’s subadviser?
The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Corporate Debt	45.9%
Non-U.S. Government Agency Obligations	43.7%
U.S. Government Agency Obligations and Instrumentalities*	0.0%
Total Long-Term Investments	89.6%
Short-Term Investments and Other Assets and Liabilities	10.4%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

2

MassMutual Inflation-Protected and Income Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Inflation-Protected and Income Fund, and who is the Fund’s subadviser?
The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Non-U.S. Government Agency Obligations	52.3%
U.S. Treasury Obligations	20.0%
U.S. Government Agency Obligations and Instrumentalities*	11.1%
Corporate Debt	0.5%
Total Long-Term Investments	83.9%
Short-Term Investments and Other Assets and Liabilities	16.1%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

3

MassMutual Core Bond Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Core Bond Fund, and who is the Fund’s subadviser?
The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s portfolio dollar-weighted average duration generally matches (within 10%) the average duration of the Bloomberg U.S. Aggregate Bond Index. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Corporate Debt	38.0%
U.S. Government Agency Obligations and Instrumentalities*	28.5%
Non-U.S. Government Agency Obligations	23.3%
U.S. Treasury Obligations	8.5%
Sovereign Debt Obligations	0.2%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

4

MassMutual Diversified Bond Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Diversified Bond Fund, and who is the Fund’s subadviser?
The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Corporate Debt	40.9%
Non-U.S. Government Agency Obligations	24.9%
U.S. Government Agency Obligations and Instrumentalities*	20.5%
U.S. Treasury Obligations	5.4%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%
Purchased Options	0.0%
Total Long-Term Investments	92.1%
Short-Term Investments and Other Assets and Liabilities	7.9%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

5

MassMutual High Yield Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual High Yield Fund, and who is the Fund’s subadviser?
The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). In addition, Baring International Investment Limited serves as a sub-subadviser for the Fund.

MassMutual High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Corporate Debt	87.4%
Bank Loans	9.5%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

6

MassMutual Balanced Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Balanced Fund, and who is the Fund’s subadviser?
The Fund seeks a high total return by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser and sub-subadviser expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. The Fund’s subadviser is Invesco Advisers, Inc., and its sub-subadviser is Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”).

MassMutual Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/24
Common Stock	64.5%
U.S. Treasury Obligations	11.9%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities*	9.7%
Non-U.S. Government Agency Obligations	3.7%
Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

7

MassMutual Disciplined Value Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Disciplined Value Fund, and who is the Fund’s subadviser?
The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Value Index are companies that exhibit certain value characteristics, as defined by the index providers, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/24
Berkshire Hathaway, Inc. Class B	4.5%
JP Morgan Chase & Co.	3.7%
Johnson & Johnson	2.7%
Walmart, Inc.	2.1%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	1.8%
Comcast Corp. Class A	1.6%
Chevron Corp.	1.5%
EMCOR Group, Inc.	1.5%
PACCAR, Inc.	1.4%
22.9%

MassMutual Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/24
Financials	24.0%
Industrials	14.6%
Health Care	13.2%
Information Technology	10.7%
Consumer Staples	8.0%
Energy	6.9%
Real Estate	6.0%
Consumer Discretionary	5.3%
Communication Services	4.6%
Materials	4.6%
Utilities	1.8%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

8

MassMutual Main Street Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Main Street Fund, and who is the Fund’s subadviser?
The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).
The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Main Street Fund (the “Fund”) will be dissolved. Effective on or about August 23, 2024 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Main Street Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	8.0%
NVIDIA Corp.	5.7%
Apple, Inc.	4.6%
Alphabet, Inc. Class A	4.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	2.8%
Exxon Mobil Corp.	2.7%
JP Morgan Chase & Co.	2.5%
Philip Morris International, Inc.	2.2%
Constellation Brands, Inc. Class A	2.1%
38.7%

MassMutual Main Street Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	26.2%
Financials	14.6%
Health Care	14.4%
Communication Services	11.4%
Industrials	9.0%
Consumer Discretionary	7.5%
Consumer Staples	6.4%
Energy	4.1%
Real Estate	1.7%
Utilities	1.7%
Materials	1.5%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

9

MassMutual Disciplined Growth Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Disciplined Growth Fund, and who is the Fund’s subadviser?
The Fund seeks long-term total return by investing primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Growth Index are companies that exhibit certain growth characteristics, as defined by the index providers, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/24
Microsoft Corp.	12.4%
Apple, Inc.	9.6%
NVIDIA Corp.	9.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc. Class A	4.6%
Alphabet, Inc. Class C	3.7%
Alphabet, Inc. Class A	3.6%
Visa, Inc. Class A	2.7%
Broadcom, Inc.	2.4%
Mastercard, Inc. Class A	2.1%
57.2%

MassMutual Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	41.6%
Consumer Discretionary	14.6%
Communication Services	13.3%
Health Care	12.0%
Financials	7.8%
Industrials	6.1%
Consumer Staples	3.2%
Real Estate	1.1%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

10

MassMutual Small Cap Opportunities Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Small Cap Opportunities Fund, and who is the Fund’s subadviser?
The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/24
Atkore, Inc.	2.4%
Summit Materials, Inc. Class A	2.2%
AutoNation, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Tenet Healthcare Corp.	1.9%
Allison Transmission Holdings, Inc.	1.9%
Enpro, Inc.	1.7%
Acadia Healthcare Co., Inc.	1.6%
Zurn Elkay Water Solutions Corp. Class C	1.6%
ASGN, Inc.	1.6%
18.8%

MassMutual Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/24
Industrials	22.4%
Health Care	16.8%
Information Technology	13.3%
Financials	12.8%
Consumer Discretionary	9.7%
Materials	6.6%
Real Estate	6.1%
Energy	5.2%
Consumer Staples	3.0%
Utilities	1.7%
Communication Services	0.9%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

11

MassMutual Global Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Global Fund, and who is the Fund’s subadviser?
The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (ADRs), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Global Fund Largest Holdings (% of Net Assets) on 3/31/24
Alphabet, Inc. Class A	10.7%
Meta Platforms, Inc. Class A	8.5%
DLF Ltd.	5.4%
Airbus SE	5.0%
Novo Nordisk AS Class B	4.8%
Intuit, Inc.	4.4%
Analog Devices, Inc.	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
S&P Global, Inc.	3.6%
Adobe, Inc.	3.1%
54.0%

MassMutual Global Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	29.2%
Communication Services	20.6%
Health Care	12.1%
Industrials	11.8%
Consumer Discretionary	11.4%
Financials	8.3%
Real Estate	5.4%
Materials	0.7%
Consumer Staples	0.1%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

12

MassMutual International Equity Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual International Equity Fund, and are is the Fund’s subadvisers?
The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund invests primarily in the common stock of companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund may invest up to 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 74% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 26% of the Fund’s portfolio, as of March 31, 2024.

MassMutual International Equity Fund Largest Holdings (% of Net Assets) on 3/31/24
Capgemini SE	2.8%
Nestle SA Registered	2.8%
Merck KGaA	2.8%
Canadian National Railway Co.	2.7%
Linde PLC (WM2 TH)	2.7%
Experian PLC	2.5%
Intact Financial Corp.	2.5%
Heineken NV	2.4%
Diageo PLC	2.4%
Novartis AG Registered	2.3%
25.9%

MassMutual International Equity Fund Sector Table (% of Net Assets) on 3/31/24
Industrials	19.9%
Consumer Staples	17.6%
Health Care	15.8%
Financials	12.6%
Materials	9.0%
Information Technology	7.2%
Consumer Discretionary	7.1%
Energy	2.7%
Communication Services	2.5%
Utilities	2.3%
Real Estate	0.2%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

13

MassMutual Strategic Emerging Markets Fund — Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Strategic Emerging Markets Fund, and who is the Fund’s subadviser?
The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MassMutual Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/24
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Samsung Electronics Co. Ltd.	6.5%
Grupo Mexico SAB de CV Series B	5.5%
Kotak Mahindra Bank Ltd.	5.4%
H World Group Ltd. ADR	4.7%
Tencent Holdings Ltd.	4.3%
HDFC Bank Ltd.	4.3%
Tata Consultancy Services Ltd.	3.3%
Pernod Ricard SA	3.3%
Fomento Economico Mexicano SAB de CV	2.9%
49.7%

MassMutual Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/24
Information Technology	20.9%
Financials	17.8%
Consumer Discretionary	13.0%
Consumer Staples	12.1%
Communication Services	8.2%
Materials	7.8%
Health Care	6.6%
Industrials	6.2%
Energy	3.1%
Real Estate	2.0%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

14

MassMutual U.S. Government Money Market Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Short-Term Investments — 99.9%
Discount Notes — 46.2%
Federal Home Loan Bank
Secured Overnight Financing Rate + 0.000% 5.330% FRN 4/01/24, 7/24/24 (a)	$11,500,000	$11,500,000
Secured Overnight Financing Rate + 0.005% 5.335% FRN 4/01/24, 7/17/24 (a)	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.005% 5.335% FRN 4/01/24, 8/13/24 (a)	13,500,000	13,500,000
Secured Overnight Financing Rate + 0.010% 5.340% FRN 4/01/24, 9/05/24 (a)	13,500,000	13,500,000
Secured Overnight Financing Rate + 0.025% 5.355% FRN 4/01/24, 11/26/24 (a)	9,000,000	9,000,000
5.180% 4/05/24, 4/05/24 (a)	3,690,000	3,686,215
5.180% 4/10/24, 4/10/24 (a)	7,900,000	7,886,149
		77,072,364
Repurchase Agreement — 15.0%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/28/24, 5.270%, due 4/01/24 (b)	25,000,000	25,000,000
U.S. Treasury Bill — 38.7%
U.S. Treasury Bill
5.265% 4/04/24 (c)	11,800,000	11,789,640
5.294% 4/02/24 (c)	22,000,000	21,987,110
5.354% 4/16/24 (c)	11,500,000	11,469,715
5.365% 5/14/24 (c)	11,500,000	11,422,524
5.377% 5/02/24 (c)	8,000,000	7,960,147
		64,629,136
TOTAL SHORT-TERM INVESTMENTS (Cost $166,701,500)		166,701,500
TOTAL INVESTMENTS — 99.9% (Cost $166,701,500) (d)		166,701,500
Other Assets/(Liabilities) — 0.1%		153,803
NET ASSETS — 100.0%		$166,855,303

Abbreviation Legend

FRN	Floating Rate Note.

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Maturity value of $25,014,639. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from of 5/15/37 - 5/15/53, and an aggregate market value, including accrued interest, of $25,500,001.

(c)	The rate shown represents yield-to-maturity.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
15

MassMutual Short-Duration Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 89.6%
Corporate Debt — 45.9%
Agriculture — 0.3%
BAT Capital Corp.
4.700% 4/02/27	$490,000	$481,848
Apparel — 0.2%
Tapestry, Inc.
7.000% 11/27/26	433,000	446,130
Auto Manufacturers — 1.2%
General Motors Financial Co., Inc.
5.800% 1/07/29	480,000	488,456
Hyundai Capital America
6.100% 9/21/28 (a)	550,000	566,612
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,095,000	990,817
		2,045,885
Banks — 11.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,560,573
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,109,724
Bank Negara Indonesia Persero Tbk. PT
5.280% 4/05/29 (a) (b)	500,000	499,375
Bank of America Corp. Secured Overnight Financing Rate + 0.960%
1.734% VRN 7/22/27	975,000	898,901
Bank of Ireland Group PLC Secured Overnight Financing Rate + 1.620%
5.601% VRN 3/20/30 (a)	359,000	357,572
Barclays PLC
5.200% 5/12/26	440,000	435,469
Secured Overnight Financing Rate + 1.740%
5.690% VRN 3/12/30	445,000	447,317
BNP Paribas SA Secured Overnight Financing Rate + 1.590%
5.497% VRN 5/20/30 (a)	274,000	274,599
Cooperatieve Rabobank UA 1 yr. CMT + 1.120%
5.447% VRN 3/05/30 (a)	445,000	447,013
Credit Agricole SA Secured Overnight Financing Rate + 1.860%
6.316% VRN 10/03/29 (a)	596,000	617,885
Danske Bank AS 1 yr. CMT + 0.730%
1.549% VRN 9/10/27 (a)	1,200,000	1,094,095

	Principal Amount	Value
Deutsche Bank AG Secured Overnight Financing Rate + 1.219%
2.311% VRN 11/16/27	$715,000	$653,697
HDFC Bank Ltd.
5.196% 2/15/27 (a)	500,000	495,806
HSBC Holdings PLC Secured Overnight Financing Rate + 1.290%
1.589% VRN 5/24/27	1,150,000	1,058,197
Huntington Bancshares, Inc. Secured Overnight Financing Rate + 2.020%
6.208% VRN 8/21/29	560,000	573,167
ING Groep NV Secured Overnight Financing Rate + 1.440%
5.335% VRN 3/19/30	445,000	443,913
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29	600,000	578,445
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	775,000	787,534
Macquarie Group Ltd. Secured Overnight Financing Rate + 1.069%
1.340% VRN 1/12/27 (a)	1,050,000	973,879
Morgan Stanley Secured Overnight Financing Rate + 1.630%
5.449% VRN 7/20/29	1,135,000	1,144,953
Natwest Group PLC 1 yr. CMT + 0.900%
1.642% VRN 6/14/27	890,000	818,240
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a)	1,200,000	1,108,053
Swedbank AB
5.407% 3/14/29 (a)	445,000	444,992
Synovus Bank
5.625% 2/15/28	653,000	634,127
Truist Financial Corp. Secured Overnight Financing Rate + 2.446%
7.161% VRN 10/30/29	515,000	549,196
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	875,000	809,724
Wells Fargo & Co. Secured Overnight Financing Rate + 1.740%
5.574% VRN 7/25/29	570,000	576,756
		19,393,202

The accompanying notes are an integral part of the financial statements.
16

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.3%
JDE Peet’s NV
1.375% 1/15/27 (a)	$504,000	$453,263
Chemicals — 2.3%
Celanese US Holdings LLC
6.165% 7/15/27	425,000	432,866
6.350%11/15/28	560,000	580,137
International Flavors & Fragrances, Inc.
1.832%10/15/27 (a)	555,000	492,127
MEGlobal Canada ULC
5.000% 5/18/25 (a)	1,050,000	1,035,909
Yara International ASA
4.750% 6/01/28 (a)	1,525,000	1,483,093
		4,024,132
Commercial Services — 1.1%
Element Fleet Management Corp.
5.643% 3/13/27 (a)	534,000	535,656
Triton Container International Ltd.
2.050% 4/15/26 (a)	1,500,000	1,382,200
		1,917,856
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%10/29/26	1,000,000	928,659
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	434,503
3.950% 7/15/26 (a)	880,000	827,007
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	1,400,000	1,351,171
BGC Group, Inc.
4.375%12/15/25	1,340,000	1,303,119
Charles Schwab Corp. Secured Overnight Financing Rate + 1.878%
6.196% VRN 11/17/29	465,000	483,320
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	113,000	114,788
REC Ltd.
2.250% 9/01/26 (a)	800,000	738,104
		6,180,671
Electric — 1.6%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	469,997
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,482,393
DTE Energy Co.
5.100% 3/01/29	455,000	453,165

	Principal Amount	Value
Pacific Gas & Electric Co.
5.550% 5/15/29	$405,000	$408,536
		2,814,091
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	750,000	702,094
Food — 1.4%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27	1,425,000	1,313,538
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	955,491
Tyson Foods, Inc.
5.400% 3/15/29	168,000	169,502
		2,438,531
Hand & Machine Tools — 0.6%
Regal Rexnord Corp.
6.050% 2/15/26 (a)	725,000	728,744
6.050% 4/15/28 (a)	250,000	253,441
		982,185
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	540,000	533,755
Housewares — 0.4%
Newell Brands, Inc.
6.375% 9/15/27(c)	780,000	767,051
Insurance — 3.4%
Athene Global Funding
1.730%10/02/26 (a)	1,635,000	1,483,762
CNO Global Funding
2.650% 1/06/29 (a)	525,000	457,159
GA Global Funding Trust
5.500% 1/08/29 (a)	890,000	893,362
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429),
3.800% 3/01/28 (d)	825,000	789,358
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	2,365,000	2,254,591
		5,878,232
Internet — 0.7%
Prosus NV
3.257% 1/19/27 (a)	1,250,000	1,158,298
Investment Companies — 3.0%
Ares Capital Corp.
3.875% 1/15/26	910,000	880,186
Blackstone Private Credit Fund
2.625%12/15/26	1,325,000	1,208,960

The accompanying notes are an integral part of the financial statements.
17

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Owl Credit Income Corp.
4.700% 2/08/27	$1,015,000	$962,897
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a) (b)	706,000	697,242
Golub Capital BDC, Inc.
2.500% 8/24/26	1,115,000	1,024,441
HPS Corporate Lending Fund
6.750% 1/30/29 (a)	522,000	521,044
		5,294,770
Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	930,000	919,785
Machinery – Construction & Mining — 0.5%
Weir Group PLC
2.200% 5/13/26 (a)	1,036,000	961,655
Machinery – Diversified — 0.0%
AGCO Corp.
5.450% 3/21/27	85,000	85,380
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	575,000	547,844
Paramount Global
3.700% 6/01/28	550,000	487,324
		1,035,168
Oil & Gas — 1.9%
EQT Corp.
6.125% STEP 2/01/25	592,000	592,705
Ovintiv, Inc.
5.375% 1/01/26	400,000	398,371
5.650% 5/15/28	650,000	660,747
Parkland Corp.
5.875% 7/15/27 (a)	455,000	451,057
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,220,000	1,153,050
		3,255,930
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC
5.200% 1/15/30 (a) (b)	440,000	439,450
Pharmaceuticals — 1.4%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	525,000	494,148
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,150,000	1,107,611

	Principal Amount	Value
Viatris, Inc.
2.300% 6/22/27	$980,000	$889,868
		2,491,627
Pipelines — 1.6%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	511,000	516,584
Energy Transfer LP
4.950% 6/15/28	1,375,000	1,363,954
EQM Midstream Partners LP
5.500% 7/15/28	450,000	443,826
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	396,447
		2,720,811
Real Estate — 0.6%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,025,000	1,005,527
Real Estate Investment Trusts (REITS) — 3.7%
CubeSmart LP
2.250% 12/15/28	650,000	570,089
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	962,648
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	570,000	565,035
Omega Healthcare Investors, Inc.
4.750% 1/15/28	989,000	954,818
Piedmont Operating Partnership LP
9.250% 7/20/28	425,000	452,586
Store Capital LLC
4.500% 3/15/28	475,000	450,209
Sun Communities Operating LP
5.500% 1/15/29	430,000	428,875
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	600,000	568,651
Vornado Realty LP
2.150% 6/01/26	1,200,000	1,090,880
WEA Finance LLC
3.500% 6/15/29 (a)	500,000	441,744
		6,485,535
Retail — 0.2%
Advance Auto Parts, Inc.
5.900% 3/09/26	343,000	342,458
Savings & Loans — 0.2%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	284,977
Semiconductors — 0.2%
SK Hynix, Inc.
5.500% 1/16/27 (a)	300,000	299,969

The accompanying notes are an integral part of the financial statements.
18

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.3%
Rogers Communications, Inc.
5.000% 2/15/29	$450,000	$446,875
Sprint Capital Corp.
6.875%11/15/28	650,000	692,664
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	1,100,000	1,083,567
		2,223,106
Trucking & Leasing — 0.3%
GATX Corp.
5.400% 3/15/27	460,000	463,147
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	1,338,000	1,215,007
TOTAL CORPORATE DEBT
(Cost $82,013,441)		79,741,526
Non-U.S. Government Agency Obligations — 43.7%
Automobile Asset-Backed Securities — 0.6%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	323,492
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	700,000	695,199
		1,018,691
Commercial Mortgage-Backed Securities — 5.2%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
3.895% VRN 11/05/32 (a) (e)	2,280,000	2,051,146
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	3,151,083
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	531,610
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (e)	1,015,000	692,100
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.641% FRN 1/15/36 (a)	2,106,000	1,938,697
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 8.191% FRN 1/15/36 (a)	760,000	626,784
		8,991,420

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.420% FRN 10/25/34	$61,083	$55,929
Other Asset-Backed Securities — 20.1%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.640% FRN 9/15/41 (a)	32,863	32,441
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
7.129% FRN 10/20/31 (a)	2,352,000	2,352,066
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD Term SOFR + 1.322%
6.639% FRN 7/22/32 (a)	2,000,000	2,000,128
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
7.129% FRN 10/20/31 (a)	3,700,000	3,700,000
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,308,704
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	610,131	581,361
Canyon Capital CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.442%
6.756% FRN 7/15/34 (a)	900,000	900,305
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	474,388
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.559% FRN 4/20/31 (a)	785,245	785,714
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	277,686	277,065
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,263,084	1,201,021
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
1.000% FRN 5/20/36 (a) (b)	1,000,000	1,000,179

The accompanying notes are an integral part of the financial statements.
19

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	$1,901,843	$1,605,518
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	721,927	649,511
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,535,341	1,378,346
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	520,768	447,884
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	102,966	89,643
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	252,603	225,990
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	167,547	152,863
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	83,660	74,779
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	674,746	627,950
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	554,077	524,010
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458%11/15/39 (a)	1,757,143	878,568
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	546,321	507,496
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	89,876	86,289
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.736% FRN 7/15/34 (a)	500,000	500,306
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class BR, 3 mo. USD Term SOFR + 1.762%
7.071% FRN 4/19/30 (a)	500,000	500,018
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
6.986% FRN 7/25/30 (a)	1,375,000	1,375,158
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	361,996	353,855
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	800,000	777,455

	Principal Amount	Value
PVONE 2023-1, LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	$917,831	$924,937
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.662%
6.976% FRN 7/15/31 (a)	2,650,000	2,638,152
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	141,075	136,927
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	4,048,000	3,908,890
		34,977,917
Student Loans Asset-Backed Securities — 5.9%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
5.834% FRN 3/28/68	328,847	304,398
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
7.094% FRN 11/26/46 (a)	331,053	333,693
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	190,560
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	81,570
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	63,140
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,198
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	132,942
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	214,648	194,175
Goal Capital Funding Trust, Series 2010-1, Class A, 90 day USD SOFR Average + 0.962%
6.320% FRN 8/25/48 (a)	24,210	24,209
Goal Structured Solutions Trust, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
6.935% FRN 9/25/43 (a)	100,000	88,647
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000%10/25/48 (a)	1,210,820	1,125,794
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	659,479

The accompanying notes are an integral part of the financial statements.
20

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
6.894% FRN 2/25/67 (a)	$1,000,000	$941,860
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 5.803% FRN 7/25/55	436,511	409,452
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	388,896	363,994
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 5.873% FRN 10/25/40	469,461	430,177
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.933% FRN 1/25/55	319,800	303,140
Series 2004-1 Class B, 90 day USD SOFR Average + 0.762% 6.123% FRN 7/25/39	282,156	268,211
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 6.265% FRN 6/15/38	184,327	174,684
Series 2003-11, Class B, 90 day USD SOFR Average + 0.912% 6.265% FRN 12/15/38	666,212	638,100
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.540% FRN 9/15/34 (a)	22,107	22,078
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.969% FRN 9/15/53 (a)	949,399	962,676
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (e)	1,538,325	1,480,756
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	772,719
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
5.923% FRN 10/25/40	288,485	249,999
		10,249,651
Whole Loan Collateral Collateralized Mortgage Obligations — 11.9%
Angel Oak Mortgage Trust, Series 2021-3, Class M1,
2.479% VRN 5/25/66 (a) (e)	6,583,000	4,556,180

	Principal Amount	Value
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.258% VRN 8/25/34 (e)	$6,407	$6,250
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (e)	7,095,350	4,612,775
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
5.516% VRN 2/25/34 (e)	33,857	31,808
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (e)	2,252,000	1,960,667
OBX Trust, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (e)	2,501,000	1,676,928
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (e)	1,222,000	862,407
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (e)	2,247,000	1,672,542
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (e)	2,129,000	1,915,801
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (e)	3,602,000	3,284,339
		20,579,697
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,056,974)		75,873,305
U.S. Government Agency Obligations and Instrumentalities (f) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.159% 5.778% 3/01/37	47,003	47,394
Government National Mortgage Association Pool #507545 7.500% 8/15/29	15,890	16,356
		63,750
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $63,865)		63,750
TOTAL BONDS & NOTES (Cost $169,134,280)		155,678,581
TOTAL LONG-TERM INVESTMENTS (Cost $169,134,280)		155,678,581

The accompanying notes are an integral part of the financial statements.
21

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 10.0%
Commercial Paper — 7.5%
CVS Health Corp.
5.659% 4/03/24 (a)	$3,000,000	$2,997,301
Dominion Energy, Inc.
5.667% 4/23/24 (a)	2,000,000	1,992,062
Duke Energy Corp.
5.536% 4/03/24 (a)	3,000,000	2,997,286
NextEra Energy Capital Holdings, Inc.
5.690% 5/07/24 (a)	3,000,000	2,981,433
Southern Co.
5.654% 4/25/24 (a)	2,000,000	1,991,369
		12,959,451

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	775,860	775,860

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24,1.600%, due 4/01/24 (h)	$3,556,963	3,556,963
TOTAL SHORT-TERM INVESTMENTS (Cost $17,300,096)		17,292,274
TOTAL INVESTMENTS — 99.6% (Cost $186,434,376) (i)		172,970,855
Other Assets/(Liabilities) — 0.4%		679,777
NET ASSETS — 100.0%		$173,650,632

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $125,696,965 or 72.38% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $760,298 or 0.44% of net assets. (Note 2).
(d)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $789,358 or 0.45% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $3,557,595. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $3,628,148.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
22

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	58.7%
Cayman Islands	9.6%
Ireland	4.0%
United Kingdom	3.0%
Netherlands	1.7%
Canada	1.6%
France	1.4%
India	1.0%
Indonesia	0.9%
Brazil	0.9%
Bermuda	0.8%
China	0.7%
Germany	0.7%
Qatar	0.6%
Jordan	0.6%
Denmark	0.6%
Kuwait	0.6%
United Arab Emirates	0.6%
Australia	0.6%
Switzerland	0.5%
Sweden	0.3%
Republic of Korea	0.2%
Total Long-Term Investments	89.6%
Short-Term Investments and Other Assets and Liabilities	10.4%
Net Assets	100.0%

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/28/24	466	$ 95,400,405	$ (110,686)
Short
U.S. Treasury Long Bond	6/18/24	6	$(714,497)	$(8,128)
U.S. Treasury Ultra 10 Year	6/18/24	108	(12,320,084)	(57,729)
U.S. Treasury Ultra Bond	6/18/24	1	(127,707)	(1,293)
U.S. Treasury Note 5 Year	6/28/24	352	(37,638,714)	(30,786)
				$ (97,936)

The accompanying notes are an integral part of the financial statements.
23

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 83.9%
Corporate Debt — 0.5%
Real Estate Investment Trusts (REITS) — 0.5%
SBA Tower Trust
2.836% 1/15/50 (a)	$1,375,000	$1,342,035
TOTAL CORPORATE DEBT (Cost $1,340,945)		1,342,035
Non-U.S. Government Agency Obligations — 52.3%
Automobile Asset-Backed Securities — 14.0%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E
2.540% 7/13/27 (a)	4,700,000	4,536,217
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	2,094,113	2,085,269
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	1,100,644	1,030,005
Drive Auto Receivables Trust
Series 2021-1, Class C, 1.020% 6/15/27	71,788	71,648
Series 2021-1, Class D, 1.450% 1/16/29	5,500,000	5,330,359
Series 2021-3, Class C, 1.470% 1/15/27	2,594,086	2,554,576
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.730% 4/15/26 (a)	745,926	743,559
Series 2023-5A, Class A2, 6.200% 4/15/26	883,181	884,555
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	5,835,000	5,583,614
Ford Credit Auto Owner Trust, Series 2018-1, Class C
3.490% 7/15/31 (a)	3,500,000	3,428,810
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,050,692
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	4,664,163	4,528,109

	Principal Amount	Value
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.650% 2/17/26 (a)	$1,875,093	$1,855,943
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	1,800,000	1,806,613
		35,489,969
Commercial Mortgage-Backed Securities — 8.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.122% FRN 7/15/35 (a)	1,150,000	1,144,390
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
7.373% FRN 12/15/37 (a)	250,836	250,679
CARS-DB4 LP, Series 2020-1A, Class A1
2.690% 2/15/50 (a)	1,259,842	1,224,633
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,165,137
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD Term SOFR + 1.647% 6.973% FRN 5/15/36 (a)	5,985,110	5,979,501
Series 2019-ICE4, Class E, 1 mo. USD Term SOFR + 2.197% 7.523% FRN 5/15/36 (a)	3,596,053	3,591,559
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 7.690% FRN 7/15/38 (a)	1,188,532	1,187,047
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 9.140% FRN 7/15/38 (a)	1,645,660	1,643,602
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.640% FRN 2/15/39 (a)	900,000	803,046
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.664% FRN 5/25/38 (a)	2,407,035	2,410,042
		20,399,636
Home Equity Asset-Backed Securities — 0.6%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
6.059% FRN 4/25/36	1,154,188	1,123,759

The accompanying notes are an integral part of the financial statements.
24

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.704% FRN 3/25/37	$220,066	$214,115
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.614% FRN 1/25/37	127,190	125,163
Series 2006-WF1, Class M4, 1 mo. USD Term SOFR + 0.759% 6.089% FRN 2/25/36	61,396	61,302
		1,524,339
Other Asset-Backed Securities — 16.6%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.640% FRN 9/15/41 (a)	35,328	34,874
ACHV ABS TRUST, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	2,700,000	2,699,945
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	628,538	623,887
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	258,216	257,451
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	208,061	205,192
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	4,908,668	4,932,015
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	472,605	460,969
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,993,627	1,901,965
Series 2022-C, Class A, 5.320% 10/17/35 (a)	1,674,597	1,666,571
Series 2023-A, Class A, 5.550% 4/17/36 (a)	2,613,503	2,597,593
Conn’s Receivables Funding LLC, Series 2024-A, Class A
7.050% 1/16/29 (a)	2,840,126	2,844,694
Elara HGV Timeshare Issuer LLC, Series 2017-A, Class C
3.310% 3/25/30 (a)	155,316	154,939
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	392,260	388,484
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	234,411	231,964

	Principal Amount	Value
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	$2,309,796	$2,130,758
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	977,994	959,910
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	814,799	815,371
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	315,535	313,100
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	114,414	109,797
Pagaya AI Debt Trust, Series 2022-1, Class A
2.030% 10/15/29 (a)	1,973,273	1,953,670
PFS Financing Corp.
Series 2021-B, Class B, 1.090% 8/15/26 (a)	1,878,000	1,841,227
Series 2022-A, Class B, 2.770% 2/15/27 (a)	1,100,000	1,069,001
PVONE 2023-1, LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	1,076,366	1,084,698
RAM, Series 2024-1, Class A, Series 2024-1, Class A
6.669% 2/15/39 (a) (b) (c)	4,146,691	4,146,691
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	2,592,361	2,599,382
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	3,200,000	3,163,520
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	380,085	370,795
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	335,896	331,090
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	342,843	333,946
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,800,000	1,738,143
		41,961,642
Student Loans Asset-Backed Securities — 4.4%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	133,474	99,220

The accompanying notes are an integral part of the financial statements.
25

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	$9,831	$8,600
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 6.344% FRN 1/25/47 (a)	152,949	148,847
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 0.864%
6.194% FRN 8/25/42 (a)	237,288	235,841
Goal Capital Funding Trust, Series 2010-1, Class A, 90 day USD SOFR Average + 0.962%
6.320% FRN 8/25/48 (a)	43,923	43,922
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.973% FRN 6/28/39 (a)	164,830	147,809
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	58,124	56,043
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	40,875	40,697
Series 2017-C, Class A1, 1 mo. USD Term SOFR + 0.664% 5.994% FRN 11/25/42 (a)	6,308	6,306
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	4,128,530	3,610,841
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	891,353	814,466
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264%
6.585% FRN 3/25/66 (a)	1,070,693	1,074,063
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.785% FRN 3/23/37	523,365	497,227
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.823% FRN 1/25/38	269,434	228,574
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.865% FRN 6/25/41	122,473	107,750
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.973% FRN 10/25/40	545,845	494,649
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.935% FRN 6/25/41 (a)	295,000	284,116

	Principal Amount	Value
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.845% FRN 12/15/39	$176,152	$155,371
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.895% FRN 3/15/40	582,053	531,638
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.823% FRN 1/25/70	122,962	114,706
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	200,789	187,932
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.843% FRN 1/25/41	217,323	202,757
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.933% FRN 1/25/55	191,880	181,884
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.093% FRN 10/25/64	121,485	114,660
Series 2003-11, Class B, 90 day USD SOFR Average + 0.912% 6.265% FRN 12/15/38	135,043	129,345
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.310% FRN 7/15/36 (a)	626,574	621,788
Series 2014-A, Class A3, 1 mo. USD Term SOFR + 1.614% 6.940% FRN 4/15/32 (a)	91,721	91,746
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (d)	388,957	374,401
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	505,588	489,301
		11,094,500
Whole Loan Collateral Collateralized Mortgage Obligations — 8.7%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (d)	1,983,143	1,824,875
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (d)	518,468	485,122
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (d)	668,811	632,719

The accompanying notes are an integral part of the financial statements.
26

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	$655,059	$625,105
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (d)	7,600,036	6,664,298
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	334,478	307,830
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.604% FRN 11/25/36	250,130	244,313
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD Term SOFR + 0.864%
6.194% FRN 5/25/55 (a)	4,621,933	4,622,869
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (d)	574,343	458,328
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 6.394% FRN 2/25/60 (a)	287,305	274,501
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (d)	762,758	669,266
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	2,953,918	2,582,896
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (d)	1,000,000	823,954
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	988,552	949,606
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (d)	824,550	689,523
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (d)	228,202	222,909
		22,078,114
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $135,360,156)		132,548,200
U.S. Government Agency Obligations and Instrumentalities (e) — 11.1%
Whole Loans — 11.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.120% FRN 10/25/41 (a)	2,938,006	2,937,820

	Principal Amount	Value
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + 0.850% 6.170% FRN 9/25/41 (a)	$6,581,896	$6,550,721
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.170% FRN 11/25/41 (a)	1,388,124	1,387,011
Series 2022-DNA1, Class M1A, 30 day USD SOFR Average + 1.000% 6.320% FRN 1/25/42 (a)	506,795	506,632
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.620% FRN 2/25/42 (a)	2,080,824	2,085,649
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.135% FRN 1/25/50 (a)	611,106	615,377
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.320% FRN 4/25/42 (a)	2,453,614	2,486,419
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.270% FRN 6/25/42 (a)	2,442,051	2,512,622
Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214%
7.535% FRN 9/25/48 (a)	350,700	352,950
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.220% FRN 4/25/42 (a)	642,626	646,798
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.221% FRN 6/25/43 (a)	1,180,875	1,193,223
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.820% FRN 4/25/43 (a)	2,523,415	2,571,749
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.271% FRN 6/25/42 (a)	4,157,473	4,275,987
		28,122,958
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $27,996,312)		$28,122,958

The accompanying notes are an integral part of the financial statements.
27

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 20.0%
U.S. Treasury Bonds & Notes — 20.0%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	$769,464	$459,769
0.125% 2/15/52	996,426	585,965
0.250% 2/15/50	719,268	453,882
0.625% 2/15/43	1,139,442	874,473
0.750% 2/15/42	954,772	761,628
0.750% 2/15/45	1,230,281	943,660
0.875% 2/15/47	766,056	590,426
1.000% 2/15/46	650,365	520,438
1.000% 2/15/48	1,062,347	836,238
1.000% 2/15/49	496,040	388,511
1.375% 2/15/44	1,322,420	1,159,359
1.500% 2/15/53	725,781	633,453
1.750% 1/15/28	1,176,920	1,167,011
2.125% 2/15/40	499,079	504,982
2.125% 2/15/41	647,390	655,582
2.125% 2/15/54	502,115	507,361
2.500% 1/15/29	933,075	958,513
3.375% 4/15/32	347,270	384,624
3.875% 4/15/29	1,781,041	1,947,159
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	2,386,380	2,327,251
0.125% 1/15/30	2,276,010	2,060,174
0.125% 7/15/30	2,344,037	2,111,609
0.125% 1/15/31	2,486,295	2,211,835
0.125% 7/15/31	2,069,856	1,831,163
0.125% 1/15/32	2,001,294	1,748,181
0.250% 7/15/29	1,445,856	1,333,121
0.375% 7/15/27	1,259,930	1,198,821
0.500% 1/15/28	1,874,205	1,773,339
0.625% 7/15/32	2,545,824	2,308,431
0.750% 7/15/28 (f)	1,497,928	1,430,956
0.875% 1/15/29	2,441,180	2,326,933
1.125% 1/15/33	2,483,184	2,328,759
1.250% 4/15/28	2,055,020	1,996,249
1.375% 7/15/33	3,318,363	3,184,563
1.625% 10/15/27	2,861,155	2,833,567
1.750% 1/15/34	1,203,168	1,187,759
2.375% 10/15/28	2,113,083	2,162,036
		50,687,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,523,183)		50,687,781
TOTAL BONDS & NOTES (Cost $218,220,596)		$212,700,974

	Principal Amount	Value
TOTAL LONG-TERM INVESTMENTS (Cost $218,220,596)		$212,700,974
Short-Term Investments — 15.4%
Commercial Paper — 15.1%
American Electric Power Co., Inc.
5.995% 5/22/24 (a)	$2,000,000	1,982,935
Bayer Corp.
6.361% 8/15/24 (a)	2,000,000	1,955,939
6.388% 7/24/24 (a)	3,000,000	2,944,185
CRH America Finance, Inc.
6.078% 6/14/24 (a)	5,000,000	4,939,376
Dentsply Sirona, Inc.
5.702% 4/04/24 (a)	5,000,000	4,994,721
5.707% 4/09/24 (a)	3,000,000	2,994,542
Eversource Energy
5.760% 4/09/24 (a)	5,000,000	4,990,943
L3Harris Technologies, Inc.
6.407% 8/27/24 (a)	3,000,000	2,928,805
Marsh & McLennan, Co.
5.478% 4/01/24 (a) (b)	2,500,000	2,498,500
Penske Truck Leasing Co. LP
5.728% 4/08/24	3,000,000	2,994,916
VW Credit, Inc.
6.028% 5/02/24 (a)	5,000,000	4,972,948
		38,197,810
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (g)	759,401	759,401
TOTAL SHORT-TERM INVESTMENTS (Cost $38,968,672)		38,957,211
TOTAL INVESTMENTS — 99.3% (Cost $257,189,268) (h)		251,658,185
Other Assets/(Liabilities) — 0.7%		1,890,693
NET ASSETS — 100.0%		$253,548,878

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
28

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $178,101,690 or 70.24% of net assets.

(b)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $6,645,191 or 2.62% of net assets.

(c)	Investment is valued using significant unobservable inputs.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)
Maturity value of $759,536. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $774,663.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/18/24	5	$573,220	$(173)
U.S. Treasury Ultra Bond	6/18/24	1	128,003	997
				$824
Short
U.S. Treasury Long Bond	6/18/24	12	$(1,442,960)	$(2,290)
U.S. Treasury Note 2 Year	6/28/24	275	(56,273,814)	40,611
U.S. Treasury Note 5 Year	6/28/24	56	(6,001,638)	8,763
				$ 47,084

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.706%	Annually	11/07/25	USD	15,000,000	$(3,707)	$—	$(3,707)
Fixed 2.114%	Maturity	U.S. Consumer Price Index	Maturity	1/04/26	USD	5,500,000	33,567	—	33,567
12-Month USD SOFR	Annually	Fixed 4.077%	Annually	2/02/26	USD	12,000,000	(109,624)	—	(109,624)
12-Month USD SOFR	Annually	Fixed 4.213%	Annually	2/06/26	USD	12,000,000	(80,407)	—	(80,407)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	6,000,000	20,020	—	20,020
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	5,943	—	5,943
							$(134,208)	$ —	$(134,208)

The accompanying notes are an integral part of the financial statements.
29

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Barclays PLC*	5/31/24	USD	61,094,468	$ 1,592,351	$ —	$ 1,592,351
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/31/24	USD	62,663,383	515,673	—	515,673
Fed Funds + 22.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/30/24	USD	45,782,736	2,465,941	—	2,465,941
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/30/24	USD	13,450,654	110,689	—	110,689
								$ 4,684,654	$—	$ 4,684,654

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
30

MassMutual Core Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.5%
Corporate Debt — 38.0%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$650,000	$609,398
Agriculture — 0.3%
Reynolds American, Inc.
5.850% 8/15/45	940,000	871,894
Viterra Finance BV
3.200% 4/21/31 (a)	1,290,000	1,116,746
		1,988,640
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A,
4.100% 10/01/29	971,578	891,156
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	266,903	257,518
		1,148,674
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
5.800% 3/05/27	1,151,000	1,155,257
General Motors Co.
5.150% 4/01/38	785,000	736,817
General Motors Financial Co., Inc.
3.100% 1/12/32	815,000	690,305
5.400% 5/08/27	403,000	404,054
Hyundai Capital America
1.650% 9/17/26 (a)	1,420,000	1,298,812
		4,285,245
Banks — 7.8%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,900,000	1,870,718
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (a)	1,453,000	1,514,701
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	1,765,000	1,411,705
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,485,000	1,393,139
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,025,000	1,790,236
Bank of Ireland Group PLC Secured Overnight Financing Rate + 1.620%
5.601% VRN 3/20/30 (a)	656,000	653,390

	Principal Amount	Value
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	$1,550,000	$1,514,693
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	1,500,000	1,447,696
5 yr. CMT + 5.431% 8.000% VRN (b)	1,368,000	1,365,181
BNP Paribas SA Secured Overnight Financing Rate + 1.590%
5.497% VRN 5/20/30 (a)	848,000	849,854
BPCE SA Secured Overnight Financing Rate + 1.730%
3.116% VRN 10/19/32 (a)	1,830,000	1,499,669
Citigroup, Inc. Secured Overnight Financing Rate + 3.813%
5.000% VRN (b)	1,241,000	1,233,333
Danske Bank AS 1 yr. CMT + 1.400%
5.705% VRN 3/01/30 (a)	630,000	634,025
Discover Bank 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	2,863,000	2,848,031
Goldman Sachs Group, Inc. Secured Overnight Financing Rate + 1.410%
3.102% VRN 2/24/33	1,420,000	1,214,449
HSBC Holdings PLC Secured Overnight Financing Rate + 1.285%
2.206% VRN 8/17/29	1,355,000	1,187,559
ING Groep NV
5 yr. USD Swap + 4.446% 6.500% VRN (b)	1,925,000	1,901,089
5 yr. USD ICE Swap + 4.204% 6.750% VRN (a) (b)	1,325,000	1,325,000
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	1,235,000	1,079,585
Lloyds Banking Group PLC
5 yr. USD Swap + 4.760% 7.500% VRN (b)	2,325,000	2,311,022
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,075,000	1,210,326
5 yr. CMT + 3.913% 8.000% VRN (b)	950,000	956,523
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	3,225,000	2,666,239
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	1,290,000	1,020,241

The accompanying notes are an integral part of the financial statements.
31

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 2.620% 5.297% VRN 4/20/37	$2,435,000	$2,336,137
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,800,000	2,368,165
NatWest Group PLC
5 yr. CMT + 2.100% 3.754% VRN 11/01/29	725,000	712,689
5 yr. CMT + 5.625% 6.000% VRN (b)	825,000	805,605
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,525,000	1,408,150
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	1,975,000	1,984,150
SVB Financial Group
4.250% (b) (c)	301,000	4,524
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	1,200,000	1,192,500
Synovus Bank
5.625% 2/15/28	1,531,000	1,486,751
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	2,737,000	2,870,711
UBS Group AG 1 yr. CMT + 1.800%
6.246% VRN 9/22/29 (a)	819,000	844,971
		50,912,757
Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	437,000	439,345
Molson Coors Beverage Co.
4.200% 7/15/46	1,479,000	1,235,818
		1,675,163
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	887,000	902,455
5.750% 3/02/63	665,000	678,267
		1,580,722
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	701,000	698,233
LYB International Finance III LLC
4.200% 5/01/50	1,350,000	1,056,031
		1,754,264
Computers — 0.1%
Kyndryl Holdings, Inc.
6.350% 2/20/34	570,000	585,083

	Principal Amount	Value
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	$1,885,000	$1,616,682
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	882,444
3.950% 7/15/26 (a)	2,800,000	2,631,386
8.500% 5/18/25 (a)	1,185,000	1,205,389
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,715,000	1,591,079
ARES Finance Co. LLC
4.000% 10/08/24 (a)	2,180,000	2,144,631
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,641,489
3.250% 2/15/27 (a)	1,545,000	1,434,811
4.250% 4/15/26 (a)	1,596,000	1,540,335
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,765,000	1,477,827
4.125% 10/07/51 (a)	1,114,000	761,717
Charles Schwab Corp.
5 yr. CMT + 3.168% 4.000% VRN (b)	2,075,000	1,941,315
Secured Overnight Financing Rate + 2.500%
5.853% VRN 5/19/34	904,000	925,739
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,989,054	1,891,846
		22,686,690
Electric — 1.8%
Cleveland Electric Illuminating Co.
5.950% 12/15/36	539,000	543,654
CMS Energy Corp.
4.700% 3/31/43	600,000	529,226
4.875% 3/01/44	640,000	594,517
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	246,000	275,379
Dominion Energy, Inc.
5.950% 6/15/35	620,000	638,270
Duke Energy Florida LLC
6.200% 11/15/53	632,000	696,772
Emera, Inc. 3 mo. USD LIBOR + 5.440%
6.750% VRN 6/15/76	1,625,000	1,604,889
Entergy Texas, Inc.
5.800% 9/01/53	1,112,000	1,147,980
Indianapolis Power & Light Co.
5.700% 4/01/54 (a)	358,000	358,949

The accompanying notes are an integral part of the financial statements.
32

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IPALCO Enterprises, Inc.
5.750% 4/01/34 (a)	$547,000	$545,265
MidAmerican Energy Co.
5.300% 2/01/55	487,000	481,740
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,165,000	1,056,925
Pacific Gas & Electric Co.
2.500% 2/01/31	945,000	785,842
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	960,000	885,644
6.000% 10/15/39	171,000	174,150
Tampa Electric Co.
4.450% 6/15/49	421,000	360,560
Virginia Electric & Power Co.
5.350% 1/15/54	918,000	899,839
		11,579,601
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,250,000	1,116,548
Food — 0.7%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (d)	2,285,000	1,955,126
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,217,751
3.000% 10/15/30 (a) (d)	1,208,000	1,000,052
4.250% 2/01/27 (a)	650,000	624,190
		4,797,119
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,370,000	1,491,685
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	1,720,000	1,743,673
Health Care – Services — 0.3%
HCA, Inc.
5.900% 6/01/53	1,385,000	1,392,648
Humana, Inc.
5.750% 4/15/54	815,000	820,310
		2,212,958
Insurance — 7.0%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	4,400,000	4,081,013

	Principal Amount	Value
Allstate Corp., (Acquired 11/30/18, Cost $3,292,364), 3 mo. USD Term SOFR + 3.200%
8.507% VRN 8/15/53 (e)	$3,220,000	$3,220,953
Arthur J Gallagher & Co.
5.750% 7/15/54	564,000	564,773
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,665,132
Athene Global Funding
2.673% 6/07/31 (a)	2,820,000	2,336,178
5.684% 2/23/26 (a)	1,515,000	1,520,637
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,530,000	1,364,697
Brighthouse Financial, Inc.
4.700% 6/22/47	1,305,000	1,034,837
CNO Global Funding
2.650% 1/06/29 (a)	1,340,000	1,166,844
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	2,899,000	2,902,474
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	900,000	838,430
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	2,400,000	2,327,771
Equitable Holdings, Inc. 5 yr. CMT + 4.736% 4.950% VRN (b)	925,000	903,993
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	3,006,000	2,489,390
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,275,000	2,951,508
6.750% 3/15/54 (a)	414,000	424,686
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,365,000	2,191,862
Hill City Funding Trust
4.046% 8/15/41 (a)	3,710,000	2,706,523
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,295,000	1,169,063
MetLife Capital Trust IV
7.875% 12/15/67 (a)	825,000	884,505
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,555,000	3,719,401
4.450% 5/12/27 (a)	80,000	76,265
4.750% 4/08/32 (a)	90,000	79,134
6.875% 4/15/34 (a)	831,000	836,673
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,149,104

The accompanying notes are an integral part of the financial statements.
33

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vitality Re XV Ltd. 3 mo. U.S. Treasury Bill Rate + 2.500%
7.862% FRN 1/08/28 (a)	$3,276,000	$3,271,414
		45,877,260
Investment Companies — 2.0%
ARES Capital Corp.
2.150% 7/15/26	2,080,000	1,915,326
5.875% 3/01/29	982,000	979,063
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,137,000	1,126,367
Blackstone Private Credit Fund
2.625% 12/15/26	3,350,000	3,056,615
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,855,000	1,759,776
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a) (g)	1,303,000	1,286,837
Golub Capital BDC, Inc.
2.500% 8/24/26	1,065,000	978,502
6.000% 7/15/29	1,311,000	1,287,558
HPS Corporate Lending Fund
6.750% 1/30/29 (a)	620,000	618,865
		13,008,909
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	1,000,000	952,772
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (d)	1,165,000	898,807
6.484% 10/23/45	1,745,000	1,617,305
Discovery Communications LLC
4.000% 9/15/55	1,086,000	743,227
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	1,100,000	1,016,372
6.875% 4/30/36	1,100,000	1,038,914
Time Warner Cable LLC
6.750% 6/15/39	600,000	571,482
		6,838,879
Oil & Gas — 2.0%
BP Capital Markets PLC
5 yr. CMT + 4.398% 4.875% VRN (b)	1,540,000	1,469,192
5 yr. CMT + 2.153% 6.450% VRN (b)	720,000	745,624
EQT Corp.
3.900% 10/01/27	660,000	627,352
7.000% STEP 2/01/30	1,800,000	1,912,403

	Principal Amount	Value
Ovintiv, Inc.
6.500% 8/15/34	$885,000	$938,799
6.500% 2/01/38	530,000	552,142
7.100% 7/15/53	1,549,000	1,733,074
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (d)	2,105,000	1,989,483
5.150% 11/15/29 (d)	1,350,000	1,320,860
Petroleos Mexicanos
5.350% 2/12/28	845,000	748,572
6.375% 1/23/45	585,000	377,204
6.500% 3/13/27	295,000	277,860
6.625% 6/15/38	202,000	143,841
		12,836,406
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,628,000	1,241,519
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.700% 5/14/45	745,000	696,645
Cigna Group
4.800% 7/15/46	1,010,000	918,111
CVS Health Corp.
5.050% 3/25/48	370,000	336,026
5.875% 6/01/53	675,000	686,683
6.125% 9/15/39	895,000	926,255
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,453,183	1,426,806
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,105,000	1,746,341
		6,736,867
Pipelines — 1.5%
Cheniere Energy, Inc.
5.650% 4/15/34 (a)	431,000	434,078
Energy Transfer LP
5.950% 5/15/54	651,000	649,663
3 mo. USD Term SOFR + 4.290% 9.597% VRN (b)	2,635,000	2,623,791
EnLink Midstream Partners LP
5.450% 6/01/47	1,150,000	1,000,822
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	1,250,000	1,186,132
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.679% VRN (b)	2,590,000	2,573,623
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,395,000	1,184,020
		9,652,129

The accompanying notes are an integral part of the financial statements.
34

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.7%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	$1,805,000	$1,707,880
Brookfield Finance, Inc.
5.968% 3/04/54	1,491,000	1,542,296
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	646,230
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,182,000	795,211
		4,691,617
Real Estate — 0.1%
CBRE Services, Inc.
5.500% 4/01/29	587,000	590,544
Real Estate Investment Trusts (REITS) — 3.1%
Broadstone Net Lease LLC
2.600% 9/15/31	2,126,000	1,679,889
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,288,964
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	1,150,000	1,150,850
Kimco Realty OP LLC
4.125% 12/01/46	555,000	424,808
4.450% 9/01/47	1,055,000	858,589
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,645,000	1,404,111
3.625% 10/01/29	800,000	714,091
4.500% 4/01/27	478,000	462,573
Piedmont Operating Partnership LP
2.750% 4/01/32	1,055,000	758,131
9.250% 7/20/28	772,000	822,108
Rexford Industrial Realty LP
2.125% 12/01/30	1,075,000	878,652
Service Properties Trust
4.950% 10/01/29	1,320,000	1,080,648
Store Capital LLC
4.500% 3/15/28 (d)	700,000	663,465
4.625% 3/15/29 (d)	2,950,000	2,779,278
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	870,000	824,543
WEA Finance LLC
2.875% 1/15/27 (a)	1,965,000	1,797,036
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	1,575,000	1,554,414
		20,142,150

	Principal Amount	Value
Retail — 0.0%
Alimentation Couche-Tard, Inc.
5.617% 2/12/54 (a)	$214,000	$216,008
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,050,000	701,875
Microsoft Corp.
2.921% 3/17/52	1,425,000	1,007,439
Oracle Corp.
6.900% 11/09/52	631,000	726,062
		2,435,376
Telecommunications — 1.4%
AT&T, Inc.
3.550% 9/15/55	4,280,000	2,992,685
British Telecommunications PLC
9.625% STEP 12/15/30	1,285,000	1,576,220
Cisco Systems, Inc.
5.300% 2/26/54	268,000	275,098
Motorola Solutions, Inc.
5.400% 4/15/34	724,000	722,570
Sprint Capital Corp.
8.750% 3/15/32	1,260,000	1,527,815
T-Mobile USA, Inc.
6.000% 6/15/54	922,000	985,476
Vodafone Group PLC
4.250% 9/17/50	1,075,000	867,740
		8,947,604
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	3,352,000	3,043,874
3.375% 1/20/27	1,295,000	1,189,252
		4,233,126
TOTAL CORPORATE DEBT (Cost $263,596,988)		247,616,614
Non-U.S. Government Agency Obligations — 23.3%
Commercial Mortgage-Backed Securities — 9.3%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (f)	$3,165,000	$1,753,684
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (f)	3,150,000	2,372,880
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (f)	4,800,000	3,337,549
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (f)	3,100,000	2,258,103

The accompanying notes are an integral part of the financial statements.
35

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (f)	$16,248,000	$12,768,119
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (f)	3,790,000	2,839,307
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (f)	1,300,000	1,306,822
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,500,000	1,442,343
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	552,734	484,607
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	486,119	414,173
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,010,177
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.461% VRN 4/12/42 (a) (f)	1,900,000	1,520,444
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (f)	1,200,000	1,131,342
Series 2015-CR23, Class C, 4.283% VRN 5/10/48 (f)	1,050,000	959,419
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.690% FRN 10/15/43 (a)	3,365,000	2,964,174
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 8.190% FRN 10/15/43 (a)	1,162,000	919,085
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (f)	1,357,000	996,607
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 7.090% FRN 2/15/39 (a)	3,500,000	3,318,556
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.440% FRN 2/15/39 (a)	5,800,000	5,401,748
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.640% FRN 2/15/39 (a)	3,200,000	2,855,273
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.190% FRN 3/15/38 (a)	2,505,591	2,449,219

	Principal Amount	Value
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	$1,185,000	$807,528
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (f)	1,278,000	819,941
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.541% FRN 7/15/39 (a)	4,879,000	3,300,338
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	356,186
Series 2021-FCMT, Class B, 1 mo. USD Term SOFR + 1.964% 7.291% FRN 5/15/31 (a)	3,000,000	2,912,977
		60,700,601
Home Equity Asset-Backed Securities — 0.1%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.644% FRN 11/25/35 (a)	338,626	333,597
Other Asset-Backed Securities — 9.2%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	947,433	797,217
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD Term SOFR + 2.512%
7.826% FRN 7/15/32 (a)	830,000	830,038
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.874% FRN 4/26/35 (a)	1,750,000	1,757,548
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.618% FRN 4/18/35 (a)	1,000,000	1,000,174
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	544,355	523,432
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD Term SOFR + 2.012% 7.326% FRN 10/15/30 (a)	1,700,000	1,700,185
Series 2020-1A, Class CR, 3 mo. USD Term SOFR + 2.312% 7.626% FRN 10/15/34 (a)	400,000	399,983

The accompanying notes are an integral part of the financial statements.
36

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
6.831% FRN 4/20/37 (a)	$3,000,000	$3,007,236
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD Term SOFR + 1.912%
7.229% FRN 10/20/34 (a)	1,300,000	1,301,195
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
7.220% FRN 5/20/36 (a) (g)	500,000	500,090
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,014,484	1,700,609
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	798,335	718,255
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	383,368	346,727
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	771,534	692,642
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (f)	996,353	907,575
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	325,013	287,486
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	363,824	312,905
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	109,401	95,246
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	341,355	305,392
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	87,950	78,614
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	641,645	597,144
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.268% FRN 7/20/36 (a)	1,000,000	1,011,925
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,547,814	1,378,483
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,037,244	937,689
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD Term SOFR + 2.462%
7.760% FRN 10/18/30 (a)	680,000	680,119

	Principal Amount	Value
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.176% FRN 7/15/30 (a)	$2,090,000	$2,090,073
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,570,438
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	721,552
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
1.000% FRN 4/18/36 (a) (g)	700,000	700,123
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.878% FRN 4/15/37 (a)	2,000,000	2,001,350
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	130,839	122,438
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	287,756	268,241
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	122,095	117,222
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912%
7.226% FRN 10/14/35 (a)	1,350,000	1,350,921
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.429% FRN 10/20/34 (a)	550,000	550,039
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.749% FRN 10/30/34 (a)	2,000,000	2,001,658
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 2.112%
7.436% FRN 10/25/31 (a)	1,030,000	1,030,845
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
7.167% FRN 1/15/37 (a)	750,000	749,977
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	581,820	541,080
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	55,103	54,124

The accompanying notes are an integral part of the financial statements.
37

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	$540,577	$511,061
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,564,562	1,426,173
Symphony CLO 30 Ltd., Series 2023-30A, Class B, 3 mo. USD Term SOFR + 2.650%
7.968% FRN 4/20/35 (a)	1,875,000	1,877,524
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.712% FRN 4/25/34 (a)	1,500,000	1,502,967
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	2,000,000	1,999,244
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
7.279% FRN 1/20/31 (a)	2,440,000	2,440,112
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,269,593	3,013,126
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,484,483	1,352,884
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	624,688	549,744
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.229% FRN 10/20/32 (a)	1,100,000	1,100,506
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.859% FRN 4/20/33 (a)	4,200,000	4,204,196
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,532,139	1,428,739
Voya CLO Ltd.
Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862% 7.179% FRN 1/20/35 (a)	500,000	496,395
Series 2015-3A, Class A3R, 3 mo. USD Term SOFR + 1.962% 7.279% FRN 10/20/31 (a)	1,500,000	1,499,472
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,241,207	450,506

	Principal Amount	Value
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	$426,734	$407,326
		59,997,965
Student Loans Asset-Backed Securities — 2.5%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,293,406	1,176,493
Series 2019-A, Class C, 4.460% 12/28/48 (a)	864,586	785,949
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 5.272% FRN 2/01/43 (a) (f)	1,300,000	1,202,470
Series 2003-2, Class 2A1, 6.258% FRN 8/01/43 (a) (f)	1,950,000	1,816,056
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 6.435% FRN 11/25/33 (a)	523,719	509,981
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (f)	600,000	516,403
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (f)	600,000	516,371
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	666,148
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,150,684
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 6.935% FRN 10/25/50 (a)	975,000	915,421
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 6.935% FRN 5/26/54 (a)	1,130,000	1,113,352
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
5.822% FRN 2/15/45	796,949	716,876
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	1,409,044	1,318,818
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.933% FRN 1/25/55	930,327	881,862
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (f)	1,806,713	1,739,100
		16,025,984

The accompanying notes are an integral part of the financial statements.
38

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.258% VRN 8/25/34 (f)	$22,216	$21,671
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (f)	1,670,000	1,057,649
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (f)	4,375,228	3,470,786
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (f)	2,627,042	2,082,341
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (f)	3,723,000	2,577,933
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (f)	5,273,000	3,958,599
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (f)	1,840,000	1,248,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.933% VRN 11/25/48 (a) (f)	28,750	26,909
		14,444,064
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $174,921,047)		151,502,211
Sovereign Debt Obligation — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,778,000	1,479,863
TOTAL SOVEREIGN DEBT OBLIGATION (Cost $1,789,109)		1,479,863
U.S. Government Agency Obligations and Instrumentalities (h) — 28.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	43,295	44,595
Pass-Through Securities — 28.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,195,530	3,365,848
Pool #RA4255 2.000% 1/01/51	8,526,935	6,859,356

	Principal Amount	Value
Pool #RA5576 2.500% 7/01/51	$7,009,629	$5,877,708
Pool #SD0905 3.000% 3/01/52	3,359,414	2,909,519
Pool #RA2483 3.500% 6/01/50	4,787,963	4,333,962
Pool #Z40047 4.000% 10/01/41	64,249	61,586
Pool #SD1523 4.000% 8/01/52	4,799,174	4,485,520
Pool #SD1603 4.000% 9/01/52	3,038,688	2,814,453
Pool #SD4364 5.500% 10/01/53	5,105,747	5,107,820
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	6,107,485	5,092,615
Pool #FM8596 2.500% 9/01/51	2,158,965	1,809,659
Pool #FS3035 2.500% 4/01/52	7,762,043	6,511,048
Pool #MA3029 3.000% 6/01/32	1,395,066	1,322,948
Pool #MA3090 3.000% 8/01/32	475,679	450,201
Pool #FS1075 3.000% 3/01/52	3,448,382	3,005,915
Pool #CB3304 3.000% 4/01/52	5,236,178	4,564,316
Pool #CB3305 3.000% 4/01/52	6,236,077	5,428,122
Pool #AS1304 3.500% 12/01/28	329,507	319,678
Pool #MA1356 3.500% 2/01/43	3,155,546	2,894,408
Pool #CA6096 3.500% 6/01/50	6,456,903	5,816,403
Pool #FM4017 3.500% 8/01/50	347,716	314,745
Pool #CB3842 3.500% 6/01/52	9,905,593	8,933,831
Pool #CA1909 4.500% 6/01/48	2,032,553	1,964,471
Pool #CB3866 4.500% 6/01/52	5,402,502	5,187,774
Pool #CB4129 4.500% 7/01/52	4,784,700	4,561,632
Pool #AD6437 5.000% 6/01/40	177,626	178,930
Pool #AD6996 5.000% 7/01/40	1,177,410	1,186,610
Pool #AL8173 5.000% 2/01/44	409,539	412,466
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	13,981	14,208
Pool #781468 6.500% 7/15/32	1,238	1,269
Pool #781496 6.500% 9/15/32	5,498	5,615
Pool #781124 7.000% 12/15/29	2,009	2,045
Pool #781319 7.000% 7/15/31	41,389	42,403
Pool #581417 7.000% 7/15/32	6,716	6,816
Pool #565982 7.000% 7/15/32	10,089	10,423
Pool #441009 8.000% 11/15/26	138	140
Pool #522777 8.000% 12/15/29	2,528	2,592
Pool #523043 8.000% 3/15/30	91	94
Pool #529134 8.000% 3/15/30	1,025	1,067
Pool #477036 8.000% 4/15/30	105	109
Pool #503157 8.000% 4/15/30	8,738	9,085
Pool #528714 8.000% 4/15/30	816	850
Pool #544640 8.000% 11/15/30	7,182	7,500
Pool #531298 8.500% 8/15/30	368	380
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,471,790	2,198,984
Pool #MA6283 3.000% 11/20/49	4,484,383	3,986,649

The accompanying notes are an integral part of the financial statements.
39

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6409 3.000% 1/20/50	$4,668,250	$4,150,107
Pool #MA4321 3.500% 3/20/47	2,773,922	2,555,341
Government National Mortgage Association II, TBA
2.500% 4/20/54 (g)	3,900,000	3,321,516
3.000% 4/20/54 (g)	4,100,000	3,616,276
3.500% 4/20/54 (g)	5,280,000	4,804,185
4.500% 4/20/54 (g)	2,000,000	1,921,617
Uniform Mortgage-Backed Security, TBA
2.500% 4/01/54 (g)	25,575,000	21,140,336
3.000% 4/01/54 (g)	11,225,000	9,659,639
3.500% 4/01/54 (g)	2,150,000	1,923,662
4.000% 4/01/54 (g)	1,075,000	995,467
4.500% 4/01/54 (g)	3,325,000	3,166,153
5.000% 4/01/39 (g)	9,000,000	8,983,477
5.000% 4/01/54 (g)	5,275,000	5,148,482
5.500% 4/01/54 (g)	12,400,000	12,340,422
		185,788,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $197,954,724)		185,833,048
U.S. Treasury Obligations — 8.5%
U.S. Treasury Bonds & Notes — 8.5%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	21,950,000	14,636,677
U.S. Treasury Notes
4.625% 10/15/26	40,400,000	40,514,558
		55,151,235
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,274,010)		55,151,235
TOTAL BONDS & NOTES (Cost $693,535,878)		641,582,971
TOTAL LONG-TERM INVESTMENTS (Cost $693,535,878)		641,582,971
Short-Term Investments — 13.3%
Commercial Paper — 12.4%
Bayer Corp.
6.361% 8/15/24 (a)	9,000,000	8,801,725
6.396% 7/26/24 (a)	7,200,000	7,063,800
CRH America Finance, Inc.
6.078% 6/14/24 (a)	10,000,000	9,878,753
6.091% 6/17/24 (a)	5,000,000	4,937,034

	Principal Amount	Value
Dentsply Sirona, Inc.
5.645% 4/16/24 (a)	$5,000,000	$4,985,492
5.702% 4/04/24 (a)	5,000,000	4,994,721
Eversource Energy
5.718% 4/10/24 (a)	6,000,000	5,988,223
L3Harris Technologies, Inc.
5.669% 4/22/24 (a)	8,000,000	7,969,441
5.837% 4/04/24 (a)	4,000,000	3,995,777
Marsh & McLennan, Co.
5.478% 4/01/24 (a) (j)	10,000,000	9,994,000
OGE Energy Corp.
5.698% 4/04/24 (a)	4,000,000	3,995,777
VW Credit, Inc.
6.028% 5/02/24 (a)	8,000,000	7,956,717
		80,561,460
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	4,602,658	4,602,658

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (l)	$1,349,910	1,349,910
TOTAL SHORT-TERM INVESTMENTS (Cost $86,540,612)		86,514,028
TOTAL INVESTMENTS — 111.8% (Cost $780,076,490) (m)		728,096,999
Other Assets/ (Liabilities) — (11.8)%		(76,903,317)
NET ASSETS — 100.0%		$651,193,682

The accompanying notes are an integral part of the financial statements.
40

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $314,238,452 or 48.26% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $4,524 or 0.00% of net assets.

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $4,506,455 or 0.69% of net assets. (Note 2).
(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $3,220,953 or 0.49% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $9,994,000 or 1.53% of net assets.

(k)	Represents investment of security lending cash collateral. (Note 2).
(l)
Maturity value of $1,350,150. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,376,938.

(m)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	80.7%
Cayman Islands	5.4%
United Kingdom	3.2%
Canada	1.9%
Ireland	1.4%
France	1.4%
Netherlands	1.0%
Bermuda	0.9%
Australia	0.8%
Germany	0.6%
Mexico	0.5%
Republic of Korea	0.3%
Sweden	0.2%
Switzerland	0.1%
Denmark	0.1%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
41

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/24	304	$36,360,899	$252,100
U.S. Treasury Ultra Bond	6/18/24	123	15,722,781	144,219
U.S. Treasury Note 2 Year	6/28/24	106	21,693,509	(18,165)
U.S. Treasury Note 5 Year	6/28/24	312	33,399,576	(10,701)
				$ 367,453
Short
U.S. Treasury Ultra 10 Year	6/18/24	73	$(8,383,578)	$17,094

The accompanying notes are an integral part of the financial statements.
42

MassMutual Diversified Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 0.3%
Preferred Stock — 0.3%
Financials — 0.3%
Selective Insurance Group, Inc. 4.600% Class B	18,825	$ 355,040
TOTAL PREFERRED STOCK (Cost $470,625)		355,040
TOTAL EQUITIES (Cost $470,625)		355,040

	Principal Amount
Bonds & Notes — 91.8%
Corporate Debt — 40.9%
Aerospace & Defense — 0.3%
Boeing Co.
5.930% 5/01/60	$140,000	131,255
TransDigm, Inc.
5.500% 11/15/27	250,000	244,688
		375,943
Agriculture — 0.3%
Reynolds American, Inc.
5.850% 8/15/45	120,000	111,306
Viterra Finance BV
3.200% 4/21/31 (a)	280,000	242,394
		353,700
Airlines — 0.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A,
4.800% 2/15/29 (a)	327,264	319,190
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	48,973	47,251
		366,441
Auto Manufacturers — 0.5%
General Motors Co.
5.200% 4/01/45	225,000	202,130
General Motors Financial Co., Inc.
5.750% 2/08/31	335,000	338,632
Hyundai Capital America
1.650% 9/17/26 (a)	175,000	160,065
		700,827

	Principal Amount	Value
Banks — 6.6%
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (a)	$ 210,000	$ 218,918
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	310,000	247,948
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	460,000	406,671
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	285,000	278,508
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b)	375,000	307,421
5 yr. CMT + 5.431% 8.000% VRN (b)	290,000	289,402
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (b)	375,000	309,348
BPCE SA Secured Overnight Financing Rate + 1.730%
3.116% VRN 10/19/32 (a)	450,000	368,771
Citigroup, Inc. Secured Overnight Financing Rate + 3.813%
5.000% VRN (b)	242,000	240,505
Discover Bank 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	468,000	465,553
HSBC Holdings PLC
6.500% 9/15/37	125,000	130,130
7.350% 11/27/32	415,000	433,656
Huntington Bancshares, Inc. 3 mo. USD Term SOFR + 3.142%
8.456% VRN (b)	510,000	500,627
ING Groep NV
5 yr. USD Swap + 4.446% 6.500% VRN (b)	400,000	395,032
5 yr. USD ICE Swap + 4.204% 6.750% VRN (a) (b)	275,000	275,000
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	235,000	205,427
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b)	605,000	609,154
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	650,000	537,381

The accompanying notes are an integral part of the financial statements.
43

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
Secured Overnight Financing Rate + 1.360%
2.484% VRN 9/16/36	$ 280,000	$221,448
Secured Overnight Financing Rate + 2.620%
5.297% VRN 4/20/37	185,000	177,489
NatWest Group PLC
5 yr. CMT + 2.100% 3.754% VRN 11/01/29	425,000	417,783
5 yr. CMT + 2.200% 6.475% VRN 6/01/34	320,000	325,276
Nordea Bank Abp 5 yr. CMT + 4.110%
6.625% VRN (a) (b)	275,000	272,226
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	300,000	277,013
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	525,000	527,432
SVB Financial Group
4.100% (b) (c)	210,000	3,150
4.250% (b) (c)	590,000	8,868
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	200,000	198,750
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	358,000	375,489
		9,024,376
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	190,194
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	305,821
		496,015
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	171,000	173,980
5.750% 3/02/63	150,000	152,992
		326,972
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	179,709
4.750% 1/15/28 (a)	151,000	144,112
		323,821
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	147,000	146,420

	Principal Amount	Value
LYB International Finance III LLC
4.200% 5/01/50	$ 265,000	$ 207,295
		353,715
Commercial Services — 0.1%
Ashtead Capital, Inc.
4.250% 11/01/29 (a)	200,000	186,455
Computers — 0.3%
Dell International LLC/EMC Corp.
8.350% 7/15/46	96,000	124,174
Kyndryl Holdings, Inc.
6.350% 2/20/34	116,000	119,070
Leidos, Inc.
5.500% 7/01/33	226,000	220,931
		464,175
Distribution & Wholesale — 0.4%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	600,000	549,290
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400% 10/29/33	385,000	324,308
Antares Holdings LP
2.750% 1/15/27 (a)	345,000	309,079
3.750% 7/15/27 (a)	605,000	552,056
8.500% 5/18/25 (a)	330,000	335,678
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	295,000	273,684
ARES Finance Co. LLC
4.000% 10/08/24 (a)	375,000	368,916
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	333,521
3.250% 2/15/27 (a)	175,000	162,519
4.375% 5/01/26 (a)	480,000	463,577
BGC Group, Inc.
4.375% 12/15/25	475,000	461,926
Blue Owl Finance LLC
3.125% 6/10/31 (a)	475,000	397,716
4.125% 10/07/51 (a)	198,000	135,386
Charles Schwab Corp.
5 yr. CMT + 3.168% 4.000% VRN (b)	425,000	397,619
Secured Overnight Financing Rate + 2.500%
5.853% VRN 5/19/34	186,000	190,473
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	577,272	549,060

The accompanying notes are an integral part of the financial statements.
44

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Finance Corp.
4.000% 9/15/30	$ 220,000	$188,286
		5,443,804
Electric — 2.1%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	125,019
Cleveland Electric Illuminating Co.
5.950% 12/15/36	145,000	146,252
CMS Energy Corp.
4.700% 3/31/43	115,000	101,435
4.875% 3/01/44	125,000	116,117
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	57,000	63,807
Duke Energy Florida LLC
6.200% 11/15/53	133,000	146,631
Elwood Energy LLC
8.159% 7/05/26	39,753	32,647
Indianapolis Power & Light Co.
5.700% 4/01/54 (a)	72,000	72,191
IPALCO Enterprises, Inc.
4.250% 5/01/30	365,000	339,601
Massachusetts Electric Co.
5.867% 2/26/54 (a)	355,000	362,038
MidAmerican Energy Co.
5.300% 2/01/55	104,000	102,877
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	475,000	430,935
Pacific Gas & Electric Co.
4.300% 3/15/45	160,000	126,429
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54	332,000	335,465
Tampa Electric Co.
4.450% 6/15/49	94,000	80,505
Virginia Electric & Power Co.
5.350% 1/15/54	197,000	193,103
6.000% 1/15/36	100,000	105,622
		2,880,674
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	76,156
Warnermedia Holdings, Inc.
4.279% 3/15/32	275,000	245,640
		321,796
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.750% 3/15/34 (a)	260,000	273,188

	Principal Amount	Value
7.250% 11/15/53 (a)	$ 260,000	$279,442
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	293,670
3.000% 10/15/30 (a)	81,000	67,056
4.250% 2/01/27 (a)	250,000	240,073
		1,153,429
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	240,000	214,690
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	325,000	329,473
Health Care – Services — 0.1%
Humana, Inc.
5.750% 4/15/54	163,000	164,062
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (a) (d)	35,000	31,753
Insurance — 7.2%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	1,176,000	1,090,743
Allstate Corp., (Acquired 7/02/19, Cost $687,600), 3 mo. USD Term SOFR + 3.200%
8.507% VRN 8/15/53 (e)	640,000	640,189
Arthur J Gallagher & Co.
5.750% 7/15/54	115,000	115,158
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	370,029
Athene Global Funding
1.730% 10/02/26 (a)	350,000	317,625
2.950% 11/12/26 (a)	365,000	341,111
5.684% 2/23/26 (a)	145,000	145,540
Athene Holding Ltd.
6.250% 4/01/54	355,000	360,283
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	400,000	356,784
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	377,555
4.700% 6/22/47	125,000	99,122
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	600,000	600,719
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	910,000	882,613

The accompanying notes are an integral part of the financial statements.
45

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b)	$ 410,000	$400,689
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	310,000	256,723
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	955,000	860,669
6.750% 3/15/54 (a)	81,000	83,091
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	320,000	296,573
Hill City Funding Trust
4.046% 8/15/41 (a)	390,000	284,513
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	255,000	230,202
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (b) (e)	169,000	182,059
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	241,229
Prudential Financial, Inc. 5 yr. CMT + 3.162%
5.125% VRN 3/01/52	275,000	257,770
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	320,000	261,297
4.750% 4/08/32 (a)	790,000	694,624
6.875% 4/15/34 (a)	31,000	31,212
USF&G Capital I
8.500% 12/15/45 (a)	95,000	107,552
		9,885,674
Investment Companies — 2.8%
ARES Capital Corp.
2.150% 7/15/26	455,000	418,978
5.875% 3/01/29	207,000	206,381
Blackstone Private Credit Fund
2.625% 12/15/26	155,000	141,425
4.000% 1/15/29 (d)	355,000	325,710
Blue Owl Capital Corp. II
8.450% 11/15/26 (a)	375,000	386,244
Blue Owl Credit Income Corp.
4.700% 2/08/27	410,000	388,953
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a) (f)	257,000	253,812
Golub Capital BDC, Inc.
2.500% 8/24/26	160,000	147,005
6.000% 7/15/29	268,000	263,208
HPS Corporate Lending Fund
6.750% 1/30/29 (a)	130,000	129,762

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	$1,000,000	$965,325
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29	179,000	177,965
		3,804,768
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	480,642
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	232,726
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (d)	440,000	339,463
6.484% 10/23/45	175,000	162,194
CSC Holdings LLC
4.625% 12/01/30 (a)	250,000	126,954
5.000% 11/15/31 (a)	325,000	164,298
5.750% 1/15/30 (a)	200,000	105,875
Discovery Communications LLC
4.000% 9/15/55	235,000	160,827
DISH DBS Corp.
7.375% 7/01/28	223,000	107,358
Paramount Global
3.700% 6/01/28	300,000	265,813
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	400,000	369,590
Time Warner Cable LLC
4.500% 9/15/42	180,000	133,165
6.750% 6/15/39	115,000	109,534
		2,277,797
Mining — 0.3%
Novelis Corp.
3.875% 8/15/31 (a)	533,000	457,850
Oil & Gas — 2.0%
Antero Resources Corp.
7.625% 2/01/29 (a)	74,000	76,002
BP Capital Markets PLC
5 yr. CMT + 4.398% 4.875% VRN (b)	255,000	243,275
5 yr. CMT + 2.153% 6.450% VRN (b)	134,000	138,769
EQT Corp.
7.000% STEP 2/01/30	565,000	600,282

The accompanying notes are an integral part of the financial statements.
46

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ovintiv, Inc.
6.500% 8/15/34	$ 75,000	$79,559
6.500% 2/01/38	160,000	166,684
7.100% 7/15/53	420,000	469,911
Patterson-UTI Energy, Inc.
5.150% 11/15/29 (d)	615,000	601,725
Petroleos Mexicanos
5.350% 2/12/28	190,000	168,318
6.375% 1/23/45	35,000	22,568
6.500% 3/13/27	65,000	61,224
Santos Finance Ltd.
3.649% 4/29/31 (a)	165,000	143,773
		2,772,090
Oil & Gas Services — 0.5%
Nov, Inc.
3.950% 12/01/42	254,000	193,701
Weatherford International Ltd.
8.625% 4/30/30 (a)	483,000	504,237
		697,938
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC
5.438% 4/03/34 (a) (f)	320,000	320,000
Pharmaceuticals — 0.8%
1375209 BC Ltd.
9.000% 1/30/28 (a) (d)	158,000	154,840
Bausch Health Cos., Inc.
11.000% 9/30/28 (a)	282,000	188,235
CVS Health Corp.
5.050% 3/25/48	115,000	104,440
5.875% 6/01/53	100,000	101,731
CVS Pass-Through Trust
5.926% 1/10/34 (a)	151,373	148,626
7.507% 1/10/32 (a)	10,649	11,025
Utah Acquisition Sub, Inc.
5.250% 6/15/46	405,000	335,994
		1,044,891
Pipelines — 1.2%
Cheniere Energy, Inc.
5.650% 4/15/34 (a)	86,000	86,614
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	250,000	260,149
Energy Transfer LP
5.950% 5/15/54	138,000	137,717
5 yr. CMT + 5.134% 6.750% VRN (b)	270,000	265,323

	Principal Amount	Value
EnLink Midstream Partners LP 3 mo. USD Term SOFR + 4.372%
9.701% VRN (b)	$ 375,000	$ 367,522
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	250,000	237,227
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	375,000	318,285
		1,672,837
Private Equity — 0.6%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	307,513
Brookfield Finance, Inc.
5.968% 3/04/54	279,000	288,599
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	112,388
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	153,000	102,933
		811,433
Real Estate Investment Trusts (REITS) — 3.2%
Broadstone Net Lease LLC
2.600% 9/15/31	605,000	478,049
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	205,000	205,152
Omega Healthcare Investors, Inc.
3.625% 10/01/29	490,000	437,381
4.750% 1/15/28	202,000	195,018
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	168,873
9.250% 7/20/28	133,000	141,633
Rexford Industrial Realty LP
2.125% 12/01/30	201,000	164,287
Service Properties Trust
4.950% 10/01/29	590,000	483,017
Store Capital LLC
4.500% 3/15/28	225,000	213,257
4.625% 3/15/29	525,000	494,617
Ventas Realty LP
5.700% 9/30/43	85,000	81,223
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	185,000	175,334
WEA Finance LLC
2.875% 1/15/27 (a)	385,000	352,091
3.500% 6/15/29 (a)	375,000	331,308

The accompanying notes are an integral part of the financial statements.
47

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	$ 425,000	$419,445
		4,340,685
Retail — 0.5%
Nordstrom, Inc.
4.250% 8/01/31	440,000	386,345
Sonic Automotive, Inc.
4.875% 11/15/31 (a) (d)	277,000	242,490
		628,835
Software — 0.1%
Oracle Corp.
6.900% 11/09/52	119,000	136,928
Telecommunications — 1.3%
Altice France SA
5.125% 7/15/29 (a)	442,000	298,807
AT&T, Inc.
3.550% 9/15/55	664,000	464,286
British Telecommunications PLC
9.625% STEP 12/15/30	275,000	337,323
Cisco Systems, Inc.
5.300% 2/26/54	49,000	50,298
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	261,517
Sprint Capital Corp.
8.750% 3/15/32	141,000	170,970
T-Mobile USA, Inc.
6.000% 6/15/54	190,000	203,081
		1,786,282
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	738,000	670,161
3.375% 1/20/27	340,000	312,236
		982,397
TOTAL CORPORATE DEBT (Cost $61,110,533)		56,162,458
Non-U.S. Government Agency Obligations — 24.9%
Commercial Mortgage-Backed Securities — 10.2%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (a) (g)	530,000	458,557
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
3.895% VRN 11/05/32 (a) (g)	440,000	395,835

	Principal Amount	Value
Bank
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (g)	$ 500,000	$277,043
Series 2019-BN17, Class C, 4.508% VRN 4/15/52 (g)	331,000	260,910
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (g)	500,000	364,210
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (g)	400,000	113,791
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (a) (g)	3,100,000	2,322,388
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (g)	300,000	301,574
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
7.773% FRN 12/15/37 (a)	572,453	571,022
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	178,125
COMM Mortgage Trust, Series 2015-CR23, Class C,
4.283% VRN 5/10/48 (g)	110,000	100,511
DataBank Issuer LLC, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	266,524
DC Office Trust
Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (a) (g)	357,000	223,145
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (a) (g)	622,000	339,019
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864%
8.190% FRN 10/15/43 (a)	998,000	789,369
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	382,610
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (a) (g)	630,000	504,493
Jackson Park Trust, Series 2019-LIC, Class D,
3.242% VRN 10/14/39 (a) (g)	686,000	539,850
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.619% VRN 8/15/47 (g)	300,000	278,588

The accompanying notes are an integral part of the financial statements.
48

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.190% FRN 3/15/38 (a)	$ 424,643	$415,089
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, 30 day USD SOFR Average + 3.750%
9.069% FRN 1/17/37 (a)	1,000,000	895,633
Med Trust, Series 2021-MDLN, Class F, 1 mo. USD Term SOFR + 4.114%
9.440% FRN 11/15/38 (a)	1,990,447	1,986,718
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	139,699
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (g)	215,000	137,940
Store Master Funding I-VII & XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	753,317	620,468
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.541% FRN 7/15/39 (a)	864,000	584,442
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (g)	140,000	128,809
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 7.841% FRN 5/15/31 (a)	461,000	443,281
		14,019,643
Home Equity Asset-Backed Securities — 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.420% FRN 10/25/34	80,630	73,826
Other Asset-Backed Securities — 10.1%
AIMCO CLO, Series 2018-AA, Class B, 3 mo. USD Term SOFR + 1.662%
6.978% FRN 4/17/31 (a)	250,000	249,715
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.874% FRN 4/26/35 (a)	500,000	502,156
Atrium XV, Series 15A, Class B, 3 mo. USD Term SOFR + 2.012%
7.327% FRN 1/23/31 (a)	250,000	250,132

	Principal Amount	Value
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.618% FRN 4/18/35 (a)	$ 500,000	$ 500,087
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	212,762	209,570
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	637,653	613,145
Canyon CLO Ltd., Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962%
7.276% FRN 10/15/34 (a)	500,000	499,991
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482%
6.796% FRN 10/15/36 (a)	500,000	500,096
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	129,104	116,154
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	70,776	64,011
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	83,959	69,713
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	383,433	300,748
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD Term SOFR + 1.962%
7.279% FRN 1/20/31 (a)	280,000	280,031
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	44,190	39,088
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	61,826	53,173
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	23,596	20,543
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	46,083	42,048
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	135,772
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	170,451
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	128,754	111,697

The accompanying notes are an integral part of the financial statements.
49

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	$ 267,453	$ 238,194
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	242,874
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.176% FRN 7/15/30 (a)	950,000	950,033
Madison Park Funding XXXII Ltd., Series 2018-32A, Class CR, 3 mo. USD Term SOFR + 2.262%
7.579% FRN 1/22/31 (a)	300,000	300,004
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	328,834
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
1.000% FRN 4/18/36 (a) (f)	250,000	250,044
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.878% FRN 4/15/37 (a)	500,000	500,337
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	20,349	19,537
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
7.226% FRN 7/15/34 (a)	500,000	500,356
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 3 mo. USD Term SOFR + 2.412%
7.729% FRN 1/20/32 (a)	300,000	300,009
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.429% FRN 10/20/34 (a)	250,000	250,018
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	256,259
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.749% FRN 10/30/34 (a)	500,000	500,414
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD Term SOFR + 2.362%
7.686% FRN 4/25/32 (a)	250,000	250,035

	Principal Amount	Value
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	$ 154,291	$121,648
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
7.301% FRN 5/20/31 (a)	250,000	250,061
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.326% FRN 1/15/37 (a)	250,000	250,014
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	26,628	25,845
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	242,633	206,117
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	99,389	93,962
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	247,456	225,568
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.712% FRN 4/25/34 (a)	500,000	500,989
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	500,000	499,811
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
7.279% FRN 1/20/31 (a)	490,000	490,023
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,038,255	946,213
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	208,229	183,248
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.229% FRN 10/20/32 (a)	250,000	250,115
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	263,166	227,255
		13,886,138

The accompanying notes are an integral part of the financial statements.
50

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 2.2%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	$ 187,793	$ 169,740
Series 2019-A, Class C, 4.460% 12/28/48 (a)	129,257	117,501
Series 2019-A, Class D, 5.500% 12/28/48 (a)	90,828	81,913
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	29,470
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	468,526
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
6.035% FRN 8/25/42	321,282	289,901
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	127,755
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 6.635% FRN 3/25/67 (a)	250,000	232,092
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (g)	70,000	69,490
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.865% FRN 6/25/41	58,410	51,388
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 6.435% FRN 11/25/36 (a)	200,000	197,019
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 6.435% FRN 6/25/42 (a)	150,000	147,480
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 6.435% FRN 7/26/49 (a)	250,000	227,933
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.935% FRN 6/25/41 (a)	100,000	96,311
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.823% FRN 1/25/70	95,637	89,216
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.833% FRN 10/25/40	105,678	98,912

	Principal Amount	Value
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.913% FRN 1/25/44	$ 180,074	$170,492
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.093% FRN 10/25/64	62,767	59,241
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	170,746
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (g)	180,000	166,285
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
6.944% FRN 1/25/36	26,447	26,412
		3,087,823
Whole Loan Collateral Collateralized Mortgage Obligations — 2.3%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (g)	286,828	279,124
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (g)	93,820	92,608
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.258% VRN 8/25/34 (g)	3,553	3,466
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (g)	3,600,000	2,716,729
		3,091,927
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,298,710)		34,159,357
Sovereign Debt Obligation — 0.1%
Mexico Government International Bond
4.750% 3/08/44	174,000	144,823
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $194,086)		144,823

The accompanying notes are an integral part of the financial statements.
51

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (h) — 20.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$ 2,353	$2,424
Pass-Through Securities — 20.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	446,746	358,401
Pool #RA4255 2.000% 1/01/51	901,526	725,218
Pool #SD0905 3.000% 3/01/52	680,388	589,270
Pool #SD1523 4.000% 8/01/52	1,013,910	947,645
Pool #SD1603 4.000% 9/01/52	649,491	601,562
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	435,945	365,412
Pool #FS3035 2.500% 4/01/52	1,444,101	1,211,358
Pool #MA3029 3.000% 6/01/32	197,567	187,354
Pool #MA3090 3.000% 8/01/32	80,624	76,305
Pool #AR3007 3.000% 2/01/43	78,675	70,811
Pool #FS1075 3.000% 3/01/52	698,406	608,793
Pool #CB3304 3.000% 4/01/52	1,064,985	928,336
Pool #CB3305 3.000% 4/01/52	1,301,052	1,132,486
Pool #AS1304 3.500% 12/01/28	45,111	43,765
Pool #MA1356 3.500% 2/01/43	417,984	383,393
Pool #CA6096 3.500% 6/01/50	912,166	821,682
Pool #FM4017 3.500% 8/01/50	59,186	53,574
Pool #CB3842 3.500% 6/01/52	2,100,568	1,894,497
Pool #CA1909 4.500% 6/01/48	330,693	319,616
Pool #CB3866 4.500% 6/01/52	797,091	765,409
Pool #CB4129 4.500% 7/01/52	1,009,616	962,546
Pool #AD6437 5.000% 6/01/40	23,120	23,289
Pool #AD6996 5.000% 7/01/40	153,848	155,050
Pool #AL8173 5.000% 2/01/44	54,118	54,504
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	294	300
Pool #587280 6.500% 9/15/32	458	466
Pool #550659 6.500% 9/15/35	43,282	44,639
Pool #538689 6.500% 12/15/35	5,437	5,633
Pool #780651 7.000% 10/15/27	185	186
Pool #462384 7.000% 11/15/27	129	131
Pool #482668 7.000% 8/15/28	306	310
Pool #581417 7.000% 7/15/32	409	415
Pool #423836 8.000% 8/15/26	84	85
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	415,427	369,577
Pool #MA6283 3.000% 11/20/49	750,973	667,621

	Principal Amount	Value
Pool #MA6409 3.000% 1/20/50	$ 784,774	$697,670
Pool #MA4321 3.500% 3/20/47	491,215	452,508
Uniform Mortgage-Backed Security, TBA
2.500% 4/01/54 (f)	4,700,000	3,885,028
5.000% 4/01/39 (f)	1,300,000	1,297,613
5.000% 4/01/54 (f)	2,800,000	2,732,844
5.500% 4/01/54 (f)	4,800,000	4,776,937
		28,212,239
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $29,948,463)		28,214,663
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bonds & Notes — 5.4%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	3,340,000	2,227,175
U.S. Treasury Notes
4.250% 10/15/25	2,700,000	2,677,936
4.875% 10/31/28	2,500,000	2,563,364
		7,468,475
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,577,456)		7,468,475
TOTAL BONDS & NOTES (Cost $138,129,248)		126,149,776
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $4,446)		392

	Number of Shares
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (j) (k) (l)	150	4,148
TOTAL WARRANTS (Cost $0)		4,148
TOTAL LONG-TERM INVESTMENTS (Cost $138,604,319)		126,509,356

The accompanying notes are an integral part of the financial statements.
52

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 15.5%
Commercial Paper — 12.3%
Amcor Flexibles North America, Inc.
5.621% 4/16/24 (a)	$3,000,000	$2,991,106
American Electric Power Co., Inc.
5.701% 4/17/24 (a)	5,000,000	4,984,713
Avangrid, Inc.
5.600% 4/16/24 (a)	2,000,000	1,994,038
NextEra Energy Capital Holdings, Inc.
5.654% 4/08/24 (a)	2,000,000	1,996,665
5.690% 5/07/24 (a)	3,000,000	2,981,433
VW Credit, Inc.
5.656% 4/23/24 (a)	2,000,000	1,992,002
		16,939,957

Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (m)	1,506,933	1,506,933

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (n)	$2,843,776	2,843,776
TOTAL SHORT-TERM INVESTMENTS (Cost $21,301,200)		21,290,666
TOTAL INVESTMENTS — 107.6% (Cost $159,905,519) (o)		147,800,022
Other Assets/(Liabilities) — (7.6)%		(10,422,881)
NET ASSETS — 100.0%		$137,377,141

Abbreviation Legend

ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $71,316,656 or 51.91% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2024, these securities amounted to a value of $12,018 or 0.01% of net assets.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,499,888 or 1.09% of net assets. The Fund received $24,164 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $822,248 or 0.60% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Investment is valued using significant unobservable inputs.
(k)	Non-income producing security.
(l)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $4,148 or 0.00% of net assets.
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)
Maturity value of $2,844,281. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,900,668.

(o)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
53

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	72.8%
Cayman Islands	6.8%
United Kingdom	3.3%
France	2.1%
Canada	1.9%
Ireland	1.3%
Bermuda	1.1%
Germany	0.8%
Netherlands	0.7%
Australia	0.5%

Mexico	0.3%
Republic of Korea	0.2%
Finland	0.2%
Sweden	0.1%
Total Long-Term Investments	92.1%
Short-Term Investments and Other Assets and Liabilities	7.9%
Net Assets	100.0%

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
AUD Call USD Put	Bank of America N.A.*	6/10/24	0.68	190,000	AUD	190,000	$246	$1,842	$(1,596)
AUD Call USD Put	Bank of America N.A.*	6/10/24	0.69	380,000	AUD	380,000	143	2,300	(2,157)
AUD Call USD Put	Bank of America N.A.*	6/10/24	0.73	190,000	AUD	190,000	3	304	(301)
							$ 392	$ 4,446	$ (4,054)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/23/24	USD	135,645	JPY	20,219,685	$1,648
Bank of America N.A.*	5/14/24	HUF	125,551,017	USD	346,157	(3,111)
Bank of America N.A.*	5/14/24	USD	98,836	ZAR	1,885,603	(393)
Bank of America N.A.*	5/14/24	USD	238,845	CZK	5,672,543	(2,973)
Bank of America N.A.*	7/16/24	USD	251,903	GBP	198,363	1,397
BNP Paribas SA*	5/21/24	JPY	57,667,022	USD	394,000	(10,169)
Citibank N.A.*	4/09/24	PEN	372,884	USD	99,000	1,227
Citibank N.A.*	4/16/24	ARS	13,043,250	USD	12,750	2,214
Citibank N.A.*	4/23/24	THB	3,375,503	USD	97,000	(4,331)
Citibank N.A.*	4/23/24	JPY	20,219,685	USD	140,063	(6,066)
Citibank N.A.*	4/23/24	USD	161,613	TWD	5,035,053	3,872
Citibank N.A.*	4/23/24	USD	94,808	THB	3,375,503	2,139
Citibank N.A.*	5/21/24	USD	102,257	PHP	5,779,592	(469)
Citibank N.A.*	7/16/24	ARS	17,212,500	USD	12,750	4,017
Citibank N.A.*	9/16/24	ARS	33,243,924	USD	27,703	1,397
Goldman Sachs International*	4/16/24	CHF	240,140	USD	275,000	(8,343)
Goldman Sachs International*	4/16/24	USD	442,766	CHF	372,870	28,722
Goldman Sachs International*	5/07/24	MXN	4,459,389	USD	255,146	11,636
Goldman Sachs International*	5/14/24	TRY	3,582,733	USD	106,231	(905)
Goldman Sachs International*	5/14/24	USD	103,217	CHF	89,247	3,807
Goldman Sachs International*	5/21/24	USD	257,342	SGD	345,024	1,244
Goldman Sachs International*	5/21/24	USD	488,856	JPY	73,513,639	(450)
HSBC Bank PLC*	4/16/24	ILS	1,051,380	USD	282,899	3,194

The accompanying notes are an integral part of the financial statements.
54

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank PLC*	4/16/24	USD	178,000	ILS	673,794	$(5,347)
HSBC Bank PLC*	5/14/24	CZK	5,672,543	USD	243,729	(1,911)
HSBC Bank PLC*	5/21/24	JPY	15,846,617	USD	108,458	(2,984)
HSBC Bank PLC*	5/21/24	KRW	200,192,080	USD	150,929	(1,828)
HSBC Bank PLC*	5/21/24	THB	8,957,520	USD	251,708	(5,237)
HSBC Bank PLC*	5/21/24	USD	102,439	CNH	734,672	1,086
Morgan Stanley & Co. LLC*	4/09/24	PEN	575,130	USD	153,433	1,155
Morgan Stanley & Co. LLC*	4/09/24	BRL	653,149	USD	132,000	(1,869)
Morgan Stanley & Co. LLC*	4/09/24	USD	106,000	PEN	388,925	1,462
Morgan Stanley & Co. LLC*	5/07/24	BRL	1,837,796	USD	366,862	(1,690)
Morgan Stanley & Co. LLC*	5/21/24	USD	101,000	MYR	482,629	(1,298)
						$10,843

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/24	95	$ 11,313,945	$127,617
U.S. Treasury Ultra Bond	6/18/24	34	4,342,286	43,714
U.S. Treasury Note 2 Year	6/28/24	58	11,878,932	(18,838)
U.S. Treasury Note 5 Year	6/28/24	61	6,521,367	6,586
				$ 159,079
Short
U.S. Treasury Ultra 10 Year	6/18/24	26	$(2,970,900)	$(8,944)

* Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
55

MassMutual High Yield Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 96.9%
Bank Loans — 9.5%
Aerospace & Defense — 0.4%
Barnes Group, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.500%
7.827% VRN 9/03/30	$1,520,327	$1,521,088
Chemicals — 1.5%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.321% VRN 12/29/27	1,721,797	1,447,171
LSF11 A5 Holdco LLC
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.942% VRN 10/15/28	994,937	994,439
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.677% VRN 10/15/28	2,042,522	2,043,543
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.723% VRN 4/23/29 (a)	1,254,007	1,240,138
		5,725,291
Commercial Services — 0.3%
APi Group DE, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 2.500%
7.942% VRN 1/03/29	1,226,160	1,227,950
Computers — 0.9%
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.176% VRN 3/01/29	2,094,670	2,087,988
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
12.962% VRN 5/18/26	38,923	35,420
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
9.586% VRN 4/24/28	1,335,779	1,334,670
		3,458,078
Diversified Financial Services — 0.5%
Aretec Group, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.500%
9.927% VRN 8/09/30	1,963,922	1,973,741

	Principal Amount	Value
Electric — 0.2%
Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.500%
9.826% VRN 5/17/30	$865,217	$867,848
Engineering & Construction — 0.3%
Artera Services, LLC, 2024 Term Loan, 3 mo. USD SOFR CME + 4.500%
9.809% VRN 2/15/31	1,030,225	1,033,315
Food — 0.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.192% VRN 10/01/25	1,848,768	1,813,068
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.327% VRN 2/12/31	873,582	874,552
		2,687,620
Gas — 0.4%
NGL Energy Partners LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
9.830% VRN 2/02/31	1,430,788	1,433,649
Health Care – Services — 0.4%
LifePoint Health, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.500%
11.087% VRN 11/16/28	869,978	871,997
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 5.000%
0.000% VRN1/31/29 (a)	582,670	561,653
		1,433,650
Media — 0.7%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.827% VRN 6/30/28	2,084,030	2,071,651
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.500%
0.000% VRN9/30/26 (a)	663,471	628,804
		2,700,455

The accompanying notes are an integral part of the financial statements.
56

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.3%
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.080% VRN 8/18/30	$1,148,821	$1,151,405
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.675%
9.105% VRN 4/13/29	644,293	644,957
Pipelines — 0.3%
ITT Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.677% VRN 10/05/30	1,205,853	1,206,456
Real Estate Investment Trusts (REITS) — 0.3%
RHP Hotel Properties LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.077% VRN 5/18/30	1,054,635	1,054,372
Software — 2.1%
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.580% VRN 12/29/28 (a)	3,842,902	3,864,538
Cloud Software Group, Inc., 2022 USD Term Loan B,
0.000% 3/30/29 (a)	1,965,000	1,954,605
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.814% VRN 2/10/31	1,594,499	1,602,073
Veritas US, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.445% VRN 9/01/25	569,222	525,267
		7,946,483
TOTAL BANK LOANS (Cost $35,636,280)		36,066,358
Corporate Debt — 87.4%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	710,000	739,546
7.500% 6/01/29 (b)	500,000	413,521
7.875% 4/01/30 (b)	378,000	375,791
Stagwell Global LLC
5.625% 8/15/29 (b)	1,514,000	1,374,874
		2,903,732

	Principal Amount	Value
Aerospace & Defense — 1.0%
Spirit AeroSystems, Inc.
9.750% 11/15/30 (b)	$2,233,000	$2,497,758
Triumph Group, Inc.
9.000% 3/15/28 (b)	1,211,000	1,276,675
		3,774,433
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	938,000	929,561
Airlines — 1.8%
Allegiant Travel Co.
7.250% 8/15/27 (b)	2,702,000	2,687,614
American Airlines, Inc.
8.500% 5/15/29 (b)	1,488,000	1,572,008
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	2,174,043	2,040,244
United Airlines, Inc.
4.375% 4/15/26 (b)	758,000	732,787
		7,032,653
Auto Manufacturers — 0.5%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (b)	2,011,000	2,078,632
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	1,734,000	1,690,445
8.250% 4/15/31 (b)	816,000	861,074
		2,551,519
Building Materials — 3.3%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.625% 12/15/30 (b)	2,389,000	2,411,918
Knife River Corp.
7.750% 5/01/31 (b)	1,107,000	1,158,860
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	2,072,000	1,984,958
9.750% 7/15/28 (b)	3,764,000	3,850,854
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (b)	1,627,000	1,590,160
8.875% 11/15/31 (b)	1,607,000	1,717,708
		12,714,458
Chemicals — 3.6%
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	4,296,000	3,605,374
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	2,667,000	2,401,470

The accompanying notes are an integral part of the financial statements.
57

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Methanex Corp.
5.125% 10/15/27	$2,056,000	$1,988,624
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	2,503,000	2,270,831
6.250% 10/01/29 (b) (c)	1,772,000	1,621,905
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750% 5/15/26 (b)	1,257,000	295,395
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	1,426,000	1,316,903
		13,500,502
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	2,077,000	2,163,978
Commercial Services — 2.7%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	2,194,000	2,144,655
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (b)	599,000	314,602
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	2,571,000	2,518,497
PROG Holdings, Inc.
6.000% 11/15/29 (b)	2,766,000	2,585,200
Sabre GLBL, Inc.
8.625% 6/01/27 (b)	2,924,000	2,565,875
Sabre Global, Inc., Convertible,
7.320% 8/01/26	85,000	73,268
		10,202,097
Computers — 0.6%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	1,048,000	1,045,170
Western Digital Corp.
4.750% 2/15/26	1,083,000	1,057,965
		2,103,135
Cosmetics & Personal Care — 0.0%
Coty, Inc.
6.500% 4/15/26 (b)	105,000	105,169
Distribution & Wholesale — 0.4%
Resideo Funding, Inc.
4.000% 9/01/29 (b)	1,882,000	1,682,756
Diversified Financial Services — 7.9%
Aretec Group, Inc.
10.000% 8/15/30 (b)	1,099,000	1,200,408

	Principal Amount	Value
Coinbase Global, Inc.
3.375% 10/01/28 (b)	$305,000	$261,329
3.625% 10/01/31 (b)	373,000	301,219
GGAM Finance Ltd.
8.000% 2/15/27 (b)	2,005,000	2,070,202
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	8,817,485	8,386,561
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	2,664,000	2,613,989
9.500% 2/15/29 (b)	1,965,000	2,011,447
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	1,757,000	1,858,242
8.375% 5/01/28 (b)	1,977,000	2,095,553
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	857,000	737,479
6.500% 5/01/28 (b)	1,492,000	1,376,381
OneMain Finance Corp.
4.000% 9/15/30	709,000	606,795
5.375% 11/15/29	1,195,000	1,123,554
PRA Group, Inc.
5.000% 10/01/29 (b)	4,020,000	3,387,586
7.375% 9/01/25 (b)	1,582,000	1,579,184
8.375% 2/01/28 (b)	445,000	442,865
		30,052,794
Electric — 2.6%
PG&E Corp.
5.000% 7/01/28 (c)	3,121,000	3,005,716
5.250% 7/01/30 (c)	583,000	553,986
Pike Corp.
5.500% 9/01/28 (b)	2,213,000	2,118,162
8.625% 1/31/31 (b)	1,071,000	1,138,116
Talen Energy Supply LLC
8.625% 6/01/30 (b)	2,894,000	3,094,710
		9,910,690
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (b)	1,145,000	1,025,993
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	2,549,000	2,260,490
Engineering & Construction — 2.5%
Arcosa, Inc.
4.375% 4/15/29 (b)	2,166,000	1,996,041

The accompanying notes are an integral part of the financial statements.
58

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Artera Services LLC
8.500% 2/15/31 (b)	$981,000	$1,005,764
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	2,528,000	2,317,977
7.500% 4/15/32 (b)	1,457,000	1,425,334
MasTec, Inc.
4.500% 8/15/28 (b) (c)	1,815,000	1,725,834
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	879,000	872,113
		9,343,063
Entertainment — 0.7%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	930,000	887,989
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	987,000	913,919
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.000% 8/01/30 (b)	684,000	704,501
		2,506,409
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	847,000	797,518
Food — 1.7%
Fiesta Purchaser, Inc.
7.875% 3/01/31 (b)	621,000	641,307
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	3,863,000	3,305,318
3.750% 12/01/31	400,000	345,850
Pilgrim’s Pride Corp.
4.250% 4/15/31 (b)	2,285,000	2,059,792
		6,352,267
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (b)	839,000	868,793
Hand & Machine Tools — 1.4%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	5,158,000	5,349,496
Health Care – Products — 0.5%
Neogen Food Safety Corp.
8.625% 7/20/30 (b)	1,898,000	2,044,626

	Principal Amount	Value
Health Care – Services — 4.2%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	$1,356,000	$1,046,489
5.625% 3/15/27 (b)	556,000	511,743
6.000% 1/15/29 (b)	1,141,000	996,775
6.875% 4/15/29 (b)	472,000	353,394
LifePoint Health, Inc.
9.875% 8/15/30 (b)	2,140,000	2,238,530
11.000% 10/15/30 (b)	1,964,000	2,099,106
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	1,121,000	1,053,772
Radiology Partners, Inc.
8.500% 1/31/29 (b)	1,035,358	960,605
9.781% 2/15/30 (b)	3,620,816	2,914,757
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.750% 12/01/26 (b)	644,000	644,867
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,088,792
6.125% 6/15/30	2,081,000	2,076,226
		15,985,056
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	1,241,000	1,144,715
Beazer Homes USA, Inc.
7.500% 3/15/31 (b)	744,000	751,371
Mattamy Group Corp.
4.625% 3/01/30 (b)	5,293,000	4,802,032
5.250% 12/15/27 (b)	25,000	24,239
		6,722,357
Housewares — 0.2%
Newell Brands, Inc.
5.700% STEP 4/01/26	419,000	411,530
6.375% 9/15/27	291,000	286,169
		697,699
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	523,000	526,691
7.000% 1/15/31 (b)	369,000	372,697
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	3,333,066	3,293,414
		4,192,802

The accompanying notes are an integral part of the financial statements.
59

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 1.0%
Getty Images, Inc.
9.750% 3/01/27 (b)	$3,859,000	$3,856,943
Investment Companies — 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	1,179,000	1,173,568
6.250% 5/15/26	4,270,000	4,121,938
		5,295,506
Leisure Time — 3.2%
Carnival Corp.
7.625% 3/01/26 (b)	651,000	658,655
5.750% 3/01/27 (b)	1,023,000	1,012,499
6.000% 5/01/29 (b)	3,068,000	3,027,225
7.000% 8/15/29 (b)	184,000	191,909
Life Time, Inc.
5.750% 1/15/26 (b)	189,000	187,467
8.000% 4/15/26 (b)	398,000	402,807
NCL Corp. Ltd.
5.875% 3/15/26 (b)	781,000	770,965
5.875% 2/15/27 (b)	224,000	221,310
8.375% 2/01/28 (b)	668,000	705,625
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	620,000	612,260
Royal Caribbean Cruises Ltd.
4.250% 7/01/26 (b)	1,609,000	1,552,755
5.500% 8/31/26 (b)	601,000	595,600
5.375% 7/15/27 (b)	451,000	444,640
5.500% 4/01/28 (b)	504,000	498,156
Viking Cruises Ltd.
7.000% 2/15/29 (b)	1,128,000	1,132,881
		12,014,754
Lodging — 0.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875% 7/01/31 (b)	1,266,000	1,133,494
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	1,046,000	1,043,342
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	1,071,000	995,625
		3,172,461
Media — 6.8%
Altice Financing SA
5.000% 1/15/28 (b)	464,000	381,893
5.750% 8/15/29 (b)	699,000	560,068

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	$2,361,000	$1,928,110
4.250% 1/15/34 (b)	3,376,000	2,548,387
4.500% 5/01/32	853,000	685,466
CSC Holdings LLC
5.750% 1/15/30 (b)	939,000	497,081
7.500% 4/01/28 (b)	800,000	539,241
11.750% 1/31/29 (b)	1,850,000	1,852,885
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b)	892,000	477,101
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	3,333,000	3,153,139
DISH DBS Corp.
5.125% 6/01/29	380,000	158,494
7.375% 7/01/28	1,266,000	609,486
DISH Network Corp.
11.750% 11/15/27 (b)	818,000	835,121
Gray Television, Inc.
5.375% 11/15/31 (b)	1,881,000	1,233,408
7.000% 5/15/27 (b) (c)	243,000	225,998
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	1,385,000	1,299,848
McGraw-Hill Education, Inc.
5.750% 8/01/28 (b)	910,000	857,181
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	615,000	512,795
Time Warner Cable Enterprises LLC
8.375% 7/15/33	2,780,000	3,102,725
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	236,000	203,514
5.500% 5/15/29 (b)	4,137,000	3,824,936
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	588,000	539,479
		26,026,356
Mining — 1.1%
Constellium SE
3.750% 4/15/29 (b)	2,250,000	2,024,320
First Quantum Minerals Ltd.
9.375% 3/01/29 (b)	1,397,000	1,447,173
Novelis Corp.
3.250% 11/15/26 (b)	304,000	283,261
3.875% 8/15/31 (b)	313,000	268,869
		4,023,623
Miscellaneous – Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	2,435,000	2,398,432

The accompanying notes are an integral part of the financial statements.
60

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 3.8%
Apache Corp.
4.750% 4/15/43 (c)	$816,000	$643,298
5.100% 9/01/40	607,000	520,910
5.350% 7/01/49	910,000	769,224
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (b)	443,000	433,745
6.000% 2/01/31 (b)	1,792,000	1,742,402
Nabors Industries Ltd.
7.250% 1/15/26 (b)	983,000	976,914
Nabors Industries, Inc.
7.375% 5/15/27 (b)	777,000	775,569
Occidental Petroleum Corp.
6.200% 3/15/40	1,570,000	1,611,013
6.600% 3/15/46	801,000	863,260
Parkland Corp.
4.625% 5/01/30 (b)	795,000	732,909
5.875% 7/15/27 (b)	2,479,000	2,457,519
Sunoco LP/Sunoco Finance Corp.
5.875% 3/15/28	245,000	242,657
7.000% 9/15/28 (b)	510,000	521,092
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	132,300	132,452
Transocean, Inc.
7.250% 11/01/25 (b)	1,251,000	1,245,708
7.500% 1/15/26 (b)	931,000	925,171
		14,593,843
Oil & Gas Services — 0.8%
Weatherford International Ltd.
8.625% 4/30/30 (b)	2,835,000	2,959,652
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b)	1,217,000	980,965
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	2,181,000	2,142,918
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	1,295,000	1,174,168
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	2,895,000	2,949,284
9.250% 4/15/27 (b)	1,077,000	1,068,422
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	527,000	562,277
		8,878,034

	Principal Amount	Value
Pharmaceuticals — 4.1%
1375209 BC Ltd.
9.000% 1/30/28 (b) (c)	$4,352,000	$4,264,972
AdaptHealth LLC
4.625% 8/01/29 (b)	1,000,000	860,545
5.125% 3/01/30 (b)	2,000,000	1,744,272
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	1,347,000	735,063
6.125% 2/01/27 (b)	477,000	297,214
9.000% 12/15/25 (b)	870,000	826,513
14.000% 10/15/30 (b)	286,000	164,533
Grifols SA
4.750% 10/15/28 (b) (c)	2,379,000	1,968,291
Herbalife Ltd., Convertible,
4.250% 6/15/28 (b)	399,000	344,377
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	2,128,000	2,127,707
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (b)	246,000	170,970
Perrigo Finance Unlimited Co.
4.650% STEP 6/15/30	2,089,000	1,920,331
		15,424,788
Pipelines — 5.7%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	4,376,000	4,135,829
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (d)	500,000	490,071
5 yr. CMT + 5.306% 7.125% VRN (d)	700,000	683,400
EnLink Midstream Partners LP
4.150% 6/01/25 (c)	27,000	26,411
4.850% 7/15/26	277,000	271,554
5.050% 4/01/45	160,000	132,129
5.450% 6/01/47	380,000	330,706
5.600% 4/01/44 (c)	1,488,000	1,324,839
EQM Midstream Partners LP
6.000% 7/01/25 (b)	339,000	339,431
6.500% 7/01/27 (b)	763,000	769,748
7.500% 6/01/27 (b)	832,000	853,129
7.500% 6/01/30 (b)	176,000	188,134
Genesis Energy LP/Genesis Energy Finance Corp.
6.250% 5/15/26	290,000	288,170
8.000% 1/15/27	553,000	559,430
8.250% 1/15/29	750,000	769,947

The accompanying notes are an integral part of the financial statements.
61

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Harvest Midstream I LP
7.500% 9/01/28 (b)	$1,911,000	$1,937,622
ITT Holdings LLC
6.500% 8/01/29 (b)	4,327,000	3,948,818
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (b)	624,000	639,090
8.375% 2/15/32 (b)	1,102,000	1,129,668
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.375% 2/15/29 (b)	1,032,000	1,038,169
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	869,000	782,228
4.125% 8/15/31 (b)	994,000	883,864
		21,522,387
Private Equity — 0.4%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (b)	1,520,000	1,431,696
Real Estate Investment Trusts (REITS) — 1.3%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (b)	261,000	223,334
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (b)	425,000	443,147
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	1,238,000	1,178,955
4.000% 9/15/29 (b)	2,345,000	2,067,163
Service Properties Trust
4.375% 2/15/30	568,000	433,571
4.950% 2/15/27	284,000	262,688
5.500% 12/15/27	548,000	522,376
		5,131,234
Retail — 4.2%
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	664,587
6.875% 11/01/35	1,478,000	1,511,342
BlueLinx Holdings, Inc.
6.000% 11/15/29 (b)	1,774,000	1,722,992
Brinker International, Inc.
8.250% 7/15/30 (b)	989,000	1,042,180
CEC Entertainment LLC
6.750% 5/01/26 (b)	855,000	846,919
Nordstrom, Inc.
5.000% 1/15/44	651,000	504,491

	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (b)	$610,000	$571,110
7.750% 2/15/29 (b)	1,096,000	1,067,002
Raising Cane’s Restaurants LLC
9.375% 5/01/29 (b)	294,000	317,738
Sonic Automotive, Inc.
4.625% 11/15/29 (b) (c)	585,000	524,626
4.875% 11/15/31 (b) (c)	1,260,000	1,103,021
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375% 9/30/26 (b)	1,260,000	1,251,554
Staples, Inc.
7.500% 4/15/26 (b)	1,004,000	979,876
10.750% 4/15/27 (b)	686,000	652,070
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	1,271,000	1,158,750
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	2,169,000	2,005,345
		15,923,603
Software — 0.8%
Boxer Parent Co., Inc.
9.125% 3/01/26 (b)	158,000	157,942
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	1,761,000	1,673,746
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	1,317,000	1,207,508
		3,039,196
Telecommunications — 5.7%
Altice France Holding SA
10.500% 5/15/27 (b)	494,000	184,843
Altice France SA
5.125% 7/15/29 (b)	698,000	471,871
C&W Senior Finance Ltd.
6.875% 9/15/27 (b)	2,136,000	2,017,219
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (b)	4,634,000	4,542,595
Consolidated Communications, Inc.
5.000% 10/01/28 (b)	722,000	601,782
6.500% 10/01/28 (b)	736,000	642,912
Frontier Communications Holdings LLC
6.000% 1/15/30 (b)	2,191,000	1,855,837
6.750% 5/01/29 (b)	902,000	803,853
8.625% 3/15/31 (b)	3,081,000	3,146,715
Hughes Satellite Systems Corp.
6.625% 8/01/26	2,280,000	1,342,928

The accompanying notes are an integral part of the financial statements.
62

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	$1,079,000	$1,002,466
Level 3 Financing, Inc.
4.250% 7/01/28 (b)	557,000	261,790
11.000% 11/15/29 (b)	3,793,000	3,944,720
Viasat, Inc.
6.500% 7/15/28 (b) (c)	1,267,000	978,395
		21,797,926
Transportation — 1.3%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	1,473,000	1,308,730
Seaspan Corp.
5.500% 8/01/29 (b)	3,997,000	3,485,451
		4,794,181
TOTAL CORPORATE DEBT (Cost $341,637,871)		332,137,293
TOTAL BONDS & NOTES (Cost $377,274,151)		368,203,651
TOTAL LONG-TERM INVESTMENTS (Cost $377,274,151)		368,203,651
Short-Term Investments — 5.1%
Commercial Paper — 1.1%
Eversource Energy
5.681% 4/01/24 (b)	4,000,000	3,997,590
		3,997,590

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	15,162,615	15,162,615
TOTAL SHORT-TERM INVESTMENTS (Cost $19,162,615)		19,160,205
TOTAL INVESTMENTS — 102.0% (Cost $396,436,766) (f)		387,363,856
Other Assets/ (Liabilities) — (2.0)%		(7,450,953)
NET ASSETS — 100.0%		$379,912,903

Abbreviation Legends

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $293,670,080 or 77.30% of net assets.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $16,569,214 or 4.36% of net assets. The Fund received $1,763,807 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Security is perpetual and has no stated maturity date.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
63

MassMutual Balanced Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 64.5%
Common Stock — 64.5%
Communication Services — 1.5%
Electronic Arts, Inc.	1,656	$219,702
Fox Corp. Class A	6,317	197,533
Omnicom Group, Inc.	323	31,253
Verizon Communications, Inc.	22,579	947,415
Walt Disney Co.	2,095	256,344
		1,652,247
Consumer Discretionary — 7.2%
Aptiv PLC (a)	502	39,984
AutoZone, Inc. (a)	145	456,989
Best Buy Co., Inc.	899	73,745
Booking Holdings, Inc.	247	896,086
Chipotle Mexican Grill, Inc. (a)	104	302,304
DoorDash, Inc., Class A (a)	151	20,796
DR Horton, Inc.	1,988	327,126
eBay, Inc.	2,230	117,699
Ford Motor Co.	32,423	430,578
Garmin Ltd.	638	94,979
Genuine Parts Co.	320	49,578
Hilton Worldwide Holdings, Inc.	898	191,552
Home Depot, Inc.	3,565	1,367,534
Las Vegas Sands Corp.	1,026	53,044
Lowe's Cos., Inc.	3,307	842,392
Lululemon Athletica, Inc. (a)	518	202,357
Marriott International, Inc. Class A	812	204,876
NIKE, Inc. Class B	2,184	205,252
O’Reilly Automotive, Inc. (a)	501	565,569
Ross Stores, Inc.	1,307	191,815
TJX Cos., Inc.	8,567	868,865
Ulta Beauty, Inc. (a)	137	71,635
Yum! Brands, Inc.	1,880	260,662
		7,835,417
Consumer Staples — 4.9%
Brown-Forman Corp. Class B	276	14,247
Campbell Soup Co.	901	40,049
Church & Dwight Co., Inc.	847	88,350
Clorox Co.	228	34,909
Coca-Cola Co.	9,850	602,623
Colgate-Palmolive Co.	6,346	571,457
Constellation Brands, Inc. Class A	489	132,891
Dollar General Corp.	244	38,079
Dollar Tree, Inc. (a)	473	62,980
Estee Lauder Cos., Inc. Class A	152	23,431
General Mills, Inc.	4,740	331,658
Hershey Co.	531	103,279
Kellanova	1,354	77,571

	Number of Shares	Value
Keurig Dr Pepper, Inc.	1,616	$49,563
Kimberly-Clark Corp.	1,362	176,175
Kroger Co.	3,482	198,927
McCormick & Co., Inc.	337	25,885
Mondelez International, Inc. Class A	4,717	330,190
Monster Beverage Corp. (a)	1,865	110,557
PepsiCo, Inc.	4,707	823,772
Procter & Gamble Co.	7,756	1,258,411
Sysco Corp.	759	61,616
Target Corp.	902	159,843
Walgreens Boots Alliance, Inc.	521	11,300
		5,327,763
Energy — 2.4%
Baker Hughes Co.	2,022	67,737
Cheniere Energy, Inc.	2,990	482,227
Halliburton Co.	1,915	75,489
Kinder Morgan, Inc.	14,328	262,776
Marathon Petroleum Corp.	4,669	940,804
ONEOK, Inc.	1,160	92,997
Schlumberger NV	1,558	85,394
Valero Energy Corp.	1,604	273,787
Williams Cos., Inc.	7,629	297,302
		2,578,513
Financials — 7.7%
Aflac, Inc.	1,885	161,846
Allstate Corp.	447	77,335
American Express Co.	1,639	373,184
American International Group, Inc.	2,514	196,519
Ameriprise Financial, Inc.	251	110,048
Aon PLC Class A	632	210,911
Arch Capital Group Ltd. (a)	3,439	317,901
Arthur J Gallagher & Co.	618	154,525
Bank of New York Mellon Corp.	4,204	242,234
BlackRock, Inc.	177	147,565
Blackstone, Inc.	960	126,115
Block, Inc. (a)	260	21,991
Charles Schwab Corp.	727	52,591
Chubb Ltd.	2,323	601,959
CME Group, Inc.	1,118	240,694
Discover Financial Services	1,795	235,307
Fidelity National Information Services, Inc.	658	48,810
Fifth Third Bancorp	1,728	64,299
Fiserv, Inc. (a)	2,028	324,115
Global Payments, Inc.	769	102,785
Hartford Financial Services Group, Inc.	1,469	151,380
Intercontinental Exchange, Inc.	1,348	185,256
Marsh & McLennan Cos., Inc.	2,811	579,010

The accompanying notes are an integral part of the financial statements.
64

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	3,461	$256,495
Moody’s Corp.	292	114,765
MSCI, Inc.	108	60,529
Nasdaq, Inc.	1,141	71,997
Northern Trust Corp.	668	59,399
PayPal Holdings, Inc. (a)	1,414	94,724
Principal Financial Group, Inc.	598	51,613
Progressive Corp.	2,807	580,544
Prudential Financial, Inc.	739	86,759
Regions Financial Corp.	2,441	51,359
S&P Global, Inc.	387	164,649
State Street Corp.	1,221	94,408
T. Rowe Price Group, Inc.	525	64,008
Travelers Cos., Inc.	1,139	262,129
Truist Financial Corp.	3,281	127,893
Visa, Inc. Class A	5,027	1,402,935
Willis Towers Watson PLC	268	73,700
		8,344,286
Health Care — 8.6%
Abbott Laboratories	2,447	278,126
Agilent Technologies, Inc.	322	46,854
Align Technology, Inc. (a)	64	20,987
Amgen, Inc.	1,849	525,708
Baxter International, Inc.	491	20,985
Becton Dickinson & Co.	865	214,044
Biogen, Inc. (a)	134	28,894
BioMarin Pharmaceutical, Inc. (a)	80	6,987
BioNTech SE ADR (a)	452	41,697
Boston Scientific Corp. (a)	2,741	187,731
Bristol-Myers Squibb Co.	6,163	334,220
Cardinal Health, Inc.	879	98,360
Cencora, Inc.	519	126,112
Centene Corp. (a)	1,973	154,841
Cigna Group	1,101	399,872
CVS Health Corp.	2,728	217,585
Danaher Corp.	678	169,310
Dexcom, Inc. (a)	161	22,331
Edwards Lifesciences Corp. (a)	378	36,122
Elevance Health, Inc.	543	281,567
Eli Lilly & Co.	2,105	1,637,606
Gilead Sciences, Inc.	3,107	227,588
Humana, Inc.	377	130,714
IDEXX Laboratories, Inc. (a)	69	37,255
Illumina, Inc. (a)	51	7,003
Incyte Corp. (a)	239	13,616
Intuitive Surgical, Inc. (a)	275	109,750
IQVIA Holdings, Inc. (a)	162	40,968
Laboratory Corp. of America Holdings	211	46,095

	Number of Shares	Value
McKesson Corp.	532	$285,604
Medtronic PLC	1,962	170,988
Merck & Co., Inc.	6,704	884,593
Mettler-Toledo International, Inc. (a)	13	17,307
Moderna, Inc. (a)	59	6,287
Pfizer, Inc.	4,004	111,111
Quest Diagnostics, Inc.	165	21,963
Regeneron Pharmaceuticals, Inc. (a)	252	242,548
ResMed, Inc.	79	15,644
STERIS PLC	109	24,505
Thermo Fisher Scientific, Inc.	409	237,715
UnitedHealth Group, Inc.	2,511	1,242,192
Veeva Systems, Inc. Class A (a)	115	26,644
Vertex Pharmaceuticals, Inc. (a)	824	344,440
Waters Corp. (a)	37	12,737
West Pharmaceutical Services, Inc.	78	30,865
Zimmer Biomet Holdings, Inc.	276	36,427
Zoetis, Inc.	564	95,435
		9,269,933
Industrials — 5.0%
AMETEK, Inc.	661	120,897
Automatic Data Processing, Inc.	869	217,024
Carrier Global Corp.	2,259	131,316
Cintas Corp.	215	147,711
Copart, Inc. (a)	2,145	124,238
CSX Corp.	10,343	383,415
Cummins, Inc.	637	187,692
Deere & Co.	686	281,768
Eaton Corp. PLC	856	267,654
Expeditors International of Washington, Inc.	1,437	174,696
FedEx Corp.	1,006	291,478
Honeywell International, Inc.	1,138	233,575
Illinois Tool Works, Inc.	1,245	334,071
Johnson Controls International PLC	1,006	65,712
Norfolk Southern Corp.	429	109,339
Otis Worldwide Corp.	1,087	107,907
Paychex, Inc.	857	105,240
Republic Services, Inc.	1,838	351,867
Rockwell Automation, Inc.	271	78,950
Trane Technologies PLC	609	182,822
Union Pacific Corp.	2,026	498,254
United Parcel Service, Inc. Class B	1,642	244,050
Verisk Analytics, Inc.	677	159,589
W.W. Grainger, Inc.	122	124,111
Waste Connections, Inc.	1,084	186,459
Waste Management, Inc.	1,508	321,430
		5,431,265

The accompanying notes are an integral part of the financial statements.
65

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 23.2%
Accenture PLC Class A	2,114	$732,734
Adobe, Inc. (a)	1,671	843,187
Advanced Micro Devices, Inc. (a)	1,156	208,646
Amphenol Corp. Class A	1,548	178,562
ANSYS, Inc. (a)	159	55,198
Apple, Inc.	25,135	4,310,150
Applied Materials, Inc.	2,915	601,160
Arista Networks, Inc. (a)	336	97,433
Autodesk, Inc. (a)	347	90,366
Broadcom, Inc.	1,272	1,685,922
Cadence Design Systems, Inc. (a)	920	286,378
CDW Corp.	249	63,689
Cisco Systems, Inc.	18,556	926,130
Cognizant Technology Solutions Corp. Class A	1,781	130,529
Corning, Inc.	889	29,301
Enphase Energy, Inc. (a)	78	9,436
Fortinet, Inc. (a)	1,144	78,147
Hewlett Packard Enterprise Co.	4,938	87,551
HP, Inc.	1,779	53,761
HubSpot, Inc. (a)	44	27,569
Intel Corp.	7,962	351,682
International Business Machines Corp.	3,472	663,013
Intuit, Inc.	682	443,300
Keysight Technologies, Inc. (a)	307	48,009
KLA Corp.	450	314,357
Lam Research Corp.	388	376,969
Marvell Technology, Inc.	643	45,576
Micron Technology, Inc.	734	86,531
Microsoft Corp.	11,840	4,981,325
Motorola Solutions, Inc.	459	162,936
NetApp, Inc.	792	83,136
NVIDIA Corp.	4,891	4,419,312
ON Semiconductor Corp. (a)	493	36,260
Oracle Corp.	3,800	477,318
Palo Alto Networks, Inc. (a)	524	148,884
Salesforce, Inc.	2,386	718,615
ServiceNow, Inc. (a)	402	306,485
Snowflake, Inc. Class A (a)	145	23,432
Synopsys, Inc. (a)	448	256,032
TE Connectivity Ltd.	1,292	187,650
Texas Instruments, Inc.	1,424	248,075
VeriSign, Inc. (a)	359	68,034
Workday, Inc. Class A (a)	584	159,286
Zebra Technologies Corp. Class A (a)	19	5,727
Zoom Video Communications, Inc. Class A (a)	291	19,023
		25,126,816

	Number of Shares	Value
Materials — 1.1%
Air Products & Chemicals, Inc.	214	$51,846
Albemarle Corp.	41	5,401
Amcor PLC	3,785	35,995
Ball Corp.	398	26,809
Dow, Inc.	1,674	96,975
DuPont de Nemours, Inc.	1,163	89,167
Ecolab, Inc.	508	117,297
International Flavors & Fragrances, Inc.	156	13,414
LyondellBasell Industries NV Class A	936	95,734
Martin Marietta Materials, Inc.	120	73,673
Newmont Corp.	925	33,152
Nucor Corp.	1,194	236,293
PPG Industries, Inc.	439	63,611
Sherwin-Williams Co.	472	163,940
Vulcan Materials Co.	257	70,141
		1,173,448
Real Estate — 1.1%
Alexandria Real Estate Equities, Inc.	188	24,235
American Tower Corp.	531	104,920
AvalonBay Communities, Inc.	358	66,431
CBRE Group, Inc. Class A (a)	622	60,483
CoStar Group, Inc. (a)	434	41,924
Crown Castle, Inc.	500	52,915
Digital Realty Trust, Inc.	463	66,691
Equinix, Inc.	192	158,463
Equity Residential	902	56,925
Extra Space Storage, Inc.	141	20,727
Prologis, Inc.	993	129,308
Public Storage	708	205,363
Realty Income Corp.	1,247	67,463
SBA Communications Corp.	90	19,503
Simon Property Group, Inc.	460	71,985
Ventas, Inc.	722	31,436
Weyerhaeuser Co.	1,937	69,558
		1,248,330
Utilities — 1.8%
Ameren Corp.	782	57,837
American Electric Power Co., Inc.	785	67,588
American Water Works Co., Inc.	129	15,765
Avangrid, Inc.	48	1,749
CMS Energy Corp.	763	46,039
Consolidated Edison, Inc.	1,197	108,699
Dominion Energy, Inc.	1,616	79,491
DTE Energy Co.	677	75,919
Duke Energy Corp.	2,579	249,415
Edison International	1,305	92,303
Entergy Corp.	647	68,375

The accompanying notes are an integral part of the financial statements.
66

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eversource Energy	479	$28,630
Exelon Corp.	2,610	98,058
FirstEnergy Corp.	647	24,987
NextEra Energy, Inc.	2,156	137,790
Public Service Enterprise Group, Inc.	7,592	506,994
Sempra	1,225	87,992
WEC Energy Group, Inc.	1,122	92,138
Xcel Energy, Inc.	1,985	106,694
		1,946,463
TOTAL COMMON STOCK (Cost $55,375,080)		69,934,481
TOTAL EQUITIES (Cost $55,375,080)		69,934,481
	Principal Amount
Bonds & Notes — 36.0%
Corporate Debt — 10.7%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$ 49,000	31,289
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	12,313
3.250% 8/15/26	47,000	44,937
		88,539
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC,
2.875% 1/11/36	63,450	53,877
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	48,413	47,920
		101,797
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
5.800% 6/23/28	72,000	73,409
PACCAR Financial Corp.
4.600% 1/10/28	91,000	90,612
		164,021
Banks — 2.8%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700%
2.570% VRN 11/25/35 (b)	225,000	184,337
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	162,000	129,573
4.183% 11/25/27	41,000	39,798

	Principal Amount	Value
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	$ 23,000	$20,690
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29	18,000	17,350
4.750% 4/21/45	63,000	58,264
Secured Overnight Financing Rate + 1.910% 5.288% VRN 4/25/34	69,000	68,790
5 yr. CMT + 3.231% 6.125% VRN (c)	162,000	162,442
7.750% 5/14/38	20,000	24,264
Bank of New York Mellon Corp. 5 yr. CMT + 2.630%
3.750% VRN (c)	156,000	142,990
Bank of Nova Scotia
4.500% 12/16/25	36,000	35,404
Citigroup, Inc.
4.450% 9/29/27	27,000	26,265
Secured Overnight Financing Rate + 2.086% 4.910% VRN 5/24/33	71,000	68,449
Secured Overnight Financing Rate + 1.364% 5.174% VRN 2/13/30	37,000	36,827
5.500% 9/13/25	54,000	53,975
5.875% 1/30/42	18,000	19,035
6.000% 10/31/33	16,000	16,476
6.625% 6/15/32	14,000	15,005
8.125% 7/15/39	14,000	17,914
Comerica, Inc. Secured Overnight Financing Rate + 2.155%
5.982% VRN 1/30/30	27,000	26,675
Cooperatieve Rabobank UA 1 yr. CMT + 0.550%
1.106% VRN 2/24/27 (b)	250,000	230,187
Fifth Third Bancorp
Secured Overnight Financing Rate + 1.840% 5.631% VRN 1/29/32	28,000	28,029
Secured Overnight Financing Rate + 2.340% 6.339% VRN 7/27/29	14,000	14,432
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.798% 1.431% VRN 3/09/27	227,000	210,222
Secured Overnight Financing Rate + 1.090% 1.992% VRN 1/27/32	135,000	109,242
4.250% 10/21/25	32,000	31,399
5.950% 1/15/27	72,000	73,554
6.750% 10/01/37	32,000	34,961
Huntington Bancshares, Inc. Secured Overnight Financing Rate + 2.020%
6.208% VRN 8/21/29	29,000	29,682
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30	160,000	149,904

The accompanying notes are an integral part of the financial statements.
67

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 1.845% 5.350% VRN 6/01/34	$ 53,000	$53,204
5.600% 7/15/41	41,000	42,930
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	163,722
Morgan Stanley
Secured Overnight Financing Rate + 1.485% 3.217% VRN 4/22/42	44,000	33,653
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	79,000	76,505
Secured Overnight Financing Rate + 1.870% 5.250% VRN 4/21/34	73,000	72,429
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.933% 5.068% VRN 1/24/34	54,000	52,310
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	85,000	86,035
Truist Financial Corp. Secured Overnight Financing Rate + 1.620%
5.435% VRN 1/24/30	40,000	39,953
US Bancorp
Secured Overnight Financing Rate + 1.600% 4.839% VRN 2/01/34	79,000	75,015
Secured Overnight Financing Rate + 2.020% 5.775% VRN 6/12/29	66,000	67,152
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.020% 5.389% VRN 4/24/34	67,000	66,583
Secured Overnight Financing Rate + 1.990% 5.557% VRN 7/25/34	54,000	54,209
5 yr. CMT + 3.606% 7.625% VRN (c)	30,000	32,061
		2,991,896
Biotechnology — 0.4%
Amgen, Inc.
2.200% 2/21/27	347,000	321,318
5.250% 3/02/33	54,000	54,454
5.650% 3/02/53	36,000	36,682
		412,454
Building Materials — 0.0%
Carrier Global Corp.
6.200% 3/15/54	19,000	20,921
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (b)	21,000	20,989
ERAC USA Finance LLC
5.000% 2/15/29 (b)	42,000	42,070
Moody’s Corp.
4.250% 2/01/29	209,000	203,678

	Principal Amount	Value
PayPal Holdings, Inc.
3.250% 6/01/50	$ 27,000	$19,127
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	80,622
		366,486
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	27,000	17,929
3.000% 6/20/27	177,000	168,611
		186,540
Diversified Financial Services — 0.5%
Air Lease Corp.
2.200% 1/15/27	64,000	58,865
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	95,326
Charles Schwab Corp.
10 yr. CMT + 3.079% 4.000% VRN (c)	93,000	78,469
5.875% 8/24/26	115,000	116,917
LSEGA Financing PLC
1.375% 4/06/26 (b)	218,000	202,087
		551,664
Electric — 0.1%
MidAmerican Energy Co.
5.300% 2/01/55	20,000	19,784
Nevada Power Co.
6.650% 4/01/36	20,000	21,702
Xcel Energy, Inc.
6.500% 7/01/36	99,000	106,036
		147,522
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.141% 3/15/52	49,000	40,670
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	27,795
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	167,982
General Mills, Inc.
3.000% 2/01/51	112,000	73,506
Ingredion, Inc.
3.200% 10/01/26	25,000	23,790
Mars, Inc.
3.950% 4/01/49 (b)	67,000	54,296
		319,574

The accompanying notes are an integral part of the financial statements.
68

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.5%
Humana, Inc.
5.950% 3/15/34	$123,000	$127,718
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	81,179
3.002% 6/01/51	80,000	55,425
Mayo Clinic
3.196% 11/15/61	106,000	72,919
Providence St. Joseph Health Obligated Group
2.700% 10/01/51	93,000	56,984
Quest Diagnostics, Inc.
6.400% 11/30/33	47,000	50,778
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	23,673
5.050% 4/15/53	20,000	19,424
5.875% 2/15/53	25,000	27,048
		515,148
Insurance — 0.8%
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	102,110
Arch Capital Finance LLC
5.031% 12/15/46	27,000	24,813
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	36,398
Arthur J Gallagher & Co.
6.750% 2/15/54	20,000	22,707
Athene Holding Ltd.
3.950% 5/25/51	16,000	11,753
6.250% 4/01/54	37,000	37,551
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	44,650
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	34,303
Jackson Financial, Inc.
5.170% 6/08/27	78,000	77,841
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	16,104
5.700% 9/15/53	42,000	43,604
New York Life Global Funding
4.550% 1/28/33 (b)	47,000	45,340
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	17,681
Pacific Life Global Funding II
5.500% 8/28/26 (b)	64,000	64,514
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50	18,000	15,734

	Principal Amount	Value
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	$ 99,000	$97,913
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	43,695
3.900% 5/15/29	54,000	50,959
USF&G Capital I
8.500% 12/15/45 (b)	35,000	39,624
		827,294
Internet — 0.0%
Alphabet, Inc.
2.250% 8/15/60	32,000	18,428
Investment Companies — 0.1%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	145,640
Machinery – Diversified — 0.0%
AGCO Corp.
5.450% 3/21/27	18,000	18,081
5.800% 3/21/34	23,000	23,287
		41,368
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	59,000	39,617
3.850% 4/01/61	46,000	27,293
6.484% 10/23/45	32,000	29,658
Comcast Corp.
2.937% 11/01/56	43,000	27,073
3.400% 7/15/46	41,000	30,612
3.969% 11/01/47	23,000	18,487
Discovery Communications LLC
3.950% 3/20/28	56,000	53,029
Time Warner Cable LLC
6.750% 6/15/39	27,000	25,717
		251,486
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	65,625
BP Capital Markets PLC 5 yr. CMT + 4.036%
4.375% VRN (c)	12,000	11,761
		77,386
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	48,000	44,870
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	44,882

The accompanying notes are an integral part of the financial statements.
69

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WRKCo, Inc.
3.000% 6/15/33	$ 27,000	$22,844
4.650% 3/15/26	192,000	189,597
		302,193
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.700% 5/14/45	67,000	62,651
5.050% 3/15/34	68,000	68,843
5.400% 3/15/54	45,000	46,318
Astrazeneca Finance LLC
5.000% 2/26/34	58,000	58,238
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	23,314
6.250% 11/15/53	28,000	31,541
Cigna Group
4.800% 7/15/46	27,000	24,544
CVS Health Corp.
5.875% 6/01/53	17,000	17,294
6.125% 9/15/39	8,000	8,279
Eli Lilly & Co.
4.950% 2/27/63	33,000	32,100
Merck & Co., Inc.
5.000% 5/17/53	81,000	79,302
Pfizer Investment Enterprises Pte. Ltd.
4.450% 5/19/28	93,000	91,677
4.750% 5/19/33	61,000	60,060
		604,161
Pipelines — 0.8%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	41,000	38,905
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	27,000	25,163
Kinder Morgan, Inc.
3.250% 8/01/50	50,000	32,977
MPLX LP
1.750% 3/01/26	365,000	341,200
4.500% 4/15/38	27,000	23,977
5.650% 3/01/53	7,000	6,847
ONEOK, Inc.
6.350% 1/15/31	200,000	211,756
6.625% 9/01/53	46,000	50,697
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	96,171
Williams Cos., Inc.
3.500% 10/15/51	45,000	31,979
		859,672
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	121,000	100,127

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.9%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	$ 78,000	$64,078
5.150% 4/15/53	20,000	18,419
American Tower Corp.
1.600% 4/15/26	96,000	89,150
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	21,311
Crown Castle, Inc.
2.500% 7/15/31	88,000	72,820
3.700% 6/15/26	243,000	234,674
5.200% 2/15/49	11,000	10,198
Extra Space Storage LP
2.350% 3/15/32	65,000	52,008
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	74,695
Kimco Realty OP LLC
2.250% 12/01/31	58,000	46,767
Kite Realty Group LP
4.000% 10/01/26	110,000	104,685
NNN REIT, Inc.
5.600% 10/15/33	40,000	40,499
Prologis LP
4.875% 6/15/28	75,000	75,081
Public Storage Operating Co.
5.350% 8/01/53	14,000	14,063
Realty Income Corp.
4.850% 3/15/30	30,000	29,654
Regency Centers LP
5.250% 1/15/34	25,000	24,905
		973,007
Retail — 0.3%
Home Depot, Inc.
2.375% 3/15/51	48,000	28,536
McDonald’s Corp.
3.300% 7/01/25	100,000	97,764
5.450% 8/14/53	51,000	51,752
Starbucks Corp.
4.450% 8/15/49	86,000	74,593
Walmart, Inc.
4.500% 4/15/53	67,000	61,934
		314,579
Semiconductors — 0.2%
Micron Technology, Inc.
4.185% 2/15/27	200,000	194,883
5.300% 1/15/31	33,000	33,191
		228,074
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	28,075

The accompanying notes are an integral part of the financial statements.
70

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Fiserv, Inc.
5.450% 3/15/34	$ 86,000	$87,102
Intuit, Inc.
5.500% 9/15/53	48,000	49,827
Microsoft Corp.
2.921% 3/17/52	80,000	56,558
Oracle Corp.
3.600% 4/01/40	197,000	155,290
5.550% 2/06/53	15,000	14,673
6.900% 11/09/52	53,000	60,985
		452,510
Telecommunications — 0.4%
Cisco Systems, Inc.
5.050% 2/26/34	36,000	36,485
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	79,132
5.500% 1/15/55	36,000	35,931
6.000% 6/15/54	16,000	17,101
Verizon Communications, Inc.
3.700% 3/22/61	47,000	34,365
3.875% 2/08/29	180,000	172,326
		375,340
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	16,548
TOTAL CORPORATE DEBT (Cost $12,859,604)		11,522,840
Non-U.S. Government Agency Obligations — 3.7%
Automobile Asset-Backed Securities — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	136,700
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (b)	234,000	223,325
Fifth Third Auto Trust, Series 2023-1, Class A3
5.530% 8/15/28	131,000	131,826
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	132,074
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	65,523
		689,448

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 1.0%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	$ 29,000	$25,309
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	28,993
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	21,744
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	45,727
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	260,581	252,386
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.814% 6.140% FRN 9/15/36 (b)	115,000	114,066
Series 2021-VOLT , Class C, 1 mo. USD Term SOFR + 1.214% 6.540% FRN 9/15/36 (b)	100,000	98,500
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.138% VRN 10/12/50 (d)	70,000	61,093
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	123,879
Life Mortgage Trust
Series 2021-BMR , Class A, 1 mo. USD Term SOFR + 0.814% 6.140% FRN 3/15/38 (b)	98,297	97,191
Series 2021-BMR , Class B, 1 mo. USD Term SOFR + 0.994% 6.320% FRN 3/15/38 (b)	98,297	97,007
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	18,028
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	28,211
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,133
		1,021,267
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	117,707
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	150,000	143,863

The accompanying notes are an integral part of the financial statements.
71

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	$135,827	$126,091
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	97,926	87,059
		474,720
Whole Loan Collateral Collateralized Mortgage Obligations — 1.7%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	204,469	176,212
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	223,211	200,141
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	122,861	99,076
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	100,759	84,307
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	197,659	195,826
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	208,121	180,450
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.520% VRN 5/25/52 (b) (d)	221,326	182,109
Series 2022-8, Class A4A, 4.000% VRN 1/25/53 (b) (d)	139,183	128,632
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	206,894	177,192
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	225,775	193,000
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	248,220	214,349
		1,831,294
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,465,010)		4,016,729
U.S. Government Agency Obligations and Instrumentalities (e) — 9.7%
Pass-Through Securities — 9.7%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	486,359	385,468
Pool #SD8212 2.500% 5/01/52	721,777	596,879
Pool #SD8174 3.000% 10/01/51	385,820	333,542

	Principal Amount	Value
Pool #RA7484 4.000% 6/01/52	$ 429,935	$399,015
Pool #SD1351 4.500% 7/01/52	366,361	349,510
Pool #SD1628 5.000% 9/01/52	386,402	377,691
Pool #SD3386 5.500% 7/01/53	291,840	290,773
Pool #SD5060 5.500% 3/01/54	300,000	299,559
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	465,172	368,676
Pool #CB1782 2.000% 10/01/51	712,874	564,994
Pool #MA4562 2.000% 3/01/52	451,488	357,548
Pool #MA4361 2.500% 6/01/36	263,425	239,781
Pool #CB2074 2.500% 11/01/51	361,404	300,108
Pool #FS2635 2.500% 5/01/52	437,465	365,183
Pool #BO7245 3.000% 1/01/50	267,592	233,340
Pool #FS2600 3.000% 5/01/52	453,663	394,177
Pool #BU8819 3.500% 5/01/52	442,963	397,846
Pool #CB3859 4.000% 6/01/52	225,239	209,322
Pool #CB4891 4.500% 10/01/52	96,195	91,620
Pool #CB4404 5.000% 8/01/52	375,678	367,091
Pool #CB7859 5.500% 1/01/54	593,467	591,112
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/39 (f)	1,500,000	1,328,646
3.000% 4/01/54 (f)	400,000	344,219
3.500% 4/01/54 (f)	500,000	447,363
4.500% 4/01/54 (f)	100,000	95,223
6.000% 4/01/54 (f)	750,000	757,119
		10,485,805
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,239,880)		10,485,805
U.S. Treasury Obligations — 11.9%
U.S. Treasury Bonds & Notes — 11.9%
U.S. Treasury Bonds
2.250% 8/15/49	839,900	560,061
4.500% 2/15/44	1,333,200	1,342,366
4.750% 11/15/53	912,600	974,200
U.S. Treasury Notes
2.750% 4/30/27	1,700,000	1,619,186
2.875% 4/30/29	1,050,000	985,030
3.500% 2/15/33	535,000	506,877
4.000% 2/15/34	1,626,100	1,599,168
4.250% 3/15/27	894,400	890,277
4.250% 2/28/29	1,052,700	1,054,381
4.250% 2/28/31	1,459,400	1,462,450
4.625% 2/28/26	736,600	735,996
4.625% 9/30/30	1,175,000	1,201,118
		12,931,110

The accompanying notes are an integral part of the financial statements.
72

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,375,560)		$12,931,110
TOTAL BONDS & NOTES (Cost $41,940,054)		38,956,484
TOTAL LONG-TERM INVESTMENTS (Cost $97,315,134)		108,890,965
Short-Term Investments — 2.3%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (g)	$ 2,392,938	2,392,938
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
4.852% 4/18/24 (h) (i)	97,000	96,716
TOTAL SHORT-TERM INVESTMENTS (Cost $2,489,728)		2,489,654
TOTAL INVESTMENTS — 102.8% (Cost $99,804,862) (j)		111,380,619
Other Assets/(Liabilities) — (2.8)%		(3,002,615)
NET ASSETS — 100.0%		$108,378,004

Abbreviation Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $4,181,655 or 3.86% of net assets.

(c)	Security is perpetual and has no stated maturity date.
(d)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
Maturity value of $2,393,364. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,440,866.

(h)	The rate shown represents yield-to-maturity.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/28/24	9	$1,841,831	$(1,472)
U.S. Treasury Note 5 Year	6/28/24	4	427,382	681
				$(791)
Short
U.S. Treasury Note 10 Year	6/18/24	8	$(881,170)	$(5,205)
U.S. Treasury Ultra 10 Year	6/18/24	9	(1,027,316)	(4,168)
				$ (9,373)

The accompanying notes are an integral part of the financial statements.
73

MassMutual Disciplined Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 4.6%
Comcast Corp. Class A	16,736	$725,506
Fox Corp. Class A	13,194	412,576
Frontier Communications Parent, Inc. (a)	1,608	39,396
Omnicom Group, Inc.	2,817	272,573
Walt Disney Co.	4,051	495,680
Warner Bros Discovery, Inc. (a)	10,870	94,895
		2,040,626
Consumer Discretionary — 5.3%
BorgWarner, Inc.	1,186	41,202
DoorDash, Inc., Class A (a)	458	63,076
DR Horton, Inc.	1,527	251,268
Ford Motor Co.	4,674	62,071
GameStop Corp. Class A (a)	6,358	79,602
General Motors Co.	5,173	234,595
Genuine Parts Co.	1,916	296,846
Macy’s, Inc.	2,286	45,697
McDonald's Corp.	1,827	515,123
Polaris, Inc.	590	59,071
PulteGroup, Inc.	4,084	492,612
TopBuild Corp. (a)	324	142,796
Wayfair, Inc. Class A (a) (b)	811	55,051
		2,339,010
Consumer Staples — 8.0%
Campbell Soup Co.	3,351	148,952
Colgate-Palmolive Co.	1,466	132,013
General Mills, Inc.	3,477	243,286
Hershey Co.	338	65,741
J. M. Smucker Co.	675	84,962
Kimberly-Clark Corp.	1,420	183,677
Lamb Weston Holdings, Inc.	1,958	208,586
Mondelez International, Inc. Class A	4,750	332,500
PepsiCo, Inc.	2,648	463,427
Philip Morris International, Inc.	2,049	187,729
Procter & Gamble Co.	3,303	535,912
Walmart, Inc.	15,691	944,127
		3,530,912
Energy — 6.9%
APA Corp.	1,259	43,284
Chevron Corp.	4,248	670,080
ConocoPhillips	2,693	342,765
Coterra Energy, Inc.	2,323	64,765
Devon Energy Corp.	2,732	137,092
Exxon Mobil Corp.	7,873	915,158

	Number of Shares	Value
HF Sinclair Corp.	717	$43,285
Marathon Petroleum Corp.	1,444	290,966
ONEOK, Inc.	2,465	197,619
Ovintiv, Inc.	2,288	118,747
Valero Energy Corp.	1,148	195,952
		3,019,713
Financials — 24.0%
Affiliated Managers Group, Inc.	1,405	235,295
Aflac, Inc.	5,943	510,266
AGNC Investment Corp. (b)	5,130	50,787
Arch Capital Group Ltd. (a)	559	51,674
Arthur J Gallagher & Co.	1,918	479,577
Assurant, Inc.	437	82,261
Bank of America Corp.	10,032	380,413
Bank of New York Mellon Corp.	8,825	508,497
Bank OZK	6,343	288,353
Berkshire Hathaway, Inc. Class B (a)	4,716	1,983,172
BlackRock, Inc.	459	382,668
Block, Inc. (a)	2,574	217,709
Brown & Brown, Inc.	5,504	481,820
Capital One Financial Corp.	897	133,554
Cboe Global Markets, Inc.	1,705	313,260
Citigroup, Inc.	3,906	247,015
CME Group, Inc.	1,316	283,322
Coinbase Global, Inc. Class A (a)	601	159,337
East West Bancorp, Inc.	1,747	138,205
Everest Group Ltd.	131	52,073
First Citizens BancShares, Inc. Class A	63	103,005
Global Payments, Inc.	1,705	227,890
Interactive Brokers Group, Inc. Class A	1,641	183,316
JP Morgan Chase & Co.	8,037	1,609,811
MGIC Investment Corp.	2,661	59,500
Primerica, Inc.	1,604	405,748
Robinhood Markets, Inc. Class A (a)	3,708	74,642
State Street Corp.	4,121	318,636
Synchrony Financial	4,801	207,019
Wells Fargo & Co.	2,268	131,453
Western Union Co.	8,257	115,433
WEX, Inc. (a)	605	143,706
		10,559,417
Health Care — 13.2%
Amgen, Inc.	1,035	294,271
Bio-Rad Laboratories, Inc. Class A (a)	522	180,544
Bristol-Myers Squibb Co.	9,763	529,448
Cardinal Health, Inc.	488	54,607
The Cooper Cos., Inc.	1,845	187,194
Elevance Health, Inc.	949	492,094
Exelixis, Inc. (a)	6,978	165,588

The accompanying notes are an integral part of the financial statements.
74

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Globus Medical, Inc. Class A (a)	3,229	$173,204
Henry Schein, Inc. (a)	2,056	155,269
Hologic, Inc. (a)	768	59,873
Incyte Corp. (a)	2,554	145,501
Jazz Pharmaceuticals PLC (a)	3,309	398,470
Johnson & Johnson	7,391	1,169,182
McKesson Corp.	104	55,832
Medtronic PLC	4,392	382,763
Merck & Co., Inc.	4,296	566,857
Premier, Inc. Class A	1,845	40,775
Quest Diagnostics, Inc.	316	42,063
Stryker Corp.	802	287,012
United Therapeutics Corp. (a)	990	227,423
UnitedHealth Group, Inc.	409	202,332
		5,810,302
Industrials — 14.6%
3M Co.	4,996	529,926
A.O. Smith Corp.	947	84,719
AMETEK, Inc.	1,114	203,750
Builders FirstSource, Inc. (a)	811	169,134
Caterpillar, Inc.	1,135	415,898
Cummins, Inc.	169	49,796
Dover Corp.	971	172,051
Eaton Corp. PLC	941	294,232
EMCOR Group, Inc.	1,830	640,866
Emerson Electric Co.	2,524	286,272
General Dynamics Corp.	400	112,996
Honeywell International, Inc.	515	105,704
Hubbell, Inc.	1,219	505,946
Ingersoll Rand, Inc.	1,326	125,904
Middleby Corp. (a)	1,031	165,774
MSC Industrial Direct Co., Inc. Class A	630	61,135
nVent Electric PLC	6,973	525,764
Oshkosh Corp.	1,406	175,342
PACCAR, Inc.	5,029	623,043
RTX Corp.	2,678	261,185
Snap-on, Inc.	519	153,738
Timken Co.	1,090	95,299
Trane Technologies PLC	248	74,450
TransDigm Group, Inc.	133	163,803
United Rentals, Inc.	401	289,165
Vertiv Holdings Co. Class A	757	61,824
WESCO International, Inc.	556	95,232
		6,442,948
Information Technology — 10.7%
Advanced Micro Devices, Inc. (a)	250	45,123
Amdocs Ltd.	2,263	204,507
Applied Materials, Inc.	2,716	560,121
AppLovin Corp. Class A (a)	1,494	103,415

	Number of Shares	Value
Arrow Electronics, Inc. (a)	359	$46,476
Cisco Systems, Inc.	15,500	773,605
Cognizant Technology Solutions Corp. Class A	828	60,684
DXC Technology Co. (a)	2,907	61,657
F5, Inc. (a)	805	152,620
First Solar, Inc. (a)	307	51,822
GoDaddy, Inc. Class A (a)	2,495	296,107
HashiCorp, Inc. Class A (a)	1,816	48,941
Hewlett Packard Enterprise Co.	20,054	355,557
HP, Inc.	5,145	155,482
Intel Corp.	8,657	382,380
International Business Machines Corp.	1,798	343,346
Oracle Corp.	1,241	155,882
Roper Technologies, Inc.	921	516,534
Salesforce, Inc.	812	244,558
Twilio, Inc. Class A (a)	607	37,118
Zoom Video Communications, Inc. Class A (a)	1,471	96,159
		4,692,094
Materials — 4.6%
AptarGroup, Inc.	1,498	215,547
Ecolab, Inc.	652	150,547
LyondellBasell Industries NV Class A	1,190	121,713
Mosaic Co.	1,793	58,201
Newmont Corp.	5,784	207,299
Nucor Corp.	761	150,602
PPG Industries, Inc.	2,567	371,958
Sonoco Products Co.	3,256	188,327
SSR Mining, Inc.	5,748	25,636
Steel Dynamics, Inc.	1,591	235,834
Westrock Co.	5,601	276,969
		2,002,633
Real Estate — 6.0%
Agree Realty Corp.	5,416	309,362
Brixmor Property Group, Inc.	7,344	172,217
Healthcare Realty Trust, Inc.	7,198	101,852
Highwoods Properties, Inc.	9,117	238,683
Kimco Realty Corp.	9,061	177,686
Mid-America Apartment Communities, Inc.	3,373	443,819
National Storage Affiliates Trust	3,449	135,063
Omega Healthcare Investors, Inc.	1,393	44,116
Realty Income Corp.	6,743	364,796
SBA Communications Corp.	1,591	344,770
STAG Industrial, Inc.	7,186	276,230
WP Carey, Inc.	863	48,708
		2,657,302

The accompanying notes are an integral part of the financial statements.
75

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.8%
Hawaiian Electric Industries, Inc.	13,774	$155,233
National Fuel Gas Co.	3,220	172,978
NRG Energy, Inc.	5,161	349,348
Vistra Corp.	1,418	98,764
		776,323
TOTAL COMMON STOCK (Cost $36,714,348)		43,871,280
TOTAL EQUITIES (Cost $36,714,348)		43,871,280
TOTAL LONG-TERM INVESTMENTS (Cost $36,714,348)		43,871,280
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	55,539	55,539

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$122,830	122,830
TOTAL SHORT-TERM INVESTMENTS (Cost $178,369)		178,369
TOTAL INVESTMENTS — 100.1% (Cost $36,892,717) (e)		44,049,649
Other Assets/ (Liabilities) — (0.1)%		(44,071)
NET ASSETS — 100.0%		$44,005,578

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $104,712 or 0.24% of net assets. The Fund received $50,829 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $122,852. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $125,307.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
76

MassMutual Main Street Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Communication Services — 11.4%
Alphabet, Inc. Class A (a)	19,660	$2,967,284
Meta Platforms, Inc. Class A	4,247	2,062,258
Netflix, Inc. (a)	1,004	609,759
T-Mobile US, Inc.	2,974	485,416
Verizon Communications, Inc.	32,957	1,382,876
Walt Disney Co.	6,387	781,514
		8,289,107
Consumer Discretionary — 7.5%
Amazon.com, Inc. (a)	16,336	2,946,688
Aptiv PLC (a)	1,886	150,220
Lowe's Cos., Inc.	1,583	403,238
Mobileye Global, Inc. Class A (a) (b)	11,622	373,647
Starbucks Corp.	7,062	645,396
Tesla, Inc. (a)	1,480	260,169
Valvoline, Inc. (a)	15,074	671,848
		5,451,206
Consumer Staples — 6.4%
Constellation Brands, Inc. Class A	5,699	1,548,760
Coty, Inc. Class A (a)	36,733	439,327
Philip Morris International, Inc.	17,238	1,579,345
Walmart, Inc.	18,171	1,093,349
		4,660,781
Energy — 4.1%
Chevron Corp.	3,523	555,718
Exxon Mobil Corp.	16,977	1,973,407
Marathon Oil Corp.	15,313	433,970
		2,963,095
Financials — 14.6%
American Express Co.	6,735	1,533,492
American International Group, Inc.	16,168	1,263,852
Arthur J Gallagher & Co.	2,321	580,343
Charles Schwab Corp.	16,762	1,212,563
Equitable Holdings, Inc.	25,578	972,220
Fiserv, Inc. (a)	7,316	1,169,243
JP Morgan Chase & Co.	9,256	1,853,977
M&T Bank Corp.	2,166	315,023
Mastercard, Inc. Class A	2,199	1,058,972
Wells Fargo & Co.	11,611	672,974
		10,632,659
Health Care — 14.4%
Becton Dickinson & Co.	2,824	698,799
Biogen, Inc. (a)	1,286	277,300
Boston Scientific Corp. (a)	10,730	734,898

	Number of Shares	Value
Eli Lilly & Co.	1,653	$1,285,968
Gilead Sciences, Inc.	11,666	854,535
HCA Healthcare, Inc.	2,733	911,537
Lonza Group AG Registered	1,378	825,065
Merck & Co., Inc.	9,910	1,307,624
Tenet Healthcare Corp. (a)	7,136	750,065
UnitedHealth Group, Inc.	3,014	1,491,026
Zimmer Biomet Holdings, Inc.	10,635	1,403,607
		10,540,424
Industrials — 9.0%
Emerson Electric Co.	9,683	1,098,246
Equifax, Inc.	4,176	1,117,163
Hubbell, Inc.	2,279	945,899
Huntington Ingalls Industries, Inc.	1,266	369,001
Otis Worldwide Corp.	5,595	555,416
Paylocity Holding Corp. (a)	3,187	547,718
Uber Technologies, Inc. (a)	8,402	646,870
United Parcel Service, Inc. Class B	8,804	1,308,538
		6,588,851
Information Technology — 26.2%
Amdocs Ltd.	7,067	638,645
Apple, Inc.	19,653	3,370,097
Applied Materials, Inc.	7,071	1,458,252
Autodesk, Inc. (a)	2,929	762,770
Dell Technologies, Inc. Class C	3,201	365,266
Microsoft Corp.	13,893	5,845,063
NVIDIA Corp.	4,580	4,138,305
ServiceNow, Inc. (a)	1,647	1,255,673
Texas Instruments, Inc.	3,905	680,290
Tyler Technologies, Inc. (a)	1,519	645,590
		19,159,951
Materials — 1.5%
CRH PLC	4,789	413,099
DuPont de Nemours, Inc.	8,500	651,695
		1,064,794
Real Estate — 1.7%
Prologis, Inc.	9,731	1,267,171
Utilities — 1.7%
Ameren Corp.	3,925	290,293
Atmos Energy Corp.	4,487	533,370
FirstEnergy Corp.	10,576	408,445
		1,232,108
TOTAL COMMON STOCK (Cost $53,775,532)		71,850,147
TOTAL EQUITIES (Cost $53,775,532)		71,850,147

The accompanying notes are an integral part of the financial statements.
77

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost $53,775,532)		$71,850,147
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	379,665	379,665

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$330,759	330,759
TOTAL SHORT-TERM INVESTMENTS (Cost $710,424)		710,424
TOTAL INVESTMENTS — 99.4% (Cost $54,485,956) (e)		72,560,571
Other Assets/ (Liabilities) — 0.6%		415,379
NET ASSETS — 100.0%		$72,975,950

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $369,886 or 0.51% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $330,818. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $337,476.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
78

MassMutual Disciplined Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 13.3%
Alphabet, Inc. Class A (a)	45,328	$6,841,355
Alphabet, Inc. Class C (a)	46,540	7,086,180
Meta Platforms, Inc. Class A	18,233	8,853,580
Netflix, Inc. (a)	2,591	1,573,592
Spotify Technology SA (a)	4,014	1,059,295
		25,414,002
Consumer Discretionary — 14.6%
Airbnb, Inc. Class A (a)	5,465	901,506
Amazon.com, Inc. (a)	72,721	13,117,414
AutoZone, Inc. (a)	237	746,941
Booking Holdings, Inc.	542	1,966,311
Cava Group, Inc. (a)	2,997	209,940
Deckers Outdoor Corp. (a)	1,771	1,666,972
DoorDash, Inc., Class A (a)	5,705	785,693
Grand Canyon Education, Inc. (a)	1,661	226,245
Home Depot, Inc.	2,288	877,677
Lululemon Athletica, Inc. (a)	2,656	1,037,566
NVR, Inc. (a)	242	1,960,190
Tesla, Inc. (a)	11,038	1,940,370
TopBuild Corp. (a)	1,762	776,566
Ulta Beauty, Inc. (a)	355	185,622
Wayfair, Inc. Class A (a) (b)	9,696	658,165
Wingstop, Inc.	625	229,000
YETI Holdings, Inc. (a)	14,326	552,267
		27,838,445
Consumer Staples — 3.2%
Costco Wholesale Corp.	1,971	1,444,014
Hershey Co.	1,841	358,074
Monster Beverage Corp. (a)	15,336	909,118
PepsiCo, Inc.	14,977	2,621,125
Procter & Gamble Co.	4,131	670,255
		6,002,586
Financials — 7.8%
Arthur J Gallagher & Co.	3,412	853,137
Block, Inc. (a)	2,711	229,296
Brighthouse Financial, Inc. (a)	9,774	503,752
Brown & Brown, Inc.	22,880	2,002,915
Kinsale Capital Group, Inc.	397	208,322
Marsh & McLennan Cos., Inc.	2,304	474,578
Mastercard, Inc. Class A	8,378	4,034,593
NU Holdings Ltd. Class A (a)	19,257	229,736
PayPal Holdings, Inc. (a)	17,549	1,175,608
Visa, Inc. Class A	18,461	5,152,096
		14,864,033

	Number of Shares	Value
Health Care — 12.0%
AbbVie, Inc.	2,113	$384,777
Cencora, Inc.	3,849	935,269
Doximity, Inc. Class A (a)	12,061	324,562
Elevance Health, Inc.	3,347	1,735,553
Eli Lilly & Co.	3,693	2,873,006
Exelixis, Inc. (a)	56,080	1,330,778
Globus Medical, Inc. Class A (a)	9,460	507,434
Incyte Corp. (a)	25,586	1,457,635
Jazz Pharmaceuticals PLC (a)	15,070	1,814,729
Maravai LifeSciences Holdings, Inc. Class A (a)	20,251	175,576
Medpace Holdings, Inc. (a)	592	239,257
Merck & Co., Inc.	10,871	1,434,429
Neurocrine Biosciences, Inc. (a)	6,460	890,963
Regeneron Pharmaceuticals, Inc. (a)	1,089	1,048,152
ResMed, Inc.	10,421	2,063,671
Roivant Sciences Ltd. (a)	19,126	201,588
UnitedHealth Group, Inc.	6,849	3,388,200
Vertex Pharmaceuticals, Inc. (a)	4,936	2,063,297
		22,868,876
Industrials — 6.1%
Automatic Data Processing, Inc.	1,618	404,079
Caterpillar, Inc.	4,808	1,761,795
Copart, Inc. (a)	39,706	2,299,772
EMCOR Group, Inc.	5,589	1,957,268
Hubbell, Inc.	3,651	1,515,348
Paychex, Inc.	10,091	1,239,175
Paylocity Holding Corp. (a)	3,929	675,238
Rollins, Inc.	11,235	519,843
United Rentals, Inc.	1,068	770,145
Vertiv Holdings Co. Class A	2,279	186,126
W.W. Grainger, Inc.	323	328,588
		11,657,377
Information Technology — 41.6%
Accenture PLC Class A	4,509	1,562,865
Adobe, Inc. (a)	2,742	1,383,613
Apple, Inc.	106,735	18,302,918
Applied Materials, Inc.	10,787	2,224,603
AppLovin Corp. Class A (a)	3,337	230,987
Arista Networks, Inc. (a)	6,188	1,794,396
Broadcom, Inc.	3,403	4,510,370
Cadence Design Systems, Inc. (a)	887	276,105
Dynatrace, Inc. (a)	14,764	685,640
GoDaddy, Inc. Class A (a)	5,917	702,230
HashiCorp, Inc. Class A (a)	9,998	269,446
Intuit, Inc.	1,086	705,900
KLA Corp.	2,655	1,854,703

The accompanying notes are an integral part of the financial statements.
79

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Manhattan Associates, Inc. (a)	942	$235,717
Microsoft Corp.	56,269	23,673,494
NVIDIA Corp.	19,372	17,503,764
Procore Technologies, Inc. (a)	3,441	282,747
Salesforce, Inc.	5,770	1,737,809
Synopsys, Inc. (a)	2,056	1,175,004
UiPath, Inc. Class A (a)	8,235	186,687
		79,298,998
Real Estate — 1.1%
American Tower Corp.	10,790	2,131,996
TOTAL COMMON STOCK (Cost $143,088,459)		190,076,313
TOTAL EQUITIES (Cost $143,088,459)		190,076,313
TOTAL LONG-TERM INVESTMENTS (Cost $143,088,459)		190,076,313
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	664,731	664,731

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$1,474,639	1,474,639
TOTAL SHORT-TERM INVESTMENTS (Cost $2,139,370)		2,139,370
TOTAL INVESTMENTS — 100.8% (Cost $145,227,829) (e)		192,215,683
Other Assets/ (Liabilities) — (0.8)%		(1,521,140)
NET ASSETS — 100.0%		$190,694,543

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $651,580 or 0.34% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $1,474,901. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,504,199.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
80

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Communication Services — 0.9%
Ziff Davis, Inc. (a)	58,215	$3,669,873
Consumer Discretionary — 9.7%
AutoNation, Inc. (a)	47,834	7,920,354
Dorman Products, Inc. (a)	48,629	4,687,349
KB Home	76,847	5,446,915
Papa John’s International, Inc.	29,363	1,955,576
Steven Madden Ltd.	92,538	3,912,507
Texas Roadhouse, Inc.	33,168	5,123,461
TopBuild Corp. (a)	10,488	4,622,376
Visteon Corp. (a)	39,679	4,666,647
		38,335,185
Consumer Staples — 3.0%
BellRing Brands, Inc. (a)	128,254	7,570,834
BJ’s Wholesale Club Holdings, Inc. (a)	53,970	4,082,830
		11,653,664
Energy — 5.2%
Chesapeake Energy Corp. (b)	44,080	3,915,626
CNX Resources Corp. (a)	244,296	5,794,701
Helmerich & Payne, Inc.	129,731	5,456,486
Northern Oil & Gas, Inc.	66,766	2,649,275
Nov, Inc.	128,182	2,502,113
		20,318,201
Financials — 12.8%
Bank of NT Butterfield & Son Ltd.	63,087	2,018,153
Berkshire Hills Bancorp, Inc.	103,995	2,383,565
Cathay General Bancorp	93,457	3,535,478
Columbia Banking System, Inc.	146,230	2,829,551
Definity Financial Corp. (b)	108,285	3,448,684
Federated Hermes, Inc.	131,049	4,733,490
Marqeta, Inc. Class A (a)	389,471	2,321,247
OceanFirst Financial Corp.	126,000	2,067,660
Pacific Premier Bancorp, Inc.	138,961	3,335,064
PennyMac Financial Services, Inc.	51,822	4,720,466
Stifel Financial Corp.	71,930	5,622,768
United Community Banks, Inc.	83,231	2,190,640
Webster Financial Corp.	74,281	3,771,246
Wintrust Financial Corp.	49,076	5,123,044
WSFS Financial Corp.	51,975	2,346,152
		50,447,208
Health Care — 16.8%
Acadia Healthcare Co., Inc. (a)	80,834	6,403,669
Addus HomeCare Corp. (a)	31,843	3,290,656

	Number of Shares	Value
ADMA Biologics, Inc. (a)	610,685	$4,030,521
Ascendis Pharma AS ADR (a)	28,995	4,383,174
BioLife Solutions, Inc. (a) (b)	103,563	1,921,094
Bridgebio Pharma, Inc. (a)	77,750	2,404,030
BrightSpring Health Services, Inc. (a)	161,652	1,757,157
Cabaletta Bio, Inc. (a)	71,066	1,212,386
Collegium Pharmaceutical, Inc. (a)	102,137	3,964,958
CryoPort, Inc. (a) (b)	127,594	2,258,414
Encompass Health Corp.	52,960	4,373,437
Evolent Health, Inc. Class A (a)	107,834	3,535,877
Guardant Health, Inc. (a)	123,103	2,539,615
Immunovant, Inc. (a)	36,247	1,171,141
Integer Holdings Corp. (a)	32,709	3,816,486
Intra-Cellular Therapies, Inc. (a)	58,766	4,066,607
SI-BONE, Inc. (a)	70,558	1,155,034
Structure Therapeutics, Inc. ADR (a)	20,471	877,387
Tenet Healthcare Corp. (a)	70,206	7,379,353
TransMedics Group, Inc. (a) (b)	33,008	2,440,612
Twist Bioscience Corp. (a)	96,621	3,315,066
		66,296,674
Industrials — 22.4%
ABM Industries, Inc.	56,018	2,499,523
Air Lease Corp.	65,195	3,353,631
Allison Transmission Holdings, Inc.	90,611	7,353,989
ASGN, Inc. (a)	58,310	6,108,555
Atkore, Inc.	49,758	9,471,933
BWX Technologies, Inc.	44,647	4,581,675
CACI International, Inc. Class A (a)	14,029	5,314,606
Casella Waste Systems, Inc. Class A (a)	52,117	5,152,808
Curtiss-Wright Corp.	21,628	5,535,470
Enpro, Inc.	40,520	6,838,560
Esab Corp.	45,868	5,071,625
Hub Group, Inc. Class A	116,630	5,040,749
KBR, Inc.	55,145	3,510,531
Korn Ferry	79,347	5,217,859
Paycor HCM, Inc. (a) (b)	203,736	3,960,628
Regal Rexnord Corp.	17,309	3,117,351
Zurn Elkay Water Solutions Corp. Class C	182,722	6,115,705
		88,245,198
Information Technology — 13.3%
Allegro MicroSystems, Inc. (a)	127,816	3,445,919
Astera Labs, Inc. (a)	13,554	1,005,571
Belden, Inc.	44,159	4,089,565
Endava PLC Sponsored ADR (a)	61,817	2,351,519
Envestnet, Inc. (a)	57,667	3,339,496

The accompanying notes are an integral part of the financial statements.
81

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gitlab, Inc. Class A (a)	80,839	$4,714,530
HashiCorp, Inc. Class A (a)	80,642	2,173,302
Itron, Inc. (a)	56,104	5,190,742
MACOM Technology Solutions Holdings, Inc. (a)	54,438	5,206,450
MKS Instruments, Inc.	34,574	4,598,342
Progress Software Corp.	58,886	3,139,213
Silicon Laboratories, Inc. (a)	27,376	3,934,479
Sprout Social, Inc. Class A (a) (b)	95,153	5,681,586
Vishay Intertechnology, Inc.	160,732	3,645,402
		52,516,116
Materials — 6.6%
ATI, Inc. (a)	86,400	4,421,088
Century Aluminum Co. (a)	163,148	2,510,848
Commercial Metals Co.	59,735	3,510,626
Kaiser Aluminum Corp.	25,858	2,310,671
Silgan Holdings, Inc.	86,819	4,215,930
Summit Materials, Inc. Class A (a)	198,803	8,860,650
		25,829,813
Real Estate — 6.1%
DiamondRock Hospitality Co.	569,170	5,469,724
DigitalBridge Group, Inc.	214,818	4,139,543
Four Corners Property Trust, Inc.	187,998	4,600,311
Outfront Media, Inc.	298,701	5,015,190
Terreno Realty Corp.	72,639	4,823,229
		24,047,997
Utilities — 1.7%
Chesapeake Utilities Corp.	30,850	3,310,205
Portland General Electric Co.	84,165	3,534,930
		6,845,135
TOTAL COMMON STOCK (Cost $305,374,329)		388,205,064
TOTAL EQUITIES (Cost $305,374,329)		388,205,064
TOTAL LONG-TERM INVESTMENTS (Cost $305,374,329)		$388,205,064

	Principal Amount	Value
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$5,144,370	$5,144,370
TOTAL SHORT-TERM INVESTMENTS (Cost $5,144,370)		5,144,370
TOTAL INVESTMENTS — 99.8% (Cost $310,518,699) (d)		393,349,434
Other Assets/(Liabilities) — 0.2%		647,654
NET ASSETS — 100.0%		$393,997,088

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $18,857,265 or 4.79% of net assets. The Fund received $19,496,878 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $5,145,285. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $5,247,271.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
82

MassMutual Global Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Canada — 0.6%
Canadian Pacific Kansas City Ltd. (a)	14,179	$1,250,163
China — 2.4%
JD.com, Inc. ADR	135,824	3,720,219
Tencent Holdings Ltd.	24,300	948,300
Yum China Holdings, Inc.	2,795	111,213
		4,779,732
Denmark — 4.8%
Novo Nordisk AS Class B	76,482	9,797,032
France — 11.4%
Airbus SE	55,084	10,160,577
Dassault Systemes SE	18,582	821,904
EssilorLuxottica SA	7,334	1,663,308
Kering SA	4,523	1,787,781
LVMH Moet Hennessy Louis Vuitton SE	9,270	8,384,132
Pernod Ricard SA	1,310	211,813
		23,029,515
Germany — 3.6%
Allianz SE Registered	3,751	1,124,119
SAP SE	31,126	6,060,019
		7,184,138
India — 7.2%
DLF Ltd.	1,018,283	10,992,358
HDFC Bank Ltd.	45,227	786,348
ICICI Bank Ltd. Sponsored ADR	105,167	2,777,460
		14,556,166
Israel — 1.4%
Nice Ltd. Sponsored ADR (a) (b)	10,906	2,842,322
Italy — 1.1%
Brunello Cucinelli SpA	16,113	1,842,652
Ferrari NV	835	363,939
		2,206,591
Japan — 4.4%
Hoya Corp.	7,200	901,310
Keyence Corp.	11,200	5,207,992
Murata Manufacturing Co. Ltd.	12,990	244,438
TDK Corp.	50,400	2,475,908
		8,829,648
Netherlands — 2.1%
ASML Holding NV	3,252	3,122,189
BE Semiconductor Industries NV	3,861	589,503

	Number of Shares	Value
Universal Music Group NV	17,541	$527,436
		4,239,128
Spain — 1.1%
Amadeus IT Group SA	36,017	2,309,846
Sweden — 4.5%
Assa Abloy AB Class B	129,920	3,726,727
Atlas Copco AB Class A	321,905	5,432,252
		9,158,979
Switzerland — 0.8%
Lonza Group AG Registered	2,709	1,621,988
United States — 54.2%
Adobe, Inc. (b)	12,503	6,309,014
Alphabet, Inc. Class A (b)	143,674	21,684,717
Amazon.com, Inc. (b)	15,293	2,758,551
Analog Devices, Inc.	44,809	8,862,772
Avantor, Inc. (b)	30,084	769,248
Boston Scientific Corp. (b)	11,576	792,840
Charles River Laboratories International, Inc. (b)	2,829	766,518
Charter Communications, Inc. Class A (b)	747	217,101
Danaher Corp.	3,681	919,219
Ecolab, Inc.	3,538	816,924
Edwards Lifesciences Corp. (b)	5,862	560,173
Equifax, Inc.	12,142	3,248,228
IDEXX Laboratories, Inc. (b)	1,501	810,435
Illumina, Inc. (b)	6,209	852,620
Intuit, Inc.	13,652	8,873,800
Intuitive Surgical, Inc. (b)	5,479	2,186,614
IQVIA Holdings, Inc. (b)	8,387	2,120,988
Lam Research Corp.	925	898,702
Linde PLC	1,336	620,331
Marriott International, Inc. Class A	7,097	1,790,644
Marvell Technology, Inc.	50,371	3,570,296
Meta Platforms, Inc. Class A	35,443	17,210,412
Microsoft Corp.	10,194	4,288,820
Netflix, Inc. (b)	1,814	1,101,697
NVIDIA Corp.	5,317	4,804,228
Phathom Pharmaceuticals, Inc. (a) (b)	36,132	383,722
S&P Global, Inc.	16,980	7,224,141
Thermo Fisher Scientific, Inc.	495	287,699
Veralto Corp.	1,227	108,786
Visa, Inc. Class A	16,547	4,617,937
		109,457,177
TOTAL COMMON STOCK (Cost $104,400,661)		201,262,425

The accompanying notes are an integral part of the financial statements.
83

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $104,400,661)		$201,262,425
TOTAL LONG-TERM INVESTMENTS (Cost $104,400,661)		201,262,425
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,656,800	1,656,800
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$1,433,512	1,433,512
TOTAL SHORT-TERM INVESTMENTS (Cost $3,090,312)		3,090,312
TOTAL INVESTMENTS — 101.1% (Cost $107,490,973) (e)		204,352,737
Other Assets/(Liabilities) — (1.1)%		(2,260,847)
NET ASSETS — 100.0%		$202,091,890

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $4,431,173 or 2.19% of net assets. The Fund received $2,830,954 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $1,433,767. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,462,258.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	29.2%
Communication Services	20.6%
Health Care	12.1%
Industrials	11.8%
Consumer Discretionary	11.4%
Financials	8.3%
Real Estate	5.4%
Materials	0.7%
Consumer Staples	0.1%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
84

MassMutual International Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 96.9%
Common Stock — 96.7%
Australia — 1.3%
BHP Group Ltd. Sponsored ADR (a)	1,300	$74,997
BHP Group Ltd.	3,800	109,741
Glencore PLC	52,500	288,826
Macquarie Group Ltd.	2,700	351,408
Santos Ltd.	62,300	314,666
Sonic Healthcare Ltd.	10,100	193,558
Westpac Banking Corp.	5,330	90,781
Whitehaven Coal Ltd.	18,400	85,134
		1,509,111
Belgium — 1.0%
Anheuser-Busch InBev SA	8,500	517,042
Groupe Bruxelles Lambert NV	1,700	128,568
KBC Group NV	4,300	323,086
Liberty Global Ltd. Class C (b)	12,300	216,972
		1,185,668
Canada — 6.1%
Bank of Nova Scotia (a)	17,684	914,782
Canadian National Railway Co.	24,647	3,245,569
CCL Industries, Inc. Class B (a)	1,700	86,885
Intact Financial Corp.	17,998	2,923,687
TFI International, Inc. (a)	432	68,888
		7,239,811
Denmark — 0.1%
Novo Nordisk AS Class B	1,200	153,715
Finland — 2.0%
Kone OYJ Class B	50,492	2,348,598
France — 9.9%
Accor SA	7,126	332,647
Amundi SA (c)	3,192	219,002
AXA SA	59,693	2,241,395
Capgemini SE	14,578	3,361,581
Cie de Saint-Gobain SA	3,200	248,146
Engie SA	5,415	90,998
LVMH Moet Hennessy Louis Vuitton SE	1,370	1,239,079
Rexel SA	3,800	102,548
Societe Generale SA	11,700	314,782
Sodexo SA	2,734	234,417
Teleperformance SE	1,000	96,970
TotalEnergies SE (a)	7,400	508,824
Veolia Environnement SA	14,692	476,650
Vinci SA	18,204	2,331,711
		11,798,750

	Number of Shares	Value
Germany — 8.0%
Allianz SE Registered	1,060	$317,666
BASF SE	3,500	199,870
Deutsche Boerse AG	1,436	293,820
Deutsche Post AG Registered	9,200	396,184
Heidelberg Materials AG	3,900	428,987
Infineon Technologies AG	9,900	336,557
K&S AG Registered	5,511	85,960
Merck KGaA	18,770	3,312,683
SAP SE	3,700	720,365
Siemens AG Registered	2,460	469,626
Symrise AG	22,817	2,731,407
Zalando SE (b) (c)	7,799	222,890
		9,516,015
Hong Kong — 2.6%
AIA Group Ltd.	297,280	1,995,043
CK Asset Holdings Ltd.	52,500	216,276
Prudential PLC	94,058	884,759
		3,096,078
Ireland — 1.0%
AerCap Holdings NV (b)	4,981	432,899
AIB Group PLC	51,900	263,227
Smurfit Kappa Group PLC	10,000	456,177
		1,152,303
Israel — 0.3%
Check Point Software Technologies Ltd. (b)	1,790	293,578
Italy — 0.1%
Prysmian SpA	2,000	104,450
Ryanair Holdings PLC Sponsored ADR	200	29,118
		133,568
Japan — 15.3%
Astellas Pharma, Inc.	144,770	1,555,804
Canon, Inc. (a)	7,600	226,236
Chugai Pharmaceutical Co. Ltd.	68,651	2,623,925
Denka Co. Ltd. (a)	1,500	23,373
FANUC Corp.	8,200	229,345
Fujitsu Ltd.	28,000	448,350
Hitachi Ltd.	6,300	575,440
Kao Corp.	54,986	2,057,335
KDDI Corp.	71,694	2,119,845
Keyence Corp.	3,390	1,576,348
Kirin Holdings Co. Ltd.	87,105	1,210,316
Kyocera Corp.	23,200	309,873
Nintendo Co. Ltd.	6,900	377,657
Olympus Corp.	16,300	234,500

The accompanying notes are an integral part of the financial statements.
85

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ORIX Corp.	20,500	$448,218
Rakuten Group, Inc. (b)	47,600	270,108
Renesas Electronics Corp.	16,100	288,163
SBI Holdings, Inc.	15,500	406,239
Seven & i Holdings Co. Ltd.	31,200	454,140
Shiseido Co. Ltd.	35,852	980,064
Sony Group Corp.	6,800	582,777
Square Enix Holdings Co. Ltd.	2,600	100,047
Sumitomo Mitsui Financial Group, Inc.	9,100	531,990
Toyota Industries Corp.	5,500	574,941
		18,205,034
Luxembourg — 0.2%
ArcelorMittal SA	9,500	260,989
Eurofins Scientific SE	200	12,748
		273,737
Netherlands — 4.7%
ASML Holding NV	390	374,432
EXOR NV	1,000	111,137
Heineken Holding NV	3,800	306,564
Heineken NV	30,230	2,912,831
ING Groep NV Series N	14,000	230,567
Koninklijke Philips NV (b)	3,245	65,072
Pluxee NV (b)	2,734	80,818
Shell PLC	45,481	1,508,993
		5,590,414
Norway — 0.5%
Aker BP ASA	11,413	285,229
DNB Bank ASA	16,500	327,544
		612,773
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd.	7,900	473,011
Singapore — 0.3%
DBS Group Holdings Ltd.	14,100	377,135
Spain — 3.5%
Iberdrola SA	173,539	2,154,628
Industria de Diseno Textil SA	40,728	2,050,933
		4,205,561
Sweden — 2.7%
Assa Abloy AB Class B	85,665	2,457,282
Essity AB Class B (a)	13,400	318,226
Husqvarna AB Class B	8,500	72,739
Skandinaviska Enskilda Banken AB Class A	18,259	246,962
Volvo AB Class B (a)	3,200	86,666
		3,181,875

	Number of Shares	Value
Switzerland — 5.0%
ABB Ltd. Registered	2,300	$106,749
Cie Financiere Richemont SA Registered Class A	2,500	382,435
Julius Baer Group Ltd.	2,800	161,631
Novartis AG Registered	28,796	2,788,730
Sika AG Registered	8,501	2,531,224
		5,970,769
United Kingdom — 18.2%
Ashtead Group PLC	4,400	312,757
AstraZeneca PLC	18,269	2,459,758
Aviva PLC	34,058	213,737
BAE Systems PLC	157,842	2,688,525
Barratt Developments PLC	18,300	110,056
BP PLC	78,300	491,985
Bunzl PLC	4,500	173,289
Burberry Group PLC	6,600	101,254
CK Hutchison Holdings Ltd.	74,000	357,754
Compass Group PLC	66,163	1,939,044
DCC PLC	5,041	366,953
Diageo PLC	77,449	2,860,239
Dowlais Group PLC	57,069	56,172
Entain PLC	13,500	135,702
Inchcape PLC	21,056	192,728
Informa PLC	12,000	125,811
Kingfisher PLC	82,700	260,123
Legal & General Group PLC	102,100	327,547
Lloyds Banking Group PLC	667,500	436,943
Pearson PLC	9,161	120,425
Persimmon PLC	8,900	147,670
Reckitt Benckiser Group PLC	46,923	2,669,401
Smith & Nephew PLC	159,979	2,023,000
Tesco PLC	99,200	371,217
Unilever PLC (ULVR LN)	9,100	456,967
Unilever PLC (UNA NA)	45,596	2,288,420
		21,687,477
United States — 13.5%
CNH Industrial NV	23,500	304,560
Experian PLC	68,377	2,985,069
GSK PLC	15,920	341,913
Linde PLC (LIN US)	570	264,662
Linde PLC (WM2 TH)	6,951	3,213,070
Nestle SA Registered	31,650	3,360,610
Roche Holding AG	10,054	2,566,553
Sanofi SA	4,400	431,717

The accompanying notes are an integral part of the financial statements.
86

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Schneider Electric SE	10,965	$2,479,540
Stellantis NV	5,400	153,481
		16,101,175
TOTAL COMMON STOCK (Cost $108,515,490)		115,106,156
Preferred Stock — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 2.487%	2,269	182,353
TOTAL PREFERRED STOCK (Cost $176,903)		182,353
TOTAL EQUITIES (Cost $108,692,393)		115,288,509
TOTAL LONG-TERM INVESTMENTS (Cost $108,692,393)		115,288,509
Short-Term Investments — 2.8%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	599,797	599,797
	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (e)	$2,783,022	2,783,022
TOTAL SHORT-TERM INVESTMENTS (Cost $3,382,819)		3,382,819
TOTAL INVESTMENTS — 99.7% (Cost $112,075,212) (f)		118,671,328
Other Assets/(Liabilities) — 0.3%		369,840
NET ASSETS — 100.0%		$119,041,168

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $2,083,558 or 1.75% of net assets. The Fund received $1,599,455 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $441,892 or 0.37% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $2,783,516. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,838,683.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	19.9%
Consumer Staples	17.6%
Health Care	15.8%
Financials	12.6%
Materials	9.0%
Information Technology	7.2%
Consumer Discretionary	7.1%
Energy	2.7%
Communication Services	2.5%
Utilities	2.3%
Real Estate	0.2%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
87

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 96.6%
Brazil — 5.9%
Ambev SA	723,863	$1,802,658
Arezzo Industria e Comercio SA	16,887	216,399
B3 SA - Brasil Bolsa Balcao	370,700	886,209
Localiza Rent a Car SA	55,553	605,662
NU Holdings Ltd. Class A (a)	114,223	1,362,680
Raia Drogasil SA	8,800	48,023
Vale SA Sponsored ADR	52,487	639,817
WEG SA	110,137	838,863
		6,400,311
Chile — 1.5%
Antofagasta PLC	30,960	799,230
Banco de Chile	3,429,473	381,531
Banco Santander Chile	9,998,414	497,997
		1,678,758
China — 16.9%
Budweiser Brewing Co. APAC Ltd. (b)	207,900	306,544
H World Group Ltd.	10,100	39,147
H World Group Ltd. ADR	132,360	5,122,332
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	18,500	9,893
NetEase, Inc. ADR	9,021	933,403
New Horizon Health Ltd. (a) (b) (c)	145,000	260,983
PDD Holdings, Inc. ADR (a)	11,357	1,320,251
Tencent Holdings Ltd.	119,990	4,682,573
WuXi Biologicals Cayman, Inc. (a) (b)	65,966	118,563
WuXi XDC Cayman, Inc. (a)	147,000	343,744
Yum China Holdings, Inc.	66,813	2,658,489
ZTO Express Cayman, Inc.	7,530	159,905
ZTO Express Cayman, Inc. ADR	117,600	2,462,544
		18,418,371
France — 5.4%
L’Oreal SA	1,372	650,687
Pernod Ricard SA	22,131	3,578,345
TotalEnergies SE	23,902	1,643,502
		5,872,534
Hong Kong — 0.1%
AIA Group Ltd.	8,000	53,688
India — 15.9%
Havells India Ltd.	35,676	653,172
HCL Technologies Ltd.	28,742	533,370
HDFC Bank Ltd.	269,138	4,679,420

	Number of Shares	Value
Kotak Mahindra Bank Ltd.	276,361	$5,933,002
Macrotech Developers Ltd. (b)	32,598	441,653
Oberoi Realty Ltd.	83,742	1,476,602
Tata Consultancy Services Ltd.	77,256	3,602,665
		17,319,884
Indonesia — 1.4%
Bank Central Asia Tbk. PT	1,937,400	1,231,219
Bank Rakyat Indonesia Persero Tbk. PT	711,400	271,910
		1,503,129
Italy — 1.9%
Ermenegildo Zegna NV	15,539	227,646
PRADA SpA	229,800	1,820,786
		2,048,432
Japan — 2.2%
Chugai Pharmaceutical Co. Ltd.	14,400	550,385
Daiichi Sankyo Co. Ltd.	57,800	1,837,094
		2,387,479
Mexico — 13.7%
America Movil SAB de CV ADR	127,834	2,385,382
Fomento Economico Mexicano SAB de CV	241,403	3,155,991
Grupo Financiero Banorte SAB de CV Class O	23,016	247,671
Grupo Mexico SAB de CV Series B	1,010,194	5,994,346
Wal-Mart de Mexico SAB de CV	757,455	3,085,687
		14,869,077
Netherlands — 0.6%
Argenx SE ADR (a)	1,778	700,034
Peru — 1.3%
Credicorp Ltd.	8,115	1,374,924
Philippines — 1.6%
SM Investments Corp.	87,660	1,522,605
SM Prime Holdings, Inc.	337,700	196,748
		1,719,353
Poland — 0.2%
Allegro.eu SA (a) (b)	19,491	161,526
Portugal — 1.6%
Galp Energia SGPS SA	105,502	1,746,371
Republic of Korea — 11.3%
Kakao Corp.	10,460	422,881
LG Chem Ltd.	3,148	1,029,301
LG H&H Co. Ltd.	891	255,859
NAVER Corp.	3,788	526,657

The accompanying notes are an integral part of the financial statements.
88

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Biologics Co. Ltd. (a) (b)	3,287	$2,034,245
Samsung Electronics Co. Ltd.	118,288	7,082,473
SK Hynix, Inc.	7,054	937,456
		12,288,872
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (d)	3,739	—
Sberbank of Russia PJSC (c) (d)	18,062	—
		—
South Africa — 0.8%
FirstRand Ltd. (e)	279,865	912,151
Switzerland — 2.2%
Cie Financiere Richemont SA Registered Class A	14,441	2,209,101
Galderma Group AG (a)	3,205	225,133
		2,434,234
Taiwan — 9.8%
MediaTek, Inc.	5,000	181,636
Taiwan Semiconductor Manufacturing Co. Ltd.	431,000	10,384,485
Voltronic Power Technology Corp.	2,000	103,226
		10,669,347
Turkey — 1.0%
Akbank TAS	222,340	321,906
BIM Birlesik Magazalar AS	17,063	185,448
KOC Holding AS	57,036	358,757
Migros Ticaret AS	11,636	147,044
Yapi ve Kredi Bankasi AS	147,527	125,483
		1,138,638
United Arab Emirates — 0.3%
Americana Restaurants International PLC	370,896	335,303
United Kingdom — 1.0%
AstraZeneca PLC	8,376	1,127,754
TOTAL COMMON STOCK (Cost $98,867,810)		105,160,170
Preferred Stock — 1.1%
Brazil — 1.1%
Itau Unibanco Holding SA 3.699%	166,582	1,150,537
TOTAL PREFERRED STOCK (Cost $926,985)		1,150,537
TOTAL EQUITIES (Cost $99,794,795)		106,310,707
TOTAL LONG-TERM INVESTMENTS (Cost $99,794,795)		106,310,707

	Principal Amount	Value
Short-Term Investments — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (f)	$ 2,021,558	$2,021,558
TOTAL SHORT-TERM INVESTMENTS (Cost $2,021,558)		2,021,558
TOTAL INVESTMENTS — 99.5% (Cost $101,816,353) (g)		108,332,265
Other Assets/(Liabilities) — 0.5%		555,131
NET ASSETS — 100.0%		$108,887,396

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $3,333,407 or 3.06% of net assets.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $260,983 or 0.24% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $721,423 or 0.66% of net assets. The Fund received $752,441 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)
Maturity value of $2,021,918. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,062,067.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
89

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:
Information Technology	20.9%
Financials	17.8%
Consumer Discretionary	13.0%
Consumer Staples	12.1%
Communication Services	8.2%
Materials	7.8%
Health Care	6.6%
Industrials	6.2%
Energy	3.1%
Real Estate	2.0%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
90

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short- Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$141,701,500	$169,413,892
Repurchase agreements, at value (Note 2) (b)	25,000,000	3,556,963
Total investments (c)	166,701,500	172,970,855
Cash	47,707	146,387
Foreign currency, at value (d)	—	184
Receivables from:
Investments sold
Regular delivery	—	1,111,259
Cash collateral pledged for open derivatives (Note 2)	—	3,042,000
Open forward contracts (Note 2)	—	—
Fund shares sold	169,975	15,261
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	484,936	1,134,913
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	16,259	82,621
Total assets	167,420,377	178,503,480
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	474,278
Delayed delivery	—	2,636,993
Cash collateral held for open derivatives (Note 2)	—	—
Distributions (Note 2)	587	10,788
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares redeemed	403,661	650,971
Cash collateral held for securities on loan (Note 2)	—	775,860
Trustees’ fees and expenses (Note 3)	27,407	31,975
Variation margin on open derivative instruments (Note 2)	—	44
Affiliates (Note 3):
Administration fees	32,175	71,974
Investment advisory fees	43,136	21,500
Service fees	—	38,707
Distribution fees	—	4,284
Due to custodian	—	—
Accrued expense and other liabilities	58,108	135,474
Total liabilities	565,074	4,852,848
Net assets	$ 166,855,303	$ 173,650,632
Net assets consist of:
Paid-in capital	$166,886,243	$342,718,778
Accumulated earnings (loss)	(30,940)	(169,068,146)
Net assets	$166,855,303	$173,650,632

(a) Cost of investments:	$141,701,500	$182,877,413
(b) Cost of repurchase agreements:	$25,000,000	$3,556,963
(c) Securities on loan with market value of:	$—	$760,298
(d) Cost of foreign currency:	$—	$186

The accompanying notes are an integral part of the financial statements.
92

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$250,898,784	$726,747,089	$144,956,246	$387,363,856	$108,987,681
759,401	1,349,910	2,843,776	—	2,392,938
251,658,185	728,096,999	147,800,022	387,363,856	111,380,619
317,854	2,771,912	40,889	—	21,848
—	2	4,267	—	—

—	—	297,289	5,843,940	121,839
920,000	—	—	—	—
—	—	70,217	—	—
254,223	815,360	3,172,501	418,324	35,422
—	48	—	—	—
458,182	5,089,429	1,109,106	6,385,196	312,042
—	—	14,428	460,557	—
4,684,654	—	—	—	—
70,115	61,613	63,456	65,903	69,850
258,363,213	736,835,363	152,572,175	400,537,776	111,941,620

—	1,070,067	—	4,914,562	412,321
—	79,336,625	13,470,781	—	2,982,216
1,650,000	—	—	—	—
684	1,264	339	656	—
—	—	59,374	—	—
2,593,394	—	—	—	—
383,818	240,142	12,002	198,043	5,929
—	4,602,658	1,506,933	15,162,615	—
18,449	81,708	11,708	21,350	9,374
929	—	53	—	1,798

32,497	55,017	35,184	47,857	30,795
73,504	168,964	40,799	134,965	39,292
7,869	13,527	4,919	29,332	17,559
1,381	99	693	14,907	6,189
—	—	—	27,765	—
51,810	71,610	52,249	72,821	58,143
4,814,335	85,641,681	15,195,034	20,624,873	3,563,616
$253,548,878	$651,193,682	$137,377,141	$379,912,903	$108,378,004

$293,415,188	$810,006,718	$175,213,007	$458,926,304	$98,002,918
(39,866,310)	(158,813,036)	(37,835,866)	(79,013,401)	10,375,086
$ 253,548,878	$ 651,193,682	$ 137,377,141	$ 379,912,903	$ 108,378,004

$256,429,867	$778,726,580	$157,061,743	$396,436,766	$97,411,924
$759,401	$1,349,910	$2,843,776	$—	$2,392,938
$—	$4,506,455	$1,499,888	$16,569,214	$—
$—	$2	$4,336	$—	$—

The accompanying notes are an integral part of the financial statements.
93

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short- Duration Bond Fund
Class I shares:
Net assets		$51,873,102
Shares outstanding (a)		5,787,592
Net asset value, offering price and redemption price per share		$8.96
Class R5 shares:
Net assets	$ 166,855,303	$ 12,093,146
Shares outstanding (a)	167,057,123	1,342,919
Net asset value, offering price and redemption price per share	$1.00	$9.01
Service Class shares:
Net assets		$1,434,746
Shares outstanding (a)		160,508
Net asset value, offering price and redemption price per share		$8.94
Administrative Class shares:
Net assets		$10,696,127
Shares outstanding (a)		1,200,141
Net asset value, offering price and redemption price per share		$8.91
Class R4 shares:
Net assets		$8,433,779
Shares outstanding (a)		939,076
Net asset value, offering price and redemption price per share		$8.98
Class A shares:
Net assets		$6,265,812
Shares outstanding (a)		706,324
Net asset value, and redemption price per share		$8.87
Offering price per share (100/[100-maximum sales charge] of net asset value)		$9.10
Class R3 shares:
Net assets		$6,141,037
Shares outstanding (a)		689,767
Net asset value, offering price and redemption price per share		$8.90
Class Y shares:
Net assets		$32,843,584
Shares outstanding (a)		3,660,766
Net asset value, offering price and redemption price per share		$8.97
Class L shares:
Net assets		$43,114,836
Shares outstanding (a)		4,825,128
Net asset value, offering price and redemption price per share		$8.94
Class C shares:
Net assets		$754,463
Shares outstanding (a)		83,751
Net asset value, offering price and redemption price per share		$9.01
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
94

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$ 167,981,327	$ 473,368,504	$ 48,341,717	$ 231,107,444	$ 43,344,826
18,134,588	52,674,983	5,501,661	29,223,812	3,627,274
$9.26	$8.99	$8.79	$7.91	$11.95

$47,981,389	$97,094,761	$74,148,516	$37,816,411	$25,121,774
5,177,789	10,758,514	9,352,019	4,748,740	2,102,635
$9.27	$9.02	$7.93	$7.96	$11.95

$17,841,335	$24,736,447	$4,012,859	$22,146,398	$9,211,604
1,930,620	2,756,736	496,609	2,779,032	713,288
$9.24	$8.97	$8.08	$7.97	$12.91

$6,487,757	$33,561,366	$3,520,548	$13,075,728	$1,306,677
693,018	3,778,901	436,104	1,671,122	108,781
$9.36	$8.88	$8.07	$7.82	$12.01

$2,845,430	$1,412,840	$2,165,456	$17,043,043	$5,450,844
314,996	160,730	272,296	2,216,535	479,932
$9.03	$8.79	$7.95	$7.69	$11.36

$7,925,605	$20,757,362	$3,993,446	$6,721,174	$13,412,531
868,579	2,347,695	492,187	859,304	1,163,025
$9.12	$8.84	$8.11	$7.82	$11.53
$9.52	$9.23	$8.47	$8.17	$12.20

$2,386,387	$165,657	$1,099,025	$24,658,817	$10,416,361
263,415	18,118	136,537	3,112,163	923,830
$9.06	$9.14	$8.05	$7.92	$11.28

$99,648	$96,745	$95,574	$27,240,995	$113,387
10,741	10,718	12,048	3,435,246	9,488
$9.28	$9.03	$7.93	$7.93	$11.95

			$102,893
			12,923
			$7.96

The accompanying notes are an integral part of the financial statements.
95

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Assets:
Investments, at value (Note 2) (a)	$43,926,819	$72,229,812
Repurchase agreements, at value (Note 2) (b)	122,830	330,759
Total investments (c)	44,049,649	72,560,571
Cash	7,283	19,180
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	752,581
Fund shares sold	11,791	393,545
Interest and dividends	43,333	45,762
Foreign tax reclaims	—	2,730
Prepaid expenses	66,551	61,513
Total assets	44,178,607	73,835,882
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	359,721
Fund shares redeemed	6,632	18,387
Cash collateral held for securities on loan (Note 2)	55,539	379,665
Trustees’ fees and expenses (Note 3)	12,976	8,483
Affiliates (Note 3):
Administration fees	16,772	17,058
Investment advisory fees	14,842	30,192
Service fees	4,001	9,537
Distribution fees	1,233	334
Accrued expense and other liabilities	61,034	36,555
Total liabilities	173,029	859,932
Net assets	$ 44,005,578	$ 72,975,950
Net assets consist of:
Paid-in capital	$36,381,161	$51,904,684
Accumulated earnings (loss)	7,624,417	21,071,266
Net assets	$44,005,578	$72,975,950

(a) Cost of investments:	$36,769,887	$54,155,197
(b) Cost of repurchase agreements:	$122,830	$330,759
(c) Securities on loan with market value of:	$104,712	$369,886
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
96

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$190,741,044	$388,205,064	$202,919,225	$115,888,306	$106,310,707
1,474,639	5,144,370	1,433,512	2,783,022	2,021,558
192,215,683	393,349,434	204,352,737	118,671,328	108,332,265
18,129	—	3,739	12,176	11,898
—	10,872	33,857	90,507	492,815

—	326,761	300,336	1,532,668	119,333
115,456	921,989	88,567	24,205	31,777
29,326	316,259	41,616	295,347	216,963
—	—	297,776	712,921	50,199
63,141	75,934	61,940	82,268	54,683
192,441,735	395,001,249	205,180,568	121,421,420	109,309,933

—	—	—	1,541,867	—
884,752	692,446	198,253	23,006	3,556
664,731	—	1,656,800	599,797	—
17,157	16,058	19,932	30,016	9,111

30,517	39,760	32,949	19,445	8,564
65,075	163,355	115,816	76,358	67,077
12,800	37,763	18,667	7,832	596
3,164	5,334	5,042	1,490	312
68,996	49,445	1,041,219	80,441	333,321
1,747,192	1,004,161	3,088,678	2,380,252	422,537
$ 190,694,543	$ 393,997,088	$ 202,091,890	$ 119,041,168	$ 108,887,396

$133,511,639	$300,398,212	$100,446,577	$112,300,918	$128,216,566
57,182,904	93,598,876	101,645,313	6,740,250	(19,329,170)
$190,694,543	$393,997,088	$202,091,890	$119,041,168	$108,887,396

$143,753,190	$305,374,329	$106,057,461	$109,292,190	$99,794,795
$1,474,639	$5,144,370	$1,433,512	$2,783,022	$2,021,558
$651,580	$18,857,265	$4,431,173	$2,083,558	$721,423
$—	$10,851	$34,058	$90,728	$495,915

The accompanying notes are an integral part of the financial statements.
97

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Class I shares:
Net assets	$9,829,425	$2,612,776
Shares outstanding (a)	697,232	241,880
Net asset value, offering price and redemption price per share	$14.10	$10.80
Class R5 shares:
Net assets	$ 16,760,012	$ 36,610,434
Shares outstanding (a)	1,183,369	3,389,016
Net asset value, offering price and redemption price per share	$14.16	$10.80
Service Class shares:
Net assets	$9,676,659	$128,554
Shares outstanding (a)	692,702	11,121
Net asset value, offering price and redemption price per share	$13.97	$11.56
Administrative Class shares:
Net assets	$1,048,310	$17,466,644
Shares outstanding (a)	72,401	1,621,406
Net asset value, offering price and redemption price per share	$14.48	$10.77
Class R4 shares:
Net assets	$464,350	$7,304,261
Shares outstanding (a)	33,624	709,842
Net asset value, offering price and redemption price per share	$13.81	$10.29
Class A shares:
Net assets	$3,951,716	$8,328,950
Shares outstanding (a)	286,778	796,387
Net asset value, and redemption price per share	$13.78	$10.46
Offering price per share (100/[100-maximum sales charge] of net asset value)	$14.58	$11.07
Class R3 shares:
Net assets	$2,168,221	$524,331
Shares outstanding (a)	154,613	49,967
Net asset value, offering price and redemption price per share	$14.02	$10.49
Class Y shares:
Net assets	$106,885
Shares outstanding (a)	7,547
Net asset value, offering price and redemption price per share	$14.16

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
98

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$ 42,260,164	$ 169,105,734	$ 59,396,231	$ 72,450,395	$ 105,823,110
3,867,876	9,269,308	5,502,508	8,500,352	10,382,224
$10.93	$18.24	$10.79	$8.52	$10.19

$94,533,470	$117,235,741	$55,345,161	$29,130,856	$128,097
8,656,498	6,453,157	5,146,710	3,414,333	12,305
$10.92	$18.17	$10.75	$8.53	$10.41

$9,201,930	$17,648,229	$4,509,654	$2,752,489	$1,631,961
836,916	975,673	429,599	323,508	159,998
$11.00	$18.09	$10.50	$8.51	$10.20

$23,221,311	$23,068,644	$51,810,380	$2,133,214	$279,049
2,063,090	1,287,741	4,881,376	253,348	27,292
$11.26	$17.91	$10.61	$8.42	$10.22

$6,632,095	$15,175,312	$9,754,653	$599,290	$425,511
648,519	885,662	981,944	77,003	42,256
$10.23	$17.13	$9.93	$7.78	$10.07

$9,179,106	$42,100,099	$12,938,574	$9,376,741	$64,583
882,936	2,441,197	1,270,375	1,186,039	6,368
$10.40	$17.25	$10.18	$7.91	$10.14
$11.01	$18.25	$10.77	$8.37	$10.73

$5,528,079	$9,554,274	$8,337,237	$2,495,044	$535,085
548,393	567,888	835,812	325,761	54,032
$10.08	$16.82	$9.98	$7.66	$9.90

$138,388	$109,055		$103,139
12,674	5,999		12,092
$10.92	$18.18		$8.53

The accompanying notes are an integral part of the financial statements.
99

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short- Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest (b)	5,028,818	4,249,516
Securities lending net income	—	7,930
Total investment income	5,028,818	4,257,446
Expenses (Note 3):
Investment advisory fees	326,279	319,403
Custody fees	3,440	25,747
Trustee reporting	—	5,266
Audit and tax fees	18,179	25,246
Legal fees	3,448	11,373
Proxy fees	1,506	1,245
Accounting & Administration fees	27,440	35,110
Shareholder reporting fees	4,916	11,686
Trustees’ fees	6,748	6,244
Registration and filing fees	16,009	82,615
Transfer agent fees	1,478	19,100
	409,443	543,035
Administration fees:
Class R5	93,222	5,939
Service Class	—	2,094
Administrative Class	—	16,416
Class R4	—	4,519
Class A	—	8,576
Class R3	—	6,170
Class Y	—	18,863
Class L	—	10,872
Class C	—	193
Distribution and Service fees:
Class R4	—	5,649
Class A	—	7,553
Class R3	—	15,424
Class L	—	54,359
Class C	—	1,932
Total expenses	502,665	701,594
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(52,227)
Class R5 fees reimbursed by adviser	(2,406)	(2,655)
Service Class fees reimbursed by adviser	—	(359)
Administrative Class fees reimbursed by adviser	—	(2,205)
Class R4 fees reimbursed by adviser	—	(1,612)
Class A fees reimbursed by adviser	—	(1,280)
Class R3 fees reimbursed by adviser	—	(1,261)
Class Y fees reimbursed by adviser	—	(49,824)
Class L fees reimbursed by adviser	—	(45,892)
Class C fees reimbursed by adviser	—	(821)
Net expenses:	500,259	543,458
Net investment income (loss)	4,528,559	3,713,988

The accompanying notes are an integral part of the financial statements.
100

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$—	$—	$35,334	$—	$576,254
6,268,347	17,907,312	3,699,920	15,411,836	692,328
49	4,318	6,931	66,239	—
6,268,396	17,911,630	3,742,185	15,478,075	1,268,582

474,670	1,263,055	266,577	941,437	245,094
21,976	34,649	24,259	38,780	27,852
—	—	—	8,495	—
25,695	25,619	26,792	25,031	24,887
5,019	12,809	2,493	5,960	2,382
1,245	1,245	1,245	1,245	1,245
26,526	39,966	34,801	38,719	27,928
23,566	32,896	18,756	23,310	17,316
8,695	22,459	5,008	13,284	3,453
55,446	55,307	53,692	67,948	52,738
1,478	1,478	1,478	18,231	1,478
644,316	1,489,483	435,101	1,182,440	404,373

24,368	46,462	32,494	17,133	12,026
18,839	25,376	3,834	20,714	8,473
9,715	46,915	5,690	19,693	3,473
2,873	1,402	3,521	16,438	5,213
11,265	29,833	6,209	9,769	17,737
2,178	167	1,121	23,096	9,560
49	47	47	6,646	52
—	—	—	—	—
—	—	—	—	—

3,591	1,752	4,401	20,548	6,516
9,901	26,217	5,433	8,584	15,634
5,444	416	2,802	57,740	23,900
—	—	—	—	—
—	—	—	492	—
732,539	1,668,070	500,653	1,383,293	506,957

—	(23,461)	—	(19,362)	—
—	(5,087)	—	(2,714)	—
—	(1,290)	—	(1,594)	—
—	(1,760)	—	(1,008)	—
—	(73)	—	(1,232)	—
—	(1,098)	—	(502)	—
—	(9)	—	(1,798)	—
—	(5)	—	(2,014)	—
—	—	—	—	—
—	—	—	(8)	—
732,539	1,635,287	500,653	1,353,061	506,957
5,535,857	16,276,343	3,241,532	14,125,014	761,625

The accompanying notes are an integral part of the financial statements.
101

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short- Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	105	(17,293,658)
Futures contracts	—	(63,258)
Written options	—	—
Swap agreements	—	(541,074)
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	105	(17,897,990)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	—	23,736,132
Futures contracts	—	(414,430)
Written options	—	—
Swap agreements	—	16,313
Translation of assets and liabilities in foreign currencies	—	4
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	—	23,338,019
Net realized gain (loss) and change in unrealized appreciation (depreciation)	105	5,440,029
Net increase (decrease) in net assets resulting from operations	$ 4,528,664	$9,154,017

(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$664

The accompanying notes are an integral part of the financial statements.
102

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

(1,470,581)	(10,827,148)	(6,018,189)	(7,713,615)	1,887,295
45,462	(1,750,273)	(273,009)	—	(14,122)
—	—	17,276	—	—
(6,495,180)	(2,939,699)	(559,032)	—	—
—	—	(11,832)	—	—
—	—	(82,346)	—	—
(7,920,299)	(15,517,120)	(6,927,132)	(7,713,615)	1,873,173

5,890,830	44,389,078	11,628,364	27,112,666	13,245,229
(333,193)	3,946,184	1,197,122	—	(52,218)
—	—	(8,689)	—	—
9,876,055	190,143	(14,889)	—	—
—	—	1,473	1,254	—
—	—	62,519	—	—
15,433,692	48,525,405	12,865,900	27,113,920	13,193,011
7,513,393	33,008,285	5,938,768	19,400,305	15,066,184
$13,049,250	$49,284,628	$9,180,300	$33,525,319	$15,827,809

$—	$—	$—	$—	$95
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
103

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Investment income (Note 2):
Dividends (a)	$ 526,492	$ 457,164
Interest	1,858	6,389
Securities lending net income	436	1,848
Total investment income	528,786	465,401
Expenses (Note 3):
Investment advisory fees	99,782	183,914
Custody fees	20,565	15,683
Audit and tax fees	22,881	23,442
Legal fees	1,448	1,538
Proxy fees	1,245	1,245
Accounting & Administration fees	13,506	11,876
Shareholder reporting fees	6,844	11,236
Trustees’ fees	1,942	2,263
Registration and filing fees	53,055	49,904
Transfer agent fees	1,478	1,478
	222,746	302,579
Administration fees:
Class R5	8,005	16,483
Service Class	9,756	116
Administrative Class	1,409	24,573
Class R4	303	6,395
Class A	5,833	11,106
Class R3	1,895	514
Class Y	48	—
Distribution and Service fees:
Class R4	379	7,994
Class A	5,129	9,775
Class R3	4,738	1,284
Total expenses	260,241	380,819
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	260,241	380,819
Net investment income (loss)	268,545	84,582

The accompanying notes are an integral part of the financial statements.
104

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$ 526,051	$ 2,209,315	$ 501,411	$ 1,206,479	$ 967,396
9,638	51,840	8,726	25,783	25,776
4,364	12,991	4,201	7,763	770
540,053	2,274,146	514,338	1,240,025	993,942

383,180	980,062	692,987	489,566	491,209
13,613	12,469	33,139	48,873	64,263
22,921	23,051	28,879	27,218	19,606
2,556	6,014	3,713	2,328	1,652
1,245	1,245	1,245	1,248	1,245
14,326	15,093	12,517	14,671	10,629
6,978	20,494	14,568	12,375	13,643
5,424	10,890	6,107	3,995	3,395
52,757	56,385	50,485	53,224	49,441
1,478	1,478	1,478	1,284	1,478
504,478	1,127,181	845,118	654,782	656,561

41,049	53,225	24,822	14,358	92
10,151	15,738	4,046	2,929	1,435
31,511	31,806	75,343	2,980	403
6,122	14,042	9,315	556	385
12,564	51,885	16,308	13,760	120
4,773	8,077	7,776	2,306	484
61	48	—	49	—

7,652	17,553	11,644	695	482
11,104	45,743	14,411	12,083	104
11,932	20,192	19,442	5,764	1,210
641,397	1,385,490	1,028,225	710,262	661,276

—	(1,198)	—	—	(89,020)
—	(843)	—	—	(173)
—	(126)	—	—	(1,339)
—	(172)	—	—	(250)
—	(107)	—	—	(360)
—	(299)	—	—	(77)
—	(63)	—	—	(452)
—	—	—	(29,492)	—
641,397	1,382,682	1,028,225	680,770	569,605
(101,344)	891,464	(513,887)	559,255	424,337

The accompanying notes are an integral part of the financial statements.
105

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	MassMutual Disciplined Value Fund	MassMutual Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	532,386	3,599,945
Foreign currency transactions	—	(317)
Net realized gain (loss)	532,386	3,599,628
Net change in unrealized appreciation (depreciation) on:
Investment transactions	5,861,665	10,899,527
Translation of assets and liabilities in foreign currencies	—	131
Net change in unrealized appreciation (depreciation)	5,861,665	10,899,658
Net realized gain (loss) and change in unrealized appreciation (depreciation)	6,394,051	14,499,286
Net increase (decrease) in net assets resulting from operations	$ 6,662,596	$ 14,583,868

(a) Net of foreign withholding tax of:	$—	$775
*Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
106

MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

11,452,841	10,622,927	13,059,455	2,557,139	1,024,647
—	(1,715)	(2,137)	321	(29,588)
11,452,841	10,621,212	13,057,318	2,557,460	995,059

33,077,452	56,453,965	32,363,845 *	9,497,132	7,259,559 *
—	20	4,225	14,244	777
33,077,452	56,453,985	32,368,070	9,511,376	7,260,336
44,530,293	67,075,197	45,425,388	12,068,836	8,255,395
$ 44,428,949	$ 67,966,661	$ 44,911,501	$ 12,628,091	$ 8,679,732

$—	$4,009	$43,430	$118,110	$133,438
$—	$—	$(486,403)	$—	$93,990

The accompanying notes are an integral part of the financial statements.
107

MassMutual Funds (Continued)

Statements of Changes in Net Assets

MassMutual U.S. Government Money Market Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,528,559	$7,696,118
Net realized gain (loss)	105	321
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	4,528,664	7,696,439
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	(4,528,057)	(7,696,593)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Total distributions	(4,528,057)	(7,696,593)
Tax return of capital:
Class I	—	—
Class R5	—	—
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Total tax return of capital	—	—
Net fund share transactions (Note 5):
Class I	—	—
Class R5	(5,253,676)	(33,219,795)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Increase (decrease) in net assets from fund share transactions	(5,253,676)	(33,219,795)
Total increase (decrease) in net assets	(5,253,069)	(33,219,949)
Net assets
Beginning of period	172,108,372	205,328,321
End of period	$ 166,855,303	$ 172,108,372

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
108

MassMutual Short-Duration Bond Fund		MassMutual Inflation-Protected and Income Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$3,713,988	$10,009,542	$5,535,857	$10,561,885
(17,897,990)	(37,538,076)	(7,920,299)	(24,267,730)
23,338,019	37,179,707	15,433,692	19,176,541
9,154,017	9,651,173	13,049,250	5,470,696

(1,095,932)	(3,308,878)	(6,573,931)	(6,485,045)
(207,236)	(876,994)	(1,924,402)	(2,502,538)
(35,232)	(102,714)	(656,755)	(1,108,108)
(180,016)	(324,168)	(240,054)	(279,683)
(72,955)	(184,942)	(87,743)	(151,257)
(92,331)	(202,700)	(260,744)	(277,944)
(89,043)	(197,586)	(68,147)	(69,335)
(700,727)	(3,736,266)	(3,750)	—
(752,675)	(1,945,558)	—	—
(12,405)	(32,732)	—	—
(3,238,552)	(10,912,538)	(9,815,526)	(10,873,910)

—	(39,122)	—	—
—	(10,369)	—	—
—	(1,214)	—	—
—	(3,833)	—	—
—	(2,187)	—	—
—	(2,397)	—	—
—	(2,336)	—	—
—	(44,174)	—	—
—	(23,003)	—	—
—	(387)	—	—
—	(129,022)	—	—

(27,632,345)	(53,385,498)	(2,950,431)	3,108,492
340,491	(19,277,163)	(2,292,013)	(15,484,149)
(2,064,156)	453,367	(3,924,011)	(9,153,994)
(1,381,535)	1,139,234	(480,342)	(744,313)
5,076,676	(5,426,682)	(759,071)	(681,621)
11,731	(1,541,741)	(111,165)	(802,215)
(803,123)	(918,891)	248,379	(270,924)
(14,407,448)	(175,479,422)	226	100,000*
(4,245,725)	(30,588,796)	—	—
(141,264)	(226,678)	—	—
(45,246,698)	(285,252,270)	(10,268,428)	(23,928,724)
(39,331,233)	(286,642,657)	(7,034,704)	(29,331,938)

212,981,865	499,624,522	260,583,582	289,915,520
$ 173,650,632	$ 212,981,865	$ 253,548,878	$ 260,583,582

The accompanying notes are an integral part of the financial statements.
109

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Core Bond Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$16,276,343	$32,777,099
Net realized gain (loss)	(15,517,120)	(44,206,762)
Net change in unrealized appreciation (depreciation)	48,525,405	19,529,329
Net increase (decrease) in net assets resulting from operations	49,284,628	8,099,666
Distributions to shareholders (Note 2):
Class I	(28,548,842)	(18,947,053)
Class R5	(5,335,625)	(5,049,706)
Service Class	(1,310,240)	(1,323,476)
Administrative Class	(1,737,784)	(1,260,653)
Class R4	(74,682)	(58,399)
Class A	(1,057,798)	(772,091)
Class R3	(8,390)	(5,295)
Class Y	(5,442)	—
Class C	—	—
Total distributions	(38,078,803)	(27,416,673)
Net fund share transactions (Note 5):
Class I	(27,115,988)	21,198,419
Class R5	3,090,466	(39,642,243)
Service Class	(5,484,762)	(6,333,157)
Administrative Class	2,275,334	(3,493,050)
Class R4	(35,912)	(834,390)
Class A	(1,497,249)	(1,400,222)
Class R3	(7,500)	(3,658)
Class Y	—	100,000 *
Class C	—	—
Increase (decrease) in net assets from fund share transactions	(28,775,611)	(30,408,301)
Total increase (decrease) in net assets	(17,569,786)	(49,725,308)
Net assets
Beginning of period	668,763,468	718,488,776
End of period	$ 651,193,682	$ 668,763,468

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
110

MassMutual Diversified Bond Fund		MassMutual High Yield Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$3,241,532	$7,284,900	$14,125,014	$25,114,192
(6,927,132)	(9,858,082)	(7,713,615)	(20,871,649)
12,865,900	4,031,077	27,113,920	33,949,166
9,180,300	1,457,895	33,525,319	38,191,709

(2,900,803)	(3,066,113)	(9,080,447)	(16,023,785)
(4,180,936)	(2,434,368)	(1,186,258)	(2,147,884)
(250,599)	(190,793)	(705,972)	(1,399,388)
(228,615)	(338,479)	(440,483)	(805,064)
(244,093)	(150,025)	(539,270)	(1,415,359)
(263,941)	(189,315)	(222,158)	(493,437)
(63,397)	(50,765)	(729,941)	(1,394,875)
(6,217)	—	(925,411)	(1,711,818)
—	—	(2,960)	(5,020)
(8,138,601)	(6,419,858)	(13,832,900)	(25,396,630)

(28,189,073)	3,113,199	(41,009,951)	23,134,345
11,552,336	6,269,488	3,320,518	(2,543,088)
141,316	(992,171)	166,546	(2,005,567)
(1,317,477)	(3,181,064)	24,082	(733,839)
(2,268,786)	783,745	(765,727)	(14,766,226)
(543,793)	(498,374)	(746,435)	(1,519,440)
(21,508)	(198,615)	340,175	(2,442,085)
—	100,000 *	(3,277,813)	5,082,253
—	—	1,526	12,873
(20,646,985)	5,396,208	(41,947,079)	4,219,226
(19,605,286)	434,245	(22,254,660)	17,014,305

156,982,427	156,548,182	402,167,563	385,153,258
$ 137,377,141	$ 156,982,427	$ 379,912,903	$ 402,167,563

The accompanying notes are an integral part of the financial statements.
111

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Balanced Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$761,625	$1,776,033
Net realized gain (loss)	1,873,173	(1,290,556)
Net change in unrealized appreciation (depreciation)	13,193,011	11,790,990
Net increase (decrease) in net assets resulting from operations	15,827,809	12,276,467
Distributions to shareholders (Note 2):
Class I	(723,616)	(834,824)
Class R5	(396,171)	(506,260)
Service Class	(130,066)	(114,812)
Administrative Class	(53,892)	(91,105)
Class R4	(76,162)	(65,417)
Class A	(157,071)	(167,111)
Class R3	(112,924)	(108,827)
Class Y	(1,775)	—
Total distributions	(1,651,677)	(1,888,356)
Net fund share transactions (Note 5):
Class I	(742,171)	(10,052,972)
Class R5	(4,194,327)	(5,639,482)
Service Class	(63,571)	(259,810)
Administrative Class	(2,276,088)	(3,510,700)
Class R4	(212,920)	(25,310)
Class A	(401,546)	(2,260,526)
Class R3	(175,398)	(1,260,911)
Class Y	—	100,000 *
Increase (decrease) in net assets from fund share transactions	(8,066,021)	(22,909,711)
Total increase (decrease) in net assets	6,110,111	(12,521,600)
Net assets
Beginning of period	102,267,893	114,789,493
End of period	$ 108,378,004	$ 102,267,893

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
112

MassMutual Disciplined Value Fund		MassMutual Main Street Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$268,545	$833,586	$84,582	$337,977
532,386	1,977,748	3,599,628	5,555,886
5,861,665	7,544,162	10,899,658	6,695,534
6,662,596	10,355,496	14,583,868	12,589,397

(632,068)	(2,730,325)	(285,744)	(380,210)
(1,110,403)	(2,040,561)	(2,928,683)	(4,211,164)
(732,368)	(1,301,070)	(10,539)	(13,467)
(60,562)	(119,698)	(1,489,330)	(2,320,099)
(12,495)	(137,935)	(613,772)	(775,352)
(286,793)	(437,484)	(760,715)	(1,041,080)
(116,304)	(388,059)	(49,424)	(96,841)
(7,162)	—	—	—
(2,958,155)	(7,155,132)	(6,138,207)	(8,838,213)

(16,937,032)	257,915	(630,708)	(375,600)
(3,082,288)	(2,594,356)	(2,146,222)	1,407,842
(1,746,344)	(1,961,343)	(1,209)	1,158
(361,263)	105,908	(1,502,135)	(1,976,934)
45,848	(998,296)	560,054	(236,949)
(623,457)	(249,420)	(411,996)	(528,124)
118,402	(2,168,024)	(24,207)	(319,354)
—	100,000 *	—	—
(22,586,134)	(7,507,616)	(4,156,423)	(2,027,961)
(18,881,693)	(4,307,252)	4,289,238	1,723,223

62,887,271	67,194,523	68,686,712	66,963,489
$ 44,005,578	$ 62,887,271	$ 72,975,950	$ 68,686,712

The accompanying notes are an integral part of the financial statements.
113

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Disciplined Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(101,344)	$166,428
Net realized gain (loss)	11,452,841	6,445,246
Net change in unrealized appreciation (depreciation)	33,077,452	27,318,816
Net increase (decrease) in net assets resulting from operations	44,428,949	33,930,490
Distributions to shareholders (Note 2):
Class I	(1,615,353)	(916,567)
Class R5	(3,517,567)	(3,740,607)
Service Class	(356,459)	(712,618)
Administrative Class	(877,160)	(1,134,152)
Class R4	(300,501)	(305,507)
Class A	(402,264)	(744,187)
Class R3	(219,465)	(206,964)
Class Y	(5,349)	—
Total distributions	(7,294,118)	(7,760,602)
Net fund share transactions (Note 5):
Class I	(213,358)	12,682,155
Class R5	3,185,503	(13,137,877)
Service Class	(5,533,457)	(4,241,389)
Administrative Class	(1,355,090)	(7,365,749)
Class R4	(1,007,303)	(986,886)
Class A	(809,965)	(8,570,392)
Class R3	58,580	(178,596)
Class Y	—	100,000 *
Increase (decrease) in net assets from fund share transactions	(5,675,090)	(21,698,734)
Total increase (decrease) in net assets	31,459,741	4,471,154
Net assets
Beginning of period	159,234,802	154,763,648
End of period	$ 190,694,543	$ 159,234,802

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
114

MassMutual Small Cap Opportunities Fund		MassMutual Global Fund
Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

$891,464	$1,569,331	$(513,887)	$(358,314)
10,621,212	14,217,264	13,057,318	39,566,304
56,453,985	22,002,464	32,368,070	15,219,762
67,966,661	37,789,059	44,911,501	54,427,752

(6,676,666)	(1,468,645)	(12,522,119)	(12,546,325)
(5,186,500)	(1,410,819)	(11,551,942)	(13,889,612)
(766,370)	(207,096)	(950,873)	(1,359,215)
(1,035,678)	(242,408)	(11,606,738)	(10,936,495)
(720,788)	(128,301)	(2,340,010)	(2,097,768)
(1,811,705)	(357,876)	(2,779,676)	(2,182,359)
(406,374)	(61,858)	(1,893,964)	(1,873,279)
(4,792)	—	—	—
(16,608,873)	(3,877,003)	(43,645,322)	(44,885,053)

21,408,244	19,726,109	10,939,132	(11,792,685)
(3,438,240)	(7,603,679)	10,415,509	(17,628,169)
(340,497)	(2,169,683)	815,510	(2,115,174)
(1,309,239)	(1,184,446)	609,235	2,705,642
(754,294)	729,008	915,448	(96,932)
274,904	(6,761,451)	2,358,930	1,243,342
695,210	(334,449)	972,112	(818,187)
—	100,000 *	—	—
16,536,088	2,501,409	27,025,876	(28,502,163)
67,893,876	36,413,465	28,292,055	(18,959,464)

326,103,212	289,689,747	173,799,835	192,759,299
$ 393,997,088	$ 326,103,212	$ 202,091,890	$ 173,799,835

The accompanying notes are an integral part of the financial statements.
115

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual International Equity Fund		MassMutual Strategic Emerging Markets Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$559,255	$2,164,000	$424,337	$806,348
Net realized gain (loss)	2,557,460	325,214	995,059	(12,173,908)
Net change in unrealized appreciation (depreciation)	9,511,376	17,836,400	7,260,336	28,094,437
Net increase (decrease) in net assets resulting from operations	12,628,091	20,325,614	8,679,732	16,726,877
Distributions to shareholders (Note 2):
Class I	(2,460,099)	(4,199,952)	(116,712)	(454,812)
Class R5	(972,915)	(1,950,265)	(56)	—
Service Class	(95,641)	(154,615)	—	(2,309)
Administrative Class	(62,526)	(141,221)	—	(69)
Class R4	(18,101)	(33,604)	—	—
Class A	(312,344)	(544,895)	—	—
Class R3	(71,282)	(130,573)	—	—
Class Y	(3,327)	—	—	—
Total distributions	(3,996,235)	(7,155,125)	(116,768)	(457,190)
Net fund share transactions (Note 5):
Class I	(3,198,543)	(3,620,656)	(1,163,721)	(22,442,122)
Class R5	(3,221,817)	(4,249,875)	(156,883)	10,933
Service Class	(936,095)	594,398	138,606	(180,384)
Administrative Class	93,935	(644,826)	(32,438)	22,198
Class R4	22,023	(265,108)	13,045	30,814
Class A	(1,182,526)	(151,139)	(94,922)	(6,554)
Class R3	96,993	(60,727)	1,034	(135,227)
Class Y	—	100,000*	—	—
Increase (decrease) in net assets from fund share transactions	(8,326,030)	(8,297,933)	(1,295,279)	(22,700,342)
Total increase (decrease) in net assets	305,826	4,872,556	7,267,685	(6,430,655)
Net assets
Beginning of period	118,735,342	113,862,786	101,619,711	108,050,366
End of period	$ 119,041,168	$ 118,735,342	$ 108,887,396	$ 101,619,711

* Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
116

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual U.S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class R5
3/31/24[r]	$ 1.00	$0.02	$0.00[d]	$0.02	$(0.02)	$—	$(0.02)	$ 1.00	2.45%[b]	$166,855	0.54%[a]	0.54%[a,k]	4.86%[a]
9/30/23	1.00	0.04	0.00[d]	0.04	(0.04)	—	(0.04)	1.00	4.08%	172,108	0.61%	N/A	3.95%
9/30/22	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.44%	205,328	0.54%	0.27%	0.39%
9/30/21	1.00	(0.00)[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%[e]	235,578	0.51%	0.07%	0.00%[e]
9/30/20	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	0.56%	277,991	0.51%	0.40%	0.59%
9/30/19	1.00	0.02	0.00[d]	0.02	(0.02)	(0.00)[d]	(0.02)	1.00	1.85%	333,574	0.52%	N/A	1.83%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
117

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.68	$0.18	$0.26	$0.44	$(0.16)	$—	$(0.16)	$ 8.96	5.13%[b]	$51,873	0.59%[a]	0.42%[a]	4.24%[a]
9/30/23	8.67	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.68	3.96%	77,614	0.70%	0.46%	3.47%
9/30/22	10.10	0.20	(1.19)	(0.99)	(0.44)	—	(0.44)	8.67	(10.11%)	131,484	0.40%	0.39%	2.08%
9/30/21	10.09	0.24	0.22	0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
9/30/20	10.31	0.34	(0.21)	0.13	(0.35)	—	(0.35)	10.09	1.26%	189,805	0.42%	N/A	3.41%
9/30/19	10.30	0.32	0.08	0.40	(0.39)	—	(0.39)	10.31	4.05%	204,282	0.43%	N/A	3.13%
Class R5
3/31/24[r]	$8.72	$0.17	$0.27	$0.44	$(0.15)	$—	$(0.15)	$9.01	5.11%[b]	$12,093	0.70%[a]	0.65%[a]	4.00%[a]
9/30/23	8.70	0.27	0.05aa	0.32	(0.30)	(0.00)[d]	(0.30)	8.72	3.71%	11,359	0.82%	N/A	3.09%
9/30/22	10.13	0.19	(1.20)	(1.01)	(0.42)	—	(0.42)	8.70	(10.26%)	30,546	0.50%	N/A	1.95%
9/30/21	10.12	0.24	0.21	0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
9/30/20	10.34	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.12	1.15%	110,813	0.52%	N/A	3.31%
9/30/19	10.33	0.31	0.08	0.39	(0.38)	—	(0.38)	10.34	3.92%	158,895	0.53%	N/A	3.03%
Service Class
3/31/24[r]	$8.65	$0.17	$0.27	$0.44	$(0.15)	$—	$(0.15)	$8.94	5.08%[b]	$1,435	0.79%[a]	0.76%[a]	3.91%[a]
9/30/23	8.65	0.26	0.03aa	0.29	(0.29)	(0.00)[d]	(0.29)	8.65	3.37%	3,437	0.91%	N/A	3.02%
9/30/22	10.06	0.17	(1.18)	(1.01)	(0.40)	—	(0.40)	8.65	(10.30%)	2,981	0.62%	N/A	1.82%
9/30/21	10.04	0.23	0.21	0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%
9/30/20	10.26	0.32	(0.22)	0.10	(0.32)	—	(0.32)	10.04	1.00%	38,559	0.62%	N/A	3.19%
9/30/19	10.25	0.30	0.08	0.38	(0.37)	—	(0.37)	10.26	3.82%	51,201	0.63%	N/A	2.92%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	15%	16%	20%	72%	37%	55%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
118

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.63	$0.16	$0.26	$0.42	$(0.14)	$—	$(0.14)	$8.91	4.92%[b]	$10,696	0.90%[a]	0.86%[a]	3.82%[a]
9/30/23	8.62	0.25	0.04aa	0.29	(0.28)	(0.00)[d]	(0.28)	8.63	3.39%	11,719	1.01%	N/A	2.96%
9/30/22	10.01	0.17	(1.18)	(1.01)	(0.38)	—	(0.38)	8.62	(10.38%)	10,582	0.70%	N/A	1.78%
9/30/21	10.00	0.21	0.22	0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
9/30/20	10.22	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.00	0.94%	27,628	0.72%	N/A	3.12%
9/30/19	10.21	0.29	0.08	0.37	(0.36)	—	(0.36)	10.22	3.76%	31,270	0.73%	N/A	2.83%
Class R4
3/31/24[r]	$8.69	$0.17	$0.26	$0.43	$(0.14)	$—	$(0.14)	$8.98	4.94%[b]	$8,434	1.05%[a]	0.97%[a]	3.81%[a]
9/30/23	8.69	0.23	0.04aa	0.27	(0.27)	(0.00)[d]	(0.27)	8.69	3.11%	3,225	1.16%	N/A	2.63%
9/30/22	10.07	0.15	(1.18)	(1.03)	(0.35)	—	(0.35)	8.69	(10.46%)	8,688	0.85%	N/A	1.63%
9/30/21	10.05	0.20	0.22	0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
9/30/20	10.27	0.29	(0.21)	0.08	(0.30)	—	(0.30)	10.05	0.79%	11,525	0.87%	N/A	2.96%
9/30/19	10.26	0.27	0.08	0.35	(0.34)	—	(0.34)	10.27	3.57%	12,494	0.88%	N/A	2.67%
Class A
3/31/24[r]	$8.59	$0.15	$0.26	$0.41	$(0.13)	$—	$(0.13)	$8.87	4.82%[b]	$6,266	1.13%[a]	1.09%[a]	3.58%[a]
9/30/23	8.58	0.23	0.03aa	0.26	(0.25)	(0.00)[d]	(0.25)	8.59	3.13%	6,055	1.26%	N/A	2.65%
9/30/22	9.93	0.14	(1.18)	(1.04)	(0.31)	—	(0.31)	8.58	(10.63%)	7,588	0.95%	N/A	1.44%
9/30/21	9.92	0.19	0.21	0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
9/30/20	10.14	0.28	(0.21)	0.07	(0.29)	—	(0.29)	9.92	0.71%	41,913	0.97%	N/A	2.87%
9/30/19	10.14	0.26	0.08	0.34	(0.34)	—	(0.34)	10.14	3.44%	55,315	0.98%	N/A	2.58%
Class R3
3/31/24[r]	$8.62	$0.15	$0.25	$0.40	$(0.12)	$—	$(0.12)	$8.90	4.72%[b]	$6,141	1.30%[a]	1.25%[a]	3.41%[a]
9/30/23	8.61	0.21	0.04aa	0.25	(0.24)	(0.00)[d]	(0.24)	8.62	2.98%	6,742	1.41%	N/A	2.49%
9/30/22	9.99	0.13	(1.19)	(1.06)	(0.32)	—	(0.32)	8.61	(10.80%)	7,665	1.10%	N/A	1.37%
9/30/21	9.98	0.17	0.22	0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
9/30/20	10.20	0.27	(0.22)	0.05	(0.27)	—	(0.27)	9.98	0.53%	7,737	1.12%	N/A	2.72%
9/30/19	10.20	0.24	0.09	0.33	(0.33)	—	(0.33)	10.20	3.29%	7,040	1.13%	N/A	2.43%
Class Y
3/31/24[r]	$8.69	$0.18	$0.26	$0.44	$(0.16)	$—	$(0.16)	$8.97	5.12%[b]	$32,844	0.69%[a]	0.43%[a]	4.23%[a]
9/30/23	8.68	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.69	3.96%	46,025	0.81%	0.46%	3.43%
9/30/22[g]	9.86	0.15	(1.09)	(0.94)	(0.24)	—	(0.24)	8.68	(9.66%)[b]	222,385	0.48%[a]	0.40%[a]	2.05%[a]
Class L
3/31/24[r]	$8.65	$0.17	$0.27	$0.44	$(0.15)	$—	$(0.15)	$8.94	5.12%[b]	$43,115	0.90%[a]	0.68%[a]	3.98%[a]
9/30/23	8.64	0.28	0.03aa	0.31	(0.30)	(0.00)[d]	(0.30)	8.65	3.70%	45,936	1.00%	0.71%	3.22%
9/30/22[g]	9.82	0.14	(1.10)	(0.96)	(0.22)	—	(0.22)	8.64	(9.87%)[b]	76,609	0.69%[a]	0.65%[a]	1.86%[a]
Class C
3/31/24[r]	$8.72	$0.16	$0.27	$0.43	$(0.14)	$—	$(0.14)	$9.01	4.96%[b]	$754	1.15%[a]	0.93%[a]	3.74%[a]
9/30/23	8.71	0.26	0.04aa	0.30	(0.29)	(0.00)[d]	(0.29)	8.72	3.44%	871	1.26%	0.96%	2.95%
9/30/22[g]	9.90	0.12	(1.11)	(0.99)	(0.20)	—	(0.20)	8.71	(10.07%)[b]	1,097	0.94%[a]	0.90%[a]	1.64%[a]

The accompanying notes are an integral part of the financial statements.
119

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
Mass Mutual Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/24[r]	$9.15	$0.20	$0.27	$0.47	$(0.36)	$—	$(0.36)	$9.26	5.22%[b]	$167,981	0.52%[a]	N/A	N/A	4.51%[a]
9/30/23	9.35	0.35	(0.19)	0.16	(0.36)	—	(0.36)	9.15	1.67%	168,966	0.51%	N/A	N/A	3.74%
9/30/22	11.46	0.27	(1.57)	(1.30)	(0.20)	(0.61)	(0.81)	9.35	(12.28%)	169,362	0.47%	N/A	N/A	2.60%
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
9/30/20	10.59	0.20	0.83	1.03	(0.22)	—	(0.22)	11.40	9.93%	176,809	0.47%	0.47%[n]	0.47%[n]	1.86%
9/30/19	10.24	0.25	0.42	0.67	(0.32)	—	(0.32)	10.59	6.80%	154,260	0.50%	0.49%	0.46%	2.40%
Class R5
3/31/24[r]	$9.15	$0.20	$0.28	$0.48	$(0.36)	$—	$(0.36)	$9.27	5.25%[b]	$47,981	0.62%[a]	N/A	N/A	4.39%[a]
9/30/23	9.35	0.34	(0.19)	0.15	(0.35)	—	(0.35)	9.15	1.56%	49,635	0.61%	N/A	N/A	3.63%
9/30/22	11.47	0.25	(1.57)	(1.32)	(0.19)	(0.61)	(0.80)	9.35	(12.44%)	66,136	0.57%	N/A	N/A	2.40%
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
9/30/20	10.59	0.19	0.84	1.03	(0.21)	—	(0.21)	11.41	9.92%	86,369	0.57%	0.57%[n]	0.57%[n]	1.75%
9/30/19	10.24	0.24	0.42	0.66	(0.31)	—	(0.31)	10.59	6.68%	73,365	0.60%	0.59%	0.56%	2.30%
Service Class
3/31/24[r]	$9.12	$0.20	$0.27	$0.47	$(0.35)	$—	$(0.35)	$9.24	5.15%[b]	$17,841	0.71%[a]	N/A	N/A	4.31%[a]
9/30/23	9.31	0.32	(0.17)	0.15	(0.34)	—	(0.34)	9.12	1.55%	21,436	0.71%	N/A	N/A	3.48%
9/30/22	11.42	0.23	(1.55)	(1.32)	(0.18)	(0.61)	(0.79)	9.31	(12.51%)	31,069	0.67%	N/A	N/A	2.19%
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%
9/30/20	10.55	0.18	0.84	1.02	(0.20)	—	(0.20)	11.37	9.82%	54,729	0.67%	0.67%[n]	0.67%[n]	1.66%
9/30/19	10.20	0.22	0.43	0.65	(0.30)	—	(0.30)	10.55	6.60%	50,873	0.71%	0.70%	0.67%	2.17%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	49%	80%	77%	100%	110%	42%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
120

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/24[r]	$9.24	$0.19	$0.27	$0.46	$(0.34)	$—	$(0.34)	$9.36	5.05%[b]	$6,488	0.82%[a]	N/A	N/A	4.18%[a]
9/30/23	9.43	0.33	(0.19)	0.14	(0.33)	—	(0.33)	9.24	1.40%	6,883	0.81%	N/A	N/A	3.45%
9/30/22	11.55	0.23	(1.58)	(1.35)	(0.16)	(0.61)	(0.77)	9.43	(12.59%)	7,759	0.77%	N/A	N/A	2.15%
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
9/30/20	10.66	0.17	0.85	1.02	(0.19)	—	(0.19)	11.49	9.70%	15,288	0.77%	0.77%[n]	0.77%[n]	1.56%
9/30/19	10.30	0.21	0.44	0.65	(0.29)	—	(0.29)	10.66	6.53%	16,168	0.80%	0.79%	0.76%	2.03%
Class R4
3/31/24[r]	$8.88	$0.18	$0.27	$0.45	$(0.30)	$—	$(0.30)	$9.03	5.03%[b]	$2,845	0.96%[a]	N/A	N/A	4.07%[a]
9/30/23	9.08	0.30	(0.18)	0.12	(0.32)	—	(0.32)	8.88	1.24%	3,557	0.96%	N/A	N/A	3.26%
9/30/22	11.16	0.22	(1.54)	(1.32)	(0.15)	(0.61)	(0.76)	9.08	(12.75%)	4,316	0.92%	N/A	N/A	2.10%
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
9/30/20	10.33	0.15	0.82	0.97	(0.18)	—	(0.18)	11.12	9.51%	4,358	0.92%	0.92%[n]	0.92%[n]	1.40%
9/30/19	10.00	0.19	0.42	0.61	(0.28)	—	(0.28)	10.33	6.27%	6,949	0.96%	0.95%	0.92%	1.95%
Class A
3/31/24[r]	$8.98	$0.18	$0.26	$0.44	$(0.30)	$—	$(0.30)	$9.12	4.93%[b]	$7,926	1.05%[a]	N/A	N/A	3.96%[a]
9/30/23	9.17	0.29	(0.18)	0.11	(0.30)	—	(0.30)	8.98	1.15%	7,905	1.06%	N/A	N/A	3.17%
9/30/22	11.23	0.20	(1.54)	(1.34)	(0.11)	(0.61)	(0.72)	9.17	(12.81%)	8,860	1.02%	N/A	N/A	1.94%
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
9/30/20	10.39	0.14	0.82	0.96	(0.16)	—	(0.16)	11.19	9.42%	22,018	1.02%	1.02%[n]	1.02%[n]	1.30%
9/30/19	10.05	0.18	0.42	0.60	(0.26)	—	(0.26)	10.39	6.16%	16,136	1.06%	1.05%	1.02%	1.78%
Class R3
3/31/24[r]	$8.91	$0.17	$0.27	$0.44	$(0.29)	$—	$(0.29)	$9.06	4.93%[b]	$2,386	1.22%[a]	N/A	N/A	3.80%[a]
9/30/23	9.09	0.27	(0.17)	0.10	(0.28)	—	(0.28)	8.91	1.07%	2,103	1.21%	N/A	N/A	3.01%
9/30/22	11.17	0.19	(1.54)	(1.35)	(0.12)	(0.61)	(0.73)	9.09	(12.98%)	2,414	1.17%	N/A	N/A	1.89%
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
9/30/20	10.33	0.12	0.82	0.94	(0.15)	—	(0.15)	11.12	9.20%	3,256	1.17%	1.17%[n]	1.17%[n]	1.16%
9/30/19	9.99	0.17	0.41	0.58	(0.24)	—	(0.24)	10.33	6.03%	4,297	1.21%	1.20%	1.17%	1.68%
Class Y
3/31/24[r]	$9.16	$0.20	$0.27	$0.47	$(0.35)	$—	$(0.35)	$9.28	5.21%[b]	$100	0.62%[a]	N/A	N/A	4.39%[a]
9/30/23[g]	9.33	0.26	(0.43)	(0.17)	—	—	—	9.16	(1.82%)[b]	98	0.61%[a]	N/A	N/A	4.16%[a]

The accompanying notes are an integral part of the financial statements.
121

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Core Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$8.84	$0.22	$0.45	$0.67	$(0.52)	$—	$(0.52)	$8.99	7.71%[b]	$473,369	0.45%[a]	0.44%[a]	4.95%[a]
9/30/23	9.10	0.41	(0.32)	0.09	(0.35)	—	(0.35)	8.84	0.92%	492,575	0.45%	N/A	4.53%
9/30/22	11.33	0.27	(2.07)	(1.80)	(0.26)	(0.17)	(0.43)	9.10	(16.47%)	485,216	0.42%	N/A	2.62%
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	N/A	2.39%
9/30/20	11.33	0.37	0.32	0.69	(0.38)	—	(0.38)	11.64	6.28%	786,360	0.42%	N/A	3.27%
9/30/19	10.66	0.37	0.66	1.03	(0.36)	—	(0.36)	11.33	9.98%	847,736	0.43%	N/A	3.42%
Class R5
3/31/24[r]	$8.88	$0.21	$0.44	$0.65	$(0.51)	$—	$(0.51)	$9.02	7.47%[b]	$97,095	0.55%[a]	0.54%[a]	4.86%[a]
9/30/23	9.13	0.40	(0.31)	0.09	(0.34)	—	(0.34)	8.88	0.91%	92,389	0.55%	N/A	4.41%
9/30/22	11.37	0.25	(2.07)	(1.82)	(0.25)	(0.17)	(0.42)	9.13	(16.60%)	135,050	0.52%	N/A	2.43%
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	N/A	2.29%
9/30/20	11.37	0.36	0.32	0.68	(0.37)	—	(0.37)	11.68	6.16%	316,359	0.52%	N/A	3.17%
9/30/19	10.69	0.36	0.67	1.03	(0.35)	—	(0.35)	11.37	9.92%	317,805	0.53%	N/A	3.32%
Service Class
3/31/24[r]	$8.82	$0.21	$0.44	$0.65	$(0.50)	$—	$(0.50)	$8.97	7.53%[b]	$24,736	0.65%[a]	0.64%[a]	4.76%[a]
9/30/23	9.07	0.39	(0.31)	0.08	(0.33)	—	(0.33)	8.82	0.81%	29,605	0.65%	N/A	4.31%
9/30/22	11.30	0.25	(2.07)	(1.82)	(0.24)	(0.17)	(0.41)	9.07	(16.72%)	36,797	0.62%	N/A	2.40%
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	N/A	2.19%
9/30/20	11.29	0.35	0.31	0.66	(0.35)	—	(0.35)	11.60	6.06%	83,876	0.62%	N/A	3.08%
9/30/19	10.63	0.35	0.64	0.99	(0.33)	—	(0.33)	11.29	9.67%	86,988	0.63%	N/A	3.22%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	115%	206%	239%	256%	231%	261%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
122

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$8.74	$0.20	$0.44	$0.64	$(0.50)	$—	$(0.50)	$8.88	7.42%[b]	$ 33,561	0.75%[a]	0.74%[a]	4.67%[a]
9/30/23	8.99	0.38	(0.31)	0.07	(0.32)	—	(0.32)	8.74	0.70%	30,750	0.75%	N/A	4.22%
9/30/22	11.19	0.24	(2.05)	(1.81)	(0.22)	(0.17)	(0.39)	8.99	(16.75%)	35,207	0.72%	N/A	2.30%
9/30/21	11.51	0.24	0.10	0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	N/A	2.11%
9/30/20	11.21	0.33	0.32	0.65	(0.35)	—	(0.35)	11.51	5.94%	76,597	0.72%	N/A	2.97%
9/30/19	10.55	0.33	0.66	0.99	(0.33)	—	(0.33)	11.21	9.65%	67,239	0.73%	N/A	3.13%
Class R4
3/31/24[r]	$8.62	$0.19	$0.44	$0.63	$(0.46)	$—	$(0.46)	$8.79	7.40%[b]	$1,413	0.90%[a]	0.89%[a]	4.51%[a]
9/30/23	8.84	0.36	(0.30)	0.06	(0.28)	—	(0.28)	8.62	0.57%	1,420	0.90%	N/A	4.05%
9/30/22	11.01	0.20	(2.00)	(1.80)	(0.20)	(0.17)	(0.37)	8.84	(16.92%)	2,295	0.87%	N/A	1.99%
9/30/21	11.33	0.21	0.10	0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	N/A	1.95%
9/30/20	11.04	0.31	0.31	0.62	(0.33)	—	(0.33)	11.33	5.80%	10,444	0.87%	N/A	2.80%
9/30/19	10.39	0.31	0.64	0.95	(0.30)	—	(0.30)	11.04	9.47%	14,011	0.88%	N/A	2.98%
Class A
3/31/24[r]	$8.66	$0.19	$0.44	$0.63	$(0.45)	$—	$(0.45)	$8.84	7.28%[b]	$20,757	0.98%[a]	0.97%[a]	4.43%[a]
9/30/23	8.91	0.35	(0.31)	0.04	(0.29)	—	(0.29)	8.66	0.34%	21,761	1.00%	N/A	3.97%
9/30/22	11.09	0.20	(2.01)	(1.81)	(0.20)	(0.17)	(0.37)	8.91	(16.91%)	23,746	0.97%	N/A	1.97%
9/30/21	11.40	0.21	0.09	0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	N/A	1.83%
9/30/20	11.10	0.30	0.32	0.62	(0.32)	—	(0.32)	11.40	5.70%	58,572	0.97%	N/A	2.72%
9/30/19	10.45	0.30	0.65	0.95	(0.30)	—	(0.30)	11.10	9.32%	97,070	0.98%	N/A	2.87%
Class R3
3/31/24[r]	$8.94	$0.19	$0.45	$0.64	$(0.44)	$—	$(0.44)	$9.14	7.29%[b]	$166	1.15%[a]	1.14%[a]	4.26%[a]
9/30/23	9.18	0.35	(0.32)	0.03	(0.27)	—	(0.27)	8.94	0.23%	169	1.15%	N/A	3.81%
9/30/22	11.34	0.20	(2.09)	(1.89)	(0.10)	(0.17)	(0.27)	9.18	(17.05%)	177	1.12%	N/A	1.88%
9/30/21	11.63	0.19	0.10	0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	N/A	1.70%
9/30/20	11.34	0.29	0.32	0.61	(0.32)	—	(0.32)	11.63	5.54%	867	1.12%	N/A	2.57%
9/30/19	10.67	0.29	0.67	0.96	(0.29)	—	(0.29)	11.34	9.24%	1,225	1.13%	N/A	2.72%
Class Y
3/31/24[r]	$8.87	$0.21	$0.46	$0.67	$(0.51)	$—	$(0.51)	$9.03	7.68%[b]	$97	0.55%[a]	0.54%[a]	4.86%[a]
9/30/23[g]	9.33	0.28	(0.74)	(0.46)	—	—	—	8.87	(4.93%)[b]	95	0.55%[a]	N/A	4.59%[a]

The accompanying notes are an integral part of the financial statements.
123

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$8.68	$0.21	$0.44	$0.65	$(0.54)	$—	$(0.54)	$8.79	7.61%[b]	$48,342	0.65%[a]	N/A	4.96%[a]
9/30/23	8.93	0.41	(0.30)	0.11	(0.36)	—	(0.36)	8.68	1.13%	76,296	0.61%	N/A	4.65%
9/30/22	11.33	0.31	(2.27)	(1.96)	(0.30)	(0.14)	(0.44)	8.93	(18.00%)	75,455	0.54%	N/A	3.07%
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
9/30/20	11.28	0.39	0.20	0.59	(0.36)	(0.00)[d]	(0.36)	11.51	5.43%	97,183	0.51%	N/A	3.54%
9/30/19	10.59	0.38	0.64	1.02	(0.33)	—	(0.33)	11.28	9.98%	60,965	0.55%	0.55%[n]	3.54%
Class R5
3/31/24[r]	$7.87	$0.19	$0.39	$0.58	$(0.52)	$—	$(0.52)	$7.93	7.57%[b]	$74,149	0.75%[a]	N/A	4.86%[a]
9/30/23	8.13	0.37	(0.28)	0.09	(0.35)	—	(0.35)	7.87	1.00%	61,990	0.71%	N/A	4.55%
9/30/22	10.35	0.28	(2.07)	(1.79)	(0.29)	(0.14)	(0.43)	8.13	(18.05%)	57,774	0.64%	N/A	2.99%
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
9/30/20	10.40	0.35	0.18	0.53	(0.35)	(0.00)[d]	(0.35)	10.58	5.30%	78,289	0.61%	N/A	3.46%
9/30/19	9.78	0.34	0.60	0.94	(0.32)	—	(0.32)	10.40	9.99%	109,659	0.65%	0.65%[n]	3.46%
Service Class
3/31/24[r]	$8.00	$0.19	$0.41	$0.60	$(0.52)	$—	$(0.52)	$8.08	7.62%[b]	$4,013	0.85%[a]	N/A	4.76%[a]
9/30/23	8.27	0.37	(0.30)	0.07	(0.34)	—	(0.34)	8.00	0.73%	3,836	0.81%	N/A	4.44%
9/30/22	10.51	0.27	(2.10)	(1.83)	(0.27)	(0.14)	(0.41)	8.27	(18.11%)	4,963	0.74%	N/A	2.81%
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%
9/30/20	10.54	0.35	0.18	0.53	(0.34)	(0.00)[d]	(0.34)	10.73	5.20%	12,067	0.71%	N/A	3.36%
9/30/19	9.91	0.33	0.61	0.94	(0.31)	—	(0.31)	10.54	9.80%	12,976	0.75%	0.75%[n]	3.35%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	58%	107%	198%	192%	186%	236%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
q	Excludes fees and expenses incurred indirectly as a result of investments inunderlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
124

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 7.99	$0.18	$0.40	$0.58	$(0.50)	$—	$(0.50)	$ 8.07	7.46%[b]	$3,521	0.95%[a]	N/A	4.63%[a]
9/30/23	8.25	0.35	(0.28)	0.07	(0.33)	—	(0.33)	7.99	0.76%	4,797	0.91%	N/A	4.31%
9/30/22	10.49	0.26	(2.10)	(1.84)	(0.26)	(0.14)	(0.40)	8.25	(18.21%)	8,149	0.84%	N/A	2.76%
9/30/21	10.71	0.27	0.30	0.57	(0.42)	(0.37)	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
9/30/20	10.52	0.34	0.18	0.52	(0.33)	(0.00)[d]	(0.33)	10.71	5.10%	17,108	0.81%	N/A	3.25%
9/30/19	9.88	0.32	0.62	0.94	(0.30)	—	(0.30)	10.52	9.79%	21,870	0.85%	0.85%[n]	3.25%
Class R4
3/31/24[r]	$7.86	$0.17	$0.40	$0.57	$(0.48)	$—	$(0.48)	$7.95	7.46%[b]	$2,165	1.10%[a]	N/A	4.46%[a]
9/30/23	8.12	0.34	(0.28)	0.06	(0.32)	—	(0.32)	7.86	0.64%	4,395	1.06%	N/A	4.20%
9/30/22	10.33	0.25	(2.08)	(1.83)	(0.24)	(0.14)	(0.38)	8.12	(18.37%)	3,754	0.99%	N/A	2.63%
9/30/21	10.57	0.25	0.29	0.54	(0.41)	(0.37)	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
9/30/20	10.38	0.32	0.19	0.51	(0.32)	(0.00)[d]	(0.32)	10.57	5.05%	6,233	0.96%	N/A	3.10%
9/30/19	9.78	0.31	0.59	0.90	(0.30)	—	(0.30)	10.38	9.49%	6,925	1.00%	1.00%[n]	3.12%
Class A
3/31/24[r]	$8.01	$0.17	$0.40	$0.57	$(0.47)	$—	$(0.47)	$8.11	7.14%[b]	$3,993	1.19%[a]	N/A	4.40%[a]
9/30/23	8.26	0.34	(0.29)	0.05	(0.30)	—	(0.30)	8.01	0.54%	4,468	1.16%	N/A	4.09%
9/30/22	10.49	0.24	(2.10)	(1.86)	(0.23)	(0.14)	(0.37)	8.26	(18.40%)	5,106	1.09%	N/A	2.46%
9/30/21	10.69	0.24	0.30	0.54	(0.37)	(0.37)	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
9/30/20	10.48	0.31	0.20	0.51	(0.30)	(0.00)[d]	(0.30)	10.69	4.96%	14,756	1.06%	N/A	2.99%
9/30/19	9.85	0.30	0.60	0.90	(0.27)	—	(0.27)	10.48	9.45%	28,973	1.10%	1.10%[n]	3.01%
Class R3
3/31/24[r]	$7.93	$0.17	$0.40	$0.57	$(0.45)	$—	$(0.45)	$8.05	7.33%[b]	$1,099	1.35%[a]	N/A	4.24%[a]
9/30/23	8.20	0.32	(0.29)	0.03	(0.30)	—	(0.30)	7.93	0.29%	1,106	1.31%	N/A	3.94%
9/30/22	10.30	0.22	(2.08)	(1.86)	(0.10)	(0.14)	(0.24)	8.20	(18.45%)	1,347	1.24%	N/A	2.35%
9/30/21	10.53	0.22	0.30	0.52	(0.38)	(0.37)	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
9/30/20	10.34	0.29	0.17	0.46	(0.27)	(0.00)[d]	(0.27)	10.53	4.61%	3,881	1.21%	N/A	2.85%
9/30/19	9.72	0.28	0.60	0.88	(0.26)	—	(0.26)	10.34	9.35%	3,553	1.25%	1.25%[n]	2.85%
Class Y
3/31/24[r]	$7.87	$0.19	$0.39	$0.58	$(0.52)	$—	$(0.52)	$7.93	7.52%[b]	$96	0.76%[a]	N/A	4.86%[a]
9/30/23[g]	8.30	0.25	(0.68)	(0.43)	—	—	—	7.87	(5.18%)[b]	95	0.71%[a]	N/A	4.63%[a]

The accompanying notes are an integral part of the financial statements.
125

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 7.53	$0.27	$0.38	$0.65	$(0.27)	$(0.27)	$ 7.91	8.70%[b]	$231,107	0.59%[a]	0.58%[a]	7.15%[a]
9/30/23	7.28	0.49	0.25	0.74	(0.49)	(0.49)	7.53	10.39%	259,513	0.68%	N/A	6.47%
9/30/22	9.34	0.47	(1.64)	(1.17)	(0.89)	(0.89)	7.28	(13.59%)	228,970	0.55%	N/A	5.61%
9/30/21	8.63	0.49	0.70	1.19	(0.48)	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
9/30/20	9.21	0.50	(0.52)	(0.02)	(0.56)	(0.56)	8.63	(0.28%)	375,807	0.53%	N/A	5.79%
9/30/19	9.27	0.56	(0.10)	0.46	(0.52)	(0.52)	9.21	5.45%	326,836	0.54%	0.54%[n]	6.31%
Class R5
3/31/24[r]	$7.58	$0.27	$0.37	$0.64	$(0.26)	$(0.26)	$7.96	8.62%[b]	$37,816	0.69%[a]	0.68%[a]	7.09%[a]
9/30/23	7.33	0.49	0.25	0.74	(0.49)	(0.49)	7.58	10.26%	32,778	0.78%	N/A	6.37%
9/30/22	9.40	0.47	(1.66)	(1.19)	(0.88)	(0.88)	7.33	(13.74%)	34,164	0.65%	N/A	5.52%
9/30/21	8.68	0.49	0.70	1.19	(0.47)	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
9/30/20	9.25	0.49	(0.51)	(0.02)	(0.55)	(0.55)	8.68	(0.28%)	49,116	0.63%	N/A	5.69%
9/30/19	9.31	0.56	(0.11)	0.45	(0.51)	(0.51)	9.25	5.29%	41,369	0.64%	0.64%[n]	6.23%
Service Class
3/31/24[r]	$7.58	$0.27	$0.38	$0.65	$(0.26)	$(0.26)	$7.97	8.70%[b]	$22,146	0.79%[a]	0.78%[a]	6.98%[a]
9/30/23	7.33	0.48	0.25	0.73	(0.48)	(0.48)	7.58	10.15%	20,937	0.88%	N/A	6.26%
9/30/22	9.39	0.46	(1.66)	(1.20)	(0.86)	(0.86)	7.33	(13.81%)	22,158	0.75%	N/A	5.44%
9/30/21	8.67	0.48	0.70	1.18	(0.46)	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%
9/30/20	9.25	0.48	(0.52)	(0.04)	(0.54)	(0.54)	8.67	(0.48%)	33,897	0.73%	N/A	5.58%
9/30/19	9.31	0.55	(0.11)	0.44	(0.50)	(0.50)	9.25	5.20%	49,174	0.74%	0.74%[n]	6.13%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	36%	38%	53%	68%	79%	54%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.
126

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 7.45	$0.26	$0.36	$0.62	$(0.25)	$(0.25)	$ 7.82	8.46%[b]	$13,076	0.89%[a]	0.88%[a]	6.86%[a]
9/30/23	7.20	0.46	0.26	0.72	(0.47)	(0.47)	7.45	10.10%	12,382	0.98%	N/A	6.17%
9/30/22	9.22	0.44	(1.62)	(1.18)	(0.84)	(0.84)	7.20	(13.85%)	12,693	0.85%	N/A	5.28%
9/30/21	8.53	0.46	0.68	1.14	(0.45)	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
9/30/20	9.10	0.47	(0.51)	(0.04)	(0.53)	(0.53)	8.53	(0.55%)	23,549	0.83%	N/A	5.49%
9/30/19	9.16	0.53	(0.10)	0.43	(0.49)	(0.49)	9.10	5.13%	25,980	0.84%	0.84%[n]	6.03%
Class R4
3/31/24[r]	$7.32	$0.25	$0.36	$0.61	$(0.24)	$(0.24)	$7.69	8.48%[b]	$17,043	1.04%[a]	1.03%[a]	6.72%[a]
9/30/23	7.07	0.44	0.26	0.70	(0.45)	(0.45)	7.32	10.01%	16,984	1.13%	N/A	6.00%
9/30/22	9.06	0.42	(1.60)	(1.18)	(0.81)	(0.81)	7.07	(14.05%)	30,615	1.00%	N/A	5.19%
9/30/21	8.38	0.44	0.68	1.12	(0.44)	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
9/30/20	8.97	0.45	(0.51)	(0.06)	(0.53)	(0.53)	8.38	(0.75%)	40,160	0.98%	N/A	5.34%
9/30/19	9.04	0.51	(0.10)	0.41	(0.48)	(0.48)	8.97	4.97%	47,055	0.99%	0.99%[n]	5.88%
Class A
3/31/24[r]	$7.44	$0.25	$0.37	$0.62	$(0.24)	$(0.24)	$7.82	8.49%[b]	$6,721	1.13%[a]	1.11%[a]	6.62%[a]
9/30/23	7.20	0.44	0.25	0.69	(0.45)	(0.45)	7.44	9.68%	7,116	1.23%	N/A	5.91%
9/30/22	9.19	0.42	(1.63)	(1.21)	(0.78)	(0.78)	7.20	(14.10%)	8,335	1.10%	N/A	5.06%
9/30/21	8.49	0.44	0.69	1.13	(0.43)	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
9/30/20	9.07	0.44	(0.50)	(0.06)	(0.52)	(0.52)	8.49	(0.81%)	24,556	1.08%	N/A	5.24%
9/30/19	9.13	0.51	(0.10)	0.41	(0.47)	(0.47)	9.07	4.89%	31,392	1.09%	1.09%[n]	5.77%
Class R3
3/31/24[r]	$7.54	$0.25	$0.37	$0.62	$(0.24)	$(0.24)	$7.92	8.33%[b]	$24,659	1.29%[a]	1.28%[a]	6.48%[a]
9/30/23	7.29	0.44	0.25	0.69	(0.44)	(0.44)	7.54	9.62%	23,159	1.38%	N/A	5.76%
9/30/22	9.31	0.41	(1.65)	(1.24)	(0.78)	(0.78)	7.29	(14.27%)	24,740	1.25%	N/A	4.93%
9/30/21	8.60	0.43	0.69	1.12	(0.41)	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
9/30/20	9.17	0.44	(0.52)	(0.08)	(0.49)	(0.49)	8.60	(0.96%)	35,047	1.23%	N/A	5.09%
9/30/19	9.23	0.50	(0.10)	0.40	(0.46)	(0.46)	9.17	4.71%	42,509	1.24%	1.24%[n]	5.63%
Class Y
3/31/24[r]	$7.55	$0.27	$0.38	$0.65	$(0.27)	$(0.27)	$7.93	8.67%[b]	$27,241	0.64%[a]	0.63%[a]	7.11%[a]
9/30/23	7.30	0.49	0.25	0.74	(0.49)	(0.49)	7.55	10.33%	29,201	0.73%	N/A	6.43%
9/30/22[g]	8.86	0.38	(1.56)	(1.18)	(0.38)	(0.38)	7.30	(13.66%)[b]	23,397	0.60%[a]	N/A	5.81%[a]
Class C
3/31/24[r]	$7.58	$0.24	$0.37	$0.61	$(0.23)	$(0.23)	$7.96	8.15%[b]	$103	1.59%[a]	1.57%[a]	6.18%[a]
9/30/23	7.33	0.42	0.25	0.67	(0.42)	(0.42)	7.58	9.27%	96	1.69%	N/A	5.47%
9/30/22[g]	8.89	0.32	(1.56)	(1.24)	(0.32)	(0.32)	7.33	(14.28%)[b]	81	1.55%[a]	N/A	4.78%[a]

The accompanying notes are an integral part of the financial statements.
127

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 10.43	$0.09	$1.63	$1.72	$(0.20)	$—	$(0.20)	$ 11.95	16.63%[b]	$43,345	0.79%[a]	N/A	1.69%[a]
9/30/23	9.57	0.18	0.86	1.04	(0.18)	—	(0.18)	10.43	10.88%	38,571	0.77%	N/A	1.73%
9/30/22	14.34	0.16	(1.45)	(1.29)	(0.22)	(3.26)	(3.48)	9.57	(13.65%)	44,532	0.70%	N/A	1.37%
9/30/21	12.40	0.16	2.21	2.37	(0.21)	(0.22)	(0.43)	14.34	19.60%	54,692	0.69%	N/A	1.21%
9/30/20	12.07	0.21	0.90	1.11	(0.27)	(0.51)	(0.78)	12.40	9.49%	42,455	0.71%	N/A	1.75%
9/30/19	12.86	0.24	(0.09)aa	0.15	(0.22)	(0.72)	(0.94)	12.07	1.91%	31,567	0.76%	0.74%	2.06%
Class R5
3/31/24[r]	$10.43	$0.09	$1.62	$1.71	$(0.19)	$—	$(0.19)	$11.95	16.56%[b]	$25,122	0.89%[a]	N/A	1.59%[a]
9/30/23	9.57	0.17	0.86	1.03	(0.17)	—	(0.17)	10.43	10.76%	26,032	0.87%	N/A	1.62%
9/30/22	14.34	0.15	(1.46)	(1.31)	(0.20)	(3.26)	(3.46)	9.57	(13.74%)	28,960	0.80%	N/A	1.26%
9/30/21	12.39	0.15	2.22	2.37	(0.20)	(0.22)	(0.42)	14.34	19.58%	39,742	0.79%	N/A	1.10%
9/30/20	12.07	0.20	0.89	1.09	(0.26)	(0.51)	(0.77)	12.39	9.29%	42,199	0.81%	N/A	1.66%
9/30/19	12.85	0.23	(0.09)aa	0.14	(0.20)	(0.72)	(0.92)	12.07	1.88%	45,321	0.86%	0.83%	1.94%
Service Class
3/31/24[r]	$11.26	$0.09	$1.75	$1.84	$(0.19)	$—	$(0.19)	$12.91	16.44%[b]	$9,212	0.99%[a]	N/A	1.49%[a]
9/30/23	10.31	0.17	0.94	1.11	(0.16)	—	(0.16)	11.26	10.74%	8,093	0.97%	N/A	1.52%
9/30/22	15.20	0.14	(1.58)	(1.44)	(0.19)	(3.26)	(3.45)	10.31	(13.87%)	7,659	0.90%	N/A	1.16%
9/30/21	13.12	0.14	2.35	2.49	(0.19)	(0.22)	(0.41)	15.20	19.40%	10,330	0.89%	N/A	1.00%
9/30/20	12.73	0.19	0.95	1.14	(0.24)	(0.51)	(0.75)	13.12	9.22%	8,637	0.91%	N/A	1.56%
9/30/19	13.50	0.23	(0.09)aa	0.14	(0.19)	(0.72)	(0.91)	12.73	1.73%	6,045	0.96%	0.92%	1.84%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	63%	155%	215%	343%	113%	161%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
128

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 10.48	$0.08	$1.62	$1.70	$(0.17)	$—	$(0.17)	$ 12.01	16.40%[b]	$1,307	1.09%[a]	N/A	1.39%[a]
9/30/23	9.61	0.15	0.87	1.02	(0.15)	—	(0.15)	10.48	10.57%	3,247	1.07%	N/A	1.44%
9/30/22	14.39	0.12	(1.46)	(1.34)	(0.18)	(3.26)	(3.44)	9.61	(13.95%)	6,318	1.00%	N/A	1.07%
9/30/21	12.44	0.12	2.23	2.35	(0.18)	(0.22)	(0.40)	14.39	19.30%	7,411	0.99%	N/A	0.90%
9/30/20	12.11	0.17	0.90	1.07	(0.23)	(0.51)	(0.74)	12.44	9.13%	5,849	1.01%	N/A	1.44%
9/30/19	12.89	0.20	(0.09)aa	0.11	(0.17)	(0.72)	(0.89)	12.11	1.62%	6,981	1.06%	1.02%	1.73%
Class R4
3/31/24[r]	$9.90	$0.06	$1.55	$1.61	$(0.15)	$—	$(0.15)	$11.36	16.41%[b]	$5,451	1.24%[a]	N/A	1.24%[a]
9/30/23	9.09	0.13	0.81	0.94	(0.13)	—	(0.13)	9.90	10.37%	4,937	1.22%	N/A	1.27%
9/30/22	13.77	0.10	(1.37)	(1.27)	(0.15)	(3.26)	(3.41)	9.09	(14.06%)	4,554	1.15%	N/A	0.92%
9/30/21	11.92	0.10	2.13	2.23	(0.16)	(0.22)	(0.38)	13.77	19.12%	5,984	1.14%	N/A	0.76%
9/30/20	11.64	0.15	0.86	1.01	(0.22)	(0.51)	(0.73)	11.92	8.94%	2,994	1.16%	N/A	1.31%
9/30/19	12.42	0.18	(0.08)aa	0.10	(0.16)	(0.72)	(0.88)	11.64	1.52%	2,853	1.21%	1.17%	1.59%
Class A
3/31/24[r]	$10.04	$0.06	$1.56	$1.62	$(0.13)	$—	$(0.13)	$11.53	16.30%[b]	$13,413	1.33%[a]	N/A	1.16%[a]
9/30/23	9.21	0.12	0.83	0.95	(0.12)	—	(0.12)	10.04	10.32%	12,044	1.32%	N/A	1.17%
9/30/22	13.91	0.09	(1.41)	(1.32)	(0.12)	(3.26)	(3.38)	9.21	(14.22%)	13,123	1.25%	N/A	0.80%
9/30/21	12.03	0.09	2.16	2.25	(0.15)	(0.22)	(0.37)	13.91	19.07%	20,919	1.24%	N/A	0.67%
9/30/20	11.74	0.14	0.86	1.00	(0.20)	(0.51)	(0.71)	12.03	8.80%	26,626	1.26%	N/A	1.21%
9/30/19	12.51	0.17	(0.08)aa	0.09	(0.14)	(0.72)	(0.86)	11.74	1.44%	26,981	1.31%	1.27%	1.49%
Class R3
3/31/24[r]	$9.82	$0.05	$1.53	$1.58	$(0.12)	$—	$(0.12)	$11.28	16.22%[b]	$10,416	1.49%[a]	N/A	0.99%[a]
9/30/23	9.01	0.10	0.81	0.91	(0.10)	—	(0.10)	9.82	10.14%	9,244	1.47%	N/A	1.02%
9/30/22	13.69	0.07	(1.36)	(1.29)	(0.13)	(3.26)	(3.39)	9.01	(14.27%)	9,643	1.40%	N/A	0.66%
9/30/21	11.85	0.07	2.11	2.18	(0.12)	(0.22)	(0.34)	13.69	18.81%	12,390	1.39%	N/A	0.50%
9/30/20	11.57	0.12	0.85	0.97	(0.18)	(0.51)	(0.69)	11.85	8.66%	7,503	1.41%	N/A	1.06%
9/30/19	12.36	0.15	(0.08)aa	0.07	(0.14)	(0.72)	(0.86)	11.57	1.27%	7,236	1.46%	1.42%	1.35%
Class Y
3/31/24[r]	$10.43	$0.09	$1.62	$1.71	$(0.19)	$—	$(0.19)	$11.95	16.52%[b]	$113	0.89%[a]	N/A	1.59%[a]
9/30/23[g]	10.54	0.11	(0.22)aa	(0.11)	—	—	—	10.43	(1.04%)[b]	99	0.87%[a]	N/A	1.61%[a]

The accompanying notes are an integral part of the financial statements.
129

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Disciplined Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 12.81	$0.08	$2.17	$2.25	$(0.35)	$(0.61)	$(0.96)	$ 14.10	18.60%[b]	$9,829	1.00%[a]	1.25%[a]
9/30/23	12.29	0.17	1.70	1.87	(0.17)	(1.18)	(1.35)	12.81	15.25%	26,343	0.81%	1.31%
9/30/22	16.30	0.20	(1.43)	(1.23)	(0.22)	(2.56)	(2.78)	12.29	(10.19%)	24,938	0.76%	1.40%
9/30/21	12.08	0.22	4.28	4.50	(0.28)	—	(0.28)	16.30	37.75%	31,848	0.74%	1.46%
9/30/20	13.98	0.28	(1.16)	(0.88)	(0.31)	(0.71)	(1.02)	12.08	(7.26%)	20,650	0.72%	2.20%
9/30/19	17.06	0.28	(0.76)	(0.48)	(0.40)	(2.20)	(2.60)	13.98	(1.20%)	16,781	0.64%	2.03%
Class R5
3/31/24[r]	$12.85	$0.08	$2.18	$2.26	$(0.34)	$(0.61)	$(0.95)	$14.16	18.62%[b]	$16,760	1.11%[a]	1.32%[a]
9/30/23	12.33	0.16	1.70	1.86	(0.16)	(1.18)	(1.34)	12.85	15.06%	18,288	0.91%	1.21%
9/30/22	16.34	0.19	(1.44)	(1.25)	(0.20)	(2.56)	(2.76)	12.33	(10.28%)	19,907	0.85%	1.27%
9/30/21	12.11	0.21	4.28	4.49	(0.26)	—	(0.26)	16.34	37.57%	35,564	0.84%	1.39%
9/30/20	14.01	0.27	(1.17)	(0.90)	(0.29)	(0.71)	(1.00)	12.11	(7.34%)	32,418	0.82%	2.10%
9/30/19	17.09	0.27	(0.76)	(0.49)	(0.39)	(2.20)	(2.59)	14.01	(1.32%)	53,709	0.74%	1.92%
Service Class
3/31/24[r]	$12.69	$0.08	$2.14	$2.22	$(0.33)	$(0.61)	$(0.94)	$13.97	18.56%[b]	$9,677	1.21%[a]	1.23%[a]
9/30/23	12.19	0.14	1.68	1.82	(0.14)	(1.18)	(1.32)	12.69	14.95%	10,471	1.01%	1.11%
9/30/22	16.19	0.17	(1.43)	(1.26)	(0.18)	(2.56)	(2.74)	12.19	(10.38%)	11,925	0.96%	1.20%
9/30/21	12.00	0.19	4.25	4.44	(0.25)	—	(0.25)	16.19	37.48%	16,120	0.94%	1.27%
9/30/20	13.88	0.25	(1.16)	(0.91)	(0.26)	(0.71)	(0.97)	12.00	(7.46%)	11,618	0.92%	1.98%
9/30/19	16.95	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	13.88	(1.43%)	20,401	0.84%	1.82%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	33%	70%	40%	189%	57%	53%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
130

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 13.12	$0.07	$2.22	$2.29	$(0.32)	$(0.61)	$(0.93)	$ 14.48	18.47%[b]	$1,048	1.31%[a]	1.08%[a]
9/30/23	12.55	0.13	1.74	1.87	(0.12)	(1.18)	(1.30)	13.12	14.90%	1,314	1.11%	1.01%
9/30/22	16.57	0.16	(1.47)	(1.31)	(0.15)	(2.56)	(2.71)	12.55	(10.45%)	1,154	1.06%	1.10%
9/30/21	12.28	0.18	4.35	4.53	(0.24)	—	(0.24)	16.57	37.32%	1,652	1.04%	1.23%
9/30/20	14.20	0.24	(1.20)	(0.96)	(0.25)	(0.71)	(0.96)	12.28	(7.62%)	4,214	1.02%	1.88%
9/30/19	17.27	0.25	(0.76)	(0.51)	(0.36)	(2.20)	(2.56)	14.20	(1.46%)	5,731	0.94%	1.72%
Class R4
3/31/24[r]	$12.35	$0.06	$2.11	$2.17	$(0.10)	$(0.61)	$(0.71)	$13.81	18.33%[b]	$464	1.46%[a]	1.03%[a]
9/30/23	11.89	0.10	1.65	1.75	(0.11)	(1.18)	(1.29)	12.35	14.67%	378	1.26%	0.80%
9/30/22	15.85	0.13	(1.39)	(1.26)	(0.14)	(2.56)	(2.70)	11.89	(10.62%)	1,293	1.20%	0.87%
9/30/21	11.76	0.15	4.16	4.31	(0.22)	—	(0.22)	15.85	37.08%	2,731	1.19%	1.06%
9/30/20	13.63	0.21	(1.13)	(0.92)	(0.24)	(0.71)	(0.95)	11.76	(7.70%)	2,707	1.17%	1.73%
9/30/19	16.67	0.22	(0.75)	(0.53)	(0.31)	(2.20)	(2.51)	13.63	(1.65%)	4,039	1.09%	1.58%
Class A
3/31/24[r]	$12.50	$0.06	$2.10	$2.16	$(0.27)	$(0.61)	$(0.88)	$13.78	18.30%[b]	$3,952	1.54%[a]	0.89%[a]
9/30/23	12.01	0.10	1.66	1.76	(0.09)	(1.18)	(1.27)	12.50	14.59%	4,164	1.36%	0.76%
9/30/22	15.98	0.12	(1.41)	(1.29)	(0.12)	(2.56)	(2.68)	12.01	(10.68%)	4,245	1.30%	0.83%
9/30/21	11.85	0.14	4.20	4.34	(0.21)	—	(0.21)	15.98	37.00%	6,784	1.29%	0.93%
9/30/20	13.73	0.21	(1.15)	(0.94)	(0.23)	(0.71)	(0.94)	11.85	(7.77%)	5,569	1.27%	1.66%
9/30/19	16.78	0.20	(0.74)	(0.54)	(0.31)	(2.20)	(2.51)	13.73	(1.75%)	6,012	1.19%	1.48%
Class R3
3/31/24[r]	$12.63	$0.05	$2.14	$2.19	$(0.19)	$(0.61)	$(0.80)	$14.02	18.21%[b]	$2,168	1.71%[a]	0.73%[a]
9/30/23	12.13	0.07	1.68	1.75	(0.07)	(1.18)	(1.25)	12.63	14.41%	1,833	1.51%	0.57%
9/30/22	16.12	0.10	(1.43)	(1.33)	(0.10)	(2.56)	(2.66)	12.13	(10.86%)	3,732	1.46%	0.72%
9/30/21	11.95	0.12	4.24	4.36	(0.19)	—	(0.19)	16.12	36.87%	4,873	1.44%	0.79%
9/30/20	13.85	0.19	(1.17)	(0.98)	(0.21)	(0.71)	(0.92)	11.95	(7.98%)	3,988	1.42%	1.50%
9/30/19	16.90	0.18	(0.74)	(0.56)	(0.29)	(2.20)	(2.49)	13.85	(1.85%)	4,346	1.34%	1.33%
Class Y
3/31/24[r]	$12.85	$0.09	$2.17	$2.26	$(0.34)	$(0.61)	$(0.95)	$14.16	18.59%[b]	$107	1.11%[a]	1.33%[a]
9/30/23[g]	13.25	0.11	(0.51)aa	(0.40)	—	—	—	12.85	(3.02%)[b]	97	0.91%[a]	1.27%[a]

The accompanying notes are an integral part of the financial statements.
131

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Main Street Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 9.58	$0.02	$2.15	$2.17	$—	$(0.95)	$(0.95)	$ 10.80	24.13%[b]	$2,613	0.90%[a]	0.47%[a]
9/30/23	9.12	0.07	1.62	1.69	(0.10)	(1.13)	(1.23)	9.58	19.52%	2,937	0.89%	0.71%
9/30/22	14.00	0.09	(1.98)	(1.89)	(0.11)	(2.88)	(2.99)	9.12	(18.90%)	3,154	0.78%	0.75%
9/30/21	11.28	0.11	3.00	3.11	(0.12)	(0.27)	(0.39)	14.00	28.21%	27,948	0.75%	0.84%
9/30/20	11.07	0.11	1.19	1.30	(0.13)	(0.96)	(1.09)	11.28	12.22%	30,273	0.74%	1.03%
9/30/19	12.04	0.14	0.30	0.44	(0.13)	(1.28)	(1.41)	11.07	5.60%	24,639	0.73%	1.29%
Class R5
3/31/24[r]	$9.58	$0.02	$2.15	$2.17	$—	$(0.95)	$(0.95)	$10.80	24.13%[b]	$36,610	1.00%[a]	0.39%[a]
9/30/23	9.12	0.06	1.62	1.68	(0.09)	(1.13)	(1.22)	9.58	19.37%	34,533	0.99%	0.60%
9/30/22	13.99	0.08	(1.97)	(1.89)	(0.10)	(2.88)	(2.98)	9.12	(18.90%)	31,307	0.88%	0.66%
9/30/21	11.27	0.10	2.99	3.09	(0.10)	(0.27)	(0.37)	13.99	28.11%	47,342	0.85%	0.74%
9/30/20	11.06	0.10	1.18	1.28	(0.11)	(0.96)	(1.07)	11.27	12.10%	45,358	0.84%	0.93%
9/30/19	12.03	0.13	0.29	0.42	(0.11)	(1.28)	(1.39)	11.06	5.47%	48,226	0.83%	1.19%
Service Class
3/31/24[r]	$10.20	$0.02	$2.29	$2.31	$—	$(0.95)	$(0.95)	$11.56	24.03%[b]	$129	1.10%[a]	0.29%[a]
9/30/23	9.63	0.05	1.73	1.78	(0.08)	(1.13)	(1.21)	10.20	19.37%	115	1.09%	0.51%
9/30/22	14.62	0.07	(2.09)	(2.02)	(0.09)	(2.88)	(2.97)	9.63	(19.00%)	107	0.98%	0.57%
9/30/21	11.75	0.08	3.14	3.22	(0.08)	(0.27)	(0.35)	14.62	28.00%	160	0.95%	0.62%
9/30/20	11.50	0.09	1.22	1.31	(0.10)	(0.96)	(1.06)	11.75	11.88%	182	0.94%	0.82%
9/30/19	12.44	0.12	0.32	0.44	(0.10)	(1.28)	(1.38)	11.50	5.38%	652	0.93%	1.08%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	26%	69%	48%	46%	38%	55%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
132

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 9.57	$0.01	$2.14	$2.15	$—	$(0.95)	$(0.95)	$ 10.77	23.93%[b]	$17,467	1.20%[a]	0.19%[a]
9/30/23	9.10	0.04	1.63	1.67	(0.07)	(1.13)	(1.20)	9.57	19.25%	16,880	1.19%	0.41%
9/30/22	13.97	0.05	(1.97)	(1.92)	(0.07)	(2.88)	(2.95)	9.10	(19.11%)	17,867	1.08%	0.45%
9/30/21	11.25	0.07	3.00	3.07	(0.08)	(0.27)	(0.35)	13.97	27.91%	24,389	1.05%	0.53%
9/30/20	11.05	0.08	1.17	1.25	(0.09)	(0.96)	(1.05)	11.25	11.79%	21,264	1.04%	0.73%
9/30/19	12.01	0.10	0.31	0.41	(0.09)	(1.28)	(1.37)	11.05	5.30%	24,458	1.03%	0.98%
Class R4
3/31/24[r]	$9.18	$0.00[d]	$2.06	$2.06	$—	$(0.95)	$(0.95)	$10.29	23.96%[b]	$7,304	1.36%[a]	0.04%[a]
9/30/23	8.78	0.02	1.56	1.58	(0.05)	(1.13)	(1.18)	9.18	18.95%	5,941	1.34%	0.26%
9/30/22	13.56	0.03	(1.88)	(1.85)	(0.05)	(2.88)	(2.93)	8.78	(19.16%)	5,889	1.23%	0.31%
9/30/21	10.94	0.05	2.91	2.96	(0.07)	(0.27)	(0.34)	13.56	27.64%	8,266	1.20%	0.38%
9/30/20	10.77	0.06	1.15	1.21	(0.08)	(0.96)	(1.04)	10.94	11.68%	6,418	1.19%	0.58%
9/30/19	11.75	0.09	0.29	0.38	(0.08)	(1.28)	(1.36)	10.77	5.08%	6,379	1.18%	0.83%
Class A
3/31/24[r]	$9.32	$(0.00)d,bb	$2.09	$2.09	$—	$(0.95)	$(0.95)	$10.46	23.92%[b]	$8,329	1.44%[a]	(0.05%)[a]
9/30/23	8.90	0.01	1.59	1.60	(0.05)	(1.13)	(1.18)	9.32	18.79%	7,795	1.44%	0.15%
9/30/22	13.70	0.02	(1.91)	(1.89)	(0.03)	(2.88)	(2.91)	8.90	(19.22%)	7,887	1.33%	0.21%
9/30/21	11.04	0.04	2.94	2.98	(0.05)	(0.27)	(0.32)	13.70	27.56%	10,628	1.30%	0.31%
9/30/20	10.86	0.05	1.15	1.20	(0.06)	(0.96)	(1.02)	11.04	11.53%	12,086	1.29%	0.48%
9/30/19	11.83	0.08	0.29	0.37	(0.06)	(1.28)	(1.34)	10.86	5.01%	12,843	1.28%	0.74%
Class R3
3/31/24[r]	$9.36	$(0.01)bb	$2.09	$2.08	$—	$(0.95)	$(0.95)	$10.49	23.71%[b]	$524	1.61%[a]	(0.21%)[a]
9/30/23	8.93	(0.00)d,bb	1.59	1.59	(0.03)	(1.13)	(1.16)	9.36	18.62%	485	1.59%	(0.00%)[e]
9/30/22	13.73	0.01	(1.93)	(1.92)	—	(2.88)	(2.88)	8.93	(19.37%)	752	1.48%	0.06%
9/30/21	11.07	0.02	2.95	2.97	(0.04)	(0.27)	(0.31)	13.73	27.36%	1,277	1.45%	0.14%
9/30/20	10.88	0.03	1.16	1.19	(0.04)	(0.96)	(1.00)	11.07	11.41%	1,219	1.44%	0.33%
9/30/19	11.85	0.06	0.30	0.36	(0.05)	(1.28)	(1.33)	10.88	4.87%	1,239	1.43%	0.61%

The accompanying notes are an integral part of the financial statements.
133

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Disciplined Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 8.83	$0.00d,bb	$2.53	$2.53	$(0.01)	$(0.42)	$(0.43)	$ 10.93	29.43%[b]	$42,260	0.59%[a]	0.04%[a]
9/30/23	7.49	0.02	1.71	1.73	(0.02)	(0.37)	(0.39)	8.83	23.88%	34,334	0.63%	0.25%
9/30/22	15.56	0.02bb	(1.93)	(1.91)	—	(6.16)	(6.16)	7.49	(24.92%)	18,483	0.58%	0.18%
9/30/21	12.85	0.04	3.27	3.31	(0.06)	(0.54)	(0.60)	15.56	26.75%	31,388	0.57%	0.26%
9/30/20	11.00	0.09	3.18	3.27	(0.11)	(1.31)	(1.42)	12.85	32.63%	35,702	0.56%	0.77%
9/30/19	14.37	0.10	(0.47)	(0.37)	(0.15)	(2.85)	(3.00)	11.00	0.99%	28,367	0.55%	0.89%
Class R5
3/31/24[r]	$8.82	$0.00d,bb	$2.52	$2.52	$—	$(0.42)	$(0.42)	$10.92	29.39%[b]	$94,533	0.69%[a]	(0.06%)[a]
9/30/23	7.49	0.02	1.69	1.71	(0.01)	(0.37)	(0.38)	8.82	23.60%	73,393	0.73%	0.19%
9/30/22	15.57	0.01bb	(1.93)	(1.92)	—	(6.16)	(6.16)	7.49	(24.92%)	73,291	0.68%	0.09%
9/30/21	12.85	0.02	3.29	3.31	(0.05)	(0.54)	(0.59)	15.57	26.72%	108,948	0.67%	0.15%
9/30/20	11.00	0.07	3.19	3.26	(0.10)	(1.31)	(1.41)	12.85	32.48%	101,466	0.66%	0.67%
9/30/19	14.37	0.09	(0.48)	(0.39)	(0.13)	(2.85)	(2.98)	11.00	0.85%	100,651	0.65%	0.79%
Service Class
3/31/24[r]	$8.88	$(0.01)	$2.55	$2.54	$—	$(0.42)	$(0.42)	$11.00	29.41%[b]	$9,202	0.79%[a]	(0.14%)[a]
9/30/23	7.54	0.01	1.70	1.71	—	(0.37)	(0.37)	8.88	23.44%	12,529	0.83%	0.12%
9/30/22	15.65	(0.00)[d]	(1.95)	(1.95)	—	(6.16)	(6.16)	7.54	(25.04%)	14,309	0.78%	(0.02%)
9/30/21	12.92	0.01	3.30	3.31	(0.04)	(0.54)	(0.58)	15.65	26.53%	25,505	0.77%	0.05%
9/30/20	11.04	0.06	3.20	3.26	(0.07)	(1.31)	(1.38)	12.92	32.33%	25,668	0.76%	0.57%
9/30/19	14.40	0.08	(0.47)	(0.39)	(0.12)	(2.85)	(2.97)	11.04	0.79%	31,895	0.75%	0.71%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	28%	64%	60%	110%	50%	49%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
134

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 9.09	$(0.01)	$2.60	$2.59	$—	$(0.42)	$(0.42)	$ 11.26	29.28%[b]	$23,221	0.89%[a]	(0.26%)[a]
9/30/23	7.71	(0.00)d,bb	1.75	1.75	—	(0.37)	(0.37)	9.09	23.44%	19,964	0.93%	(0.00%)[e]
9/30/22	15.89	(0.01)	(2.01)	(2.02)	—	(6.16)	(6.16)	7.71	(25.13%)	24,021	0.88%	(0.11%)
9/30/21	13.10	(0.01)	3.36	3.35	(0.02)	(0.54)	(0.56)	15.89	26.46%	36,207	0.87%	(0.05%)
9/30/20	11.19	0.05	3.25	3.30	(0.08)	(1.31)	(1.39)	13.10	32.19%	36,957	0.86%	0.47%
9/30/19	14.55	0.07	(0.47)	(0.40)	(0.11)	(2.85)	(2.96)	11.19	0.66%	37,316	0.85%	0.60%
Class R4
3/31/24[r]	$8.30	$(0.02)	$2.37	$2.35	$—	$(0.42)	$(0.42)	$10.23	29.17%[b]	$6,632	1.04%[a]	(0.42%)[a]
9/30/23	7.08	(0.01)bb	1.60	1.59	—	(0.37)	(0.37)	8.30	23.26%	6,373	1.08%	(0.16%)
9/30/22	15.06	(0.03)	(1.79)	(1.82)	—	(6.16)	(6.16)	7.08	(25.23%)	6,348	1.03%	(0.28%)
9/30/21	12.45	(0.03)	3.18	3.15	—	(0.54)	(0.54)	15.06	26.20%	12,613	1.02%	(0.22%)
9/30/20	10.70	0.03	3.09	3.12	(0.06)	(1.31)	(1.37)	12.45	31.97%	28,832	1.01%	0.31%
9/30/19	14.05	0.05	(0.46)	(0.41)	(0.09)	(2.85)	(2.94)	10.70	0.59%	24,049	1.00%	0.45%
Class A
3/31/24[r]	$8.43	$(0.02)	$2.41	$2.39	$—	$(0.42)	$(0.42)	$10.40	29.19%[b]	$9,179	1.13%[a]	(0.49%)[a]
9/30/23	7.20	(0.02)bb	1.62	1.60	—	(0.37)	(0.37)	8.43	23.00%	8,081	1.18%	(0.25%)
9/30/22	15.23	(0.04)	(1.83)	(1.87)	—	(6.16)	(6.16)	7.20	(25.29%)	14,354	1.13%	(0.38%)
9/30/21	12.59	(0.04)	3.22	3.18	—	(0.54)	(0.54)	15.23	26.12%	26,591	1.12%	(0.30%)
9/30/20	10.80	0.02	3.13	3.15	(0.05)	(1.31)	(1.36)	12.59	31.87%	27,988	1.11%	0.22%
9/30/19	14.15	0.04	(0.47)	(0.43)	(0.07)	(2.85)	(2.92)	10.80	0.42%	29,210	1.10%	0.35%
Class R3
3/31/24[r]	$8.20	$(0.03)	$2.33	$2.30	$—	$(0.42)	$(0.42)	$10.08	28.91%[b]	$5,528	1.29%[a]	(0.66%)[a]
9/30/23	7.01	(0.03)bb	1.59	1.56	—	(0.37)	(0.37)	8.20	23.06%	4,449	1.33%	(0.41%)
9/30/22	15.00	(0.05)	(1.78)	(1.83)	—	(6.16)	(6.16)	7.01	(25.46%)	3,959	1.28%	(0.51%)
9/30/21	12.43	(0.06)	3.17	3.11	—	(0.54)	(0.54)	15.00	25.88%	5,002	1.27%	(0.46%)
9/30/20	10.66	0.01	3.09	3.10	(0.02)	(1.31)	(1.33)	12.43	31.78%	5,875	1.26%	0.05%
9/30/19	14.02	0.02	(0.47)	(0.45)	(0.06)	(2.85)	(2.91)	10.66	0.23%	6,015	1.25%	0.20%
Class Y
3/31/24[r]	$8.82	$(0.00)[d]	$2.52	$2.52	$—	$(0.42)	$(0.42)	$10.92	29.38%[b]	$138	0.69%[a]	(0.06%)[a]
9/30/23[g]	7.89	0.01	0.92	0.93	—	—	—	8.82	11.79%[b]	112	0.73%[a]	0.15%[a]

The accompanying notes are an integral part of the financial statements.
135

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 15.85	$0.06	$3.14	$3.20	$(0.05)	$(0.76)	$(0.81)	$ 18.24	20.95%[b]	$169,106	0.66%[a]	0.66%[a,k]	0.68%[a]
9/30/23	14.20	0.10	1.76	1.86	(0.14)	(0.07)	(0.21)	15.85	13.14%	125,988	0.67%	N/A	0.65%
9/30/22	19.21	0.08	(3.28)	(3.20)	—	(1.81)	(1.81)	14.20	(18.57%)	95,436	0.66%	N/A	0.48%
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	N/A	0.35%
9/30/20	13.72	0.10	0.27	0.37	(0.06)	(0.07)	(0.13)	13.96	2.62%	39,988	0.69%	N/A	0.77%
9/30/19	16.47	0.11	(1.43)	(1.32)	(0.07)	(1.36)	(1.43)	13.72	(7.01%)	35,326	0.70%	N/A	0.82%
Class R5
3/31/24[r]	$15.79	$0.05	$3.13	$3.18	$(0.04)	$(0.76)	$(0.80)	$18.17	20.91%[b]	$117,236	0.76%[a]	0.76%[a,k]	0.57%[a]
9/30/23	14.14	0.09	1.76	1.85	(0.13)	(0.07)	(0.20)	15.79	13.08%	104,951	0.77%	N/A	0.55%
9/30/22	19.16	0.06	(3.27)	(3.21)	—	(1.81)	(1.81)	14.14	(18.68%)	100,585	0.75%	N/A	0.35%
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	N/A	0.26%
9/30/20	13.69	0.09	0.27	0.36	(0.05)	(0.07)	(0.12)	13.93	2.56%	92,440	0.79%	N/A	0.68%
9/30/19	16.44	0.10	(1.43)	(1.33)	(0.06)	(1.36)	(1.42)	13.69	(7.14%)	61,826	0.80%	N/A	0.71%
Service Class
3/31/24[r]	$15.72	$0.04	$3.12	$3.16	$(0.03)	$(0.76)	$(0.79)	$18.09	20.87%[b]	$17,648	0.86%[a]	0.86%[a,k]	0.46%[a]
9/30/23	14.08	0.07	1.75	1.82	(0.11)	(0.07)	(0.18)	15.72	12.95%	15,707	0.87%	N/A	0.45%
9/30/22	19.11	0.04	(3.26)	(3.22)	—	(1.81)	(1.81)	14.08	(18.78%)	15,851	0.85%	N/A	0.24%
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	N/A	0.17%
9/30/20	13.66	0.08	0.25	0.33	(0.03)	(0.07)	(0.10)	13.89	2.37%	17,146	0.89%	N/A	0.58%
9/30/19	16.39	0.08	(1.41)	(1.33)	(0.04)	(1.36)	(1.40)	13.66	(7.16%)	17,073	0.90%	N/A	0.61%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	16%	46%	39%	40%	47%	34%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
136

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 15.58	$0.03	$3.09	$3.12	$(0.03)	$(0.76)	$(0.79)	$ 17.91	20.74%[b]	$23,069	0.96%[a]	0.96%[a,k]	0.36%[a]
9/30/23	13.95	0.05	1.75	1.80	(0.10)	(0.07)	(0.17)	15.58	12.88%	21,277	0.97%	N/A	0.35%
9/30/22	18.97	0.02	(3.23)	(3.21)	—	(1.81)	(1.81)	13.95	(18.88%)	20,100	0.95%	N/A	0.15%
9/30/21	13.80	0.01	6.44	6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	N/A	0.07%
9/30/20	13.57	0.06	0.26	0.32	(0.02)	(0.07)	(0.09)	13.80	2.27%	18,422	0.99%	N/A	0.48%
9/30/19	16.29	0.07	(1.41)	(1.34)	(0.02)	(1.36)	(1.38)	13.57	(7.28%)	20,377	1.00%	N/A	0.51%
Class R4
3/31/24[r]	$14.92	$0.02	$2.95	$2.97	$—	$(0.76)	$(0.76)	$17.13	20.66%[b]	$15,175	1.11%[a]	1.11%[a,k]	0.21%[a]
9/30/23	13.37	0.03	1.67	1.70	(0.08)	(0.07)	(0.15)	14.92	12.69%	13,888	1.12%	N/A	0.20%
9/30/22	18.28	(0.00)d,bb	(3.10)	(3.10)	—	(1.81)	(1.81)	13.37	(18.99%)	11,835	1.10%	N/A	(0.00%)[e]
9/30/21	13.34	(0.02)	6.22	6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	N/A	(0.09%)
9/30/20	13.12	0.04	0.25	0.29	—	(0.07)	(0.07)	13.34	2.16%	9,413	1.14%	N/A	0.32%
9/30/19	15.81	0.05	(1.38)	(1.33)	(0.00)[d]	(1.36)	(1.36)	13.12	(7.43%)	10,591	1.15%	N/A	0.36%
Class A
3/31/24[r]	$15.02	$0.01	$2.98	$2.99	$—	$(0.76)	$(0.76)	$17.25	20.66%[b]	$42,100	1.19%[a]	1.19%[a,k]	0.13%[a]
9/30/23	13.46	0.02	1.67	1.69	(0.06)	(0.07)	(0.13)	15.02	12.53%	36,525	1.22%	N/A	0.10%
9/30/22	18.40	(0.02)bb	(3.11)	(3.13)	—	(1.81)	(1.81)	13.46	(19.04%)	38,730	1.20%	N/A	(0.11%)
9/30/21	13.42	(0.03)	6.25	6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	N/A	(0.18%)
9/30/20	13.21	0.03	0.25	0.28	—	(0.07)	(0.07)	13.42	2.07%	42,491	1.24%	N/A	0.22%
9/30/19	15.92	0.03	(1.38)	(1.35)	—	(1.36)	(1.36)	13.21	(7.54%)	50,524	1.25%	N/A	0.26%
Class R3
3/31/24[r]	$14.68	$(0.00)d,bb	$2.90	$2.90	$—	$(0.76)	$(0.76)	$16.82	20.52%[b]	$9,554	1.36%[a]	1.36%[a,k]	(0.03%)[a]
9/30/23	13.16	(0.01)bb	1.64	1.63	(0.04)	(0.07)	(0.11)	14.68	12.40%	7,672	1.37%	N/A	(0.05%)
9/30/22	18.06	(0.04)bb	(3.05)	(3.09)	—	(1.81)	(1.81)	13.16	(19.19%)	7,153	1.35%	N/A	(0.26%)
9/30/21	13.18	(0.06)	6.15	6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	N/A	(0.34%)
9/30/20	13.00	0.01	0.24	0.25	—	(0.07)	(0.07)	13.18	1.87%	6,048	1.39%	N/A	0.07%
9/30/19	15.71	0.01	(1.36)	(1.35)	—	(1.36)	(1.36)	13.00	(7.66%)	8,551	1.40%	N/A	0.11%
Class Y
3/31/24[r]	$15.79	$0.05	$3.14	$3.19	$(0.04)	$(0.76)	$(0.80)	$18.18	20.92%[b]	$109	0.76%[a]	0.76%[a,k]	0.57%[a]
9/30/23[g]	16.67	0.06	(0.94)aa	(0.88)	—	—	—	15.79	(5.28%)[b]	95	0.77%[a]	N/A	0.55%[a]

The accompanying notes are an integral part of the financial statements.
137

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$ 11.02	$(0.02)	$2.58	$2.56	$—	$(2.79)	$(2.79)	$ 10.79	27.16%[b]	$59,396	0.92%[a]	(0.36%)[a]
9/30/23	10.72	0.00d,bb	2.84	2.84	—	(2.54)	(2.54)	11.02	29.05%	48,335	0.91%	0.02%
9/30/22	18.79	(0.01)	(6.02)	(6.03)	—	(2.04)	(2.04)	10.72	(36.28%)	56,931	0.86%	(0.06%)
9/30/21	15.04	(0.05)	4.64	4.59	—	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
9/30/20	12.35	0.00[d]	2.81	2.81	(0.09)	(0.03)	(0.12)	15.04	22.90%	75,893	0.85%	0.00%[e]
9/30/19	16.08	0.10	(0.83)	(0.73)	(0.11)	(2.89)	(3.00)	12.35	(1.93%)	70,159	0.84%	0.79%
Class R5
3/31/24[r]	$10.99	$(0.02)	$2.57	$2.55	$—	$(2.79)	$(2.79)	$10.75	27.13%[b]	$55,345	1.01%[a]	(0.46%)[a]
9/30/23	10.70	(0.01)	2.84	2.83	—	(2.54)	(2.54)	10.99	28.99%	44,364	1.02%	(0.08%)
9/30/22	18.78	(0.03)	(6.01)	(6.04)	—	(2.04)	(2.04)	10.70	(36.36%)	58,808	0.96%	(0.17%)
9/30/21	15.05	(0.07)	4.64	4.57	—	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
9/30/20	12.36	(0.01)	2.81	2.80	(0.08)	(0.03)	(0.11)	15.05	22.77%	111,038	0.95%	(0.09%)
9/30/19	16.09	0.08	(0.83)	(0.75)	(0.09)	(2.89)	(2.98)	12.36	(2.07%)	98,379	0.94%	0.66%
Service Class
3/31/24[r]	$10.80	$(0.03)	$2.52	$2.49	$—	$(2.79)	$(2.79)	$10.50	27.07%[b]	$4,510	1.12%[a]	(0.56%)[a]
9/30/23	10.56	(0.02)	2.80	2.78	—	(2.54)	(2.54)	10.80	28.90%	3,655	1.12%	(0.20%)
9/30/22	18.58	(0.04)	(5.94)	(5.98)	—	(2.04)	(2.04)	10.56	(36.43%)	5,579	1.06%	(0.24%)
9/30/21	14.91	(0.08)	4.59	4.51	—	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)
9/30/20	12.23	(0.03)	2.80	2.77	(0.06)	(0.03)	(0.09)	14.91	22.75%	6,166	1.05%	(0.19%)
9/30/19	15.94	0.06	(0.82)	(0.76)	(0.06)	(2.89)	(2.95)	12.23	(2.23%)	6,361	1.04%	0.43%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	2%	10%	10%	10%	12%	32%
a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
138

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$ 10.90	$(0.03)	$2.53	$2.50	$—	$(2.79)	$(2.79)	$ 10.61	26.89%[b]	$51,810	1.21%[a]	(0.65%)[a]
9/30/23	10.64	(0.03)	2.83	2.80	—	(2.54)	(2.54)	10.90	28.84%	50,587	1.22%	(0.29%)
9/30/22	18.73	(0.06)	(5.99)	(6.05)	—	(2.04)	(2.04)	10.64	(36.52%)	45,831	1.16%	(0.38%)
9/30/21	15.03	(0.10)	4.64	4.54	—	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
9/30/20	12.34	(0.04)	2.81	2.77	(0.05)	(0.03)	(0.08)	15.03	22.56%	80,607	1.15%	(0.29%)
9/30/19	16.06	0.06	(0.83)	(0.77)	(0.06)	(2.89)	(2.95)	12.34	(2.30%)	77,097	1.14%	0.45%
Class R4
3/31/24[r]	$10.37	$(0.04)	$2.39	$2.35	$—	$(2.79)	$(2.79)	$9.93	26.79%[b]	$9,755	1.37%[a]	(0.81%)[a]
9/30/23	10.24	(0.04)	2.71	2.67	—	(2.54)	(2.54)	10.37	28.67%	8,921	1.37%	(0.43%)
9/30/22	18.12	(0.07)	(5.77)	(5.84)	—	(2.04)	(2.04)	10.24	(36.60%)	8,676	1.31%	(0.52%)
9/30/21	14.59	(0.12)	4.49	4.37	—	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
9/30/20	11.98	(0.06)	2.73	2.67	(0.03)	(0.03)	(0.06)	14.59	22.36%	8,878	1.30%	(0.45%)
9/30/19	15.71	0.04	(0.82)	(0.78)	(0.06)	(2.89)	(2.95)	11.98	(2.45%)	7,531	1.29%	0.32%
Class A
3/31/24[r]	$10.57	$(0.04)	$2.44	$2.40	$—	$(2.79)	$(2.79)	$10.18	26.74%[b]	$12,939	1.45%[a]	(0.89%)[a]
9/30/23	10.41	(0.06)	2.76	2.70	—	(2.54)	(2.54)	10.57	28.47%	10,559	1.47%	(0.54%)
9/30/22	18.40	(0.09)	(5.86)	(5.95)	—	(2.04)	(2.04)	10.41	(36.64%)	9,014	1.41%	(0.63%)
9/30/21	14.82	(0.14)	4.56	4.42	—	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
9/30/20	12.17	(0.07)	2.77	2.70	(0.02)	(0.03)	(0.05)	14.82	22.22%	22,903	1.40%	(0.55%)
9/30/19	15.87	0.03	(0.82)	(0.79)	(0.02)	(2.89)	(2.91)	12.17	(2.48%)	24,676	1.39%	0.20%
Class R3
3/31/24[r]	$10.41	$(0.05)	$2.41	$2.36	$—	$(2.79)	$(2.79)	$9.98	26.79%[b]	$8,337	1.62%[a]	(1.06%)[a]
9/30/23	10.30	(0.07)	2.72	2.65	—	(2.54)	(2.54)	10.41	28.24%	7,378	1.62%	(0.69%)
9/30/22	18.25	(0.11)	(5.80)	(5.91)	—	(2.04)	(2.04)	10.30	(36.73%)	7,920	1.56%	(0.77%)
9/30/21	14.72	(0.17)	4.54	4.37	—	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)
9/30/20	12.10	(0.09)	2.75	2.66	(0.01)	(0.03)	(0.04)	14.72	21.99%	9,792	1.55%	(0.69%)
9/30/19	15.80	0.01	(0.82)	(0.81)	—	(2.89)	(2.89)	12.10	(2.69%)	10,226	1.54%	0.06%

The accompanying notes are an integral part of the financial statements.
139

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$7.94	$0.04	$0.82	$0.86	$(0.17)	$(0.11)	$(0.28)	$8.52	11.05%[b]	$72,450	1.11%[a]	1.06%[a]	1.05%[a]
9/30/23	7.14	0.14	1.12	1.26	(0.10)	(0.36)	(0.46)	7.94	17.61%	70,386	1.10%	1.05%	1.75%
9/30/22	10.08	0.12	(1.83)	(1.71)	(0.21)	(1.02)	(1.23)	7.14	(19.37%)	66,355	1.09%	1.04%	1.41%
9/30/21	13.08	0.14	1.84	1.98	(0.04)	(4.94)	(4.98)	10.08	17.97%	89,913	1.02%	1.00%	1.31%
9/30/20	12.01	0.03	1.54	1.57	(0.13)	(0.37)	(0.50)	13.08	13.17%	96,308	1.02%	1.00%	0.26%
9/30/19	12.99	0.09	(0.49)	(0.40)	(0.12)	(0.46)	(0.58)	12.01	(2.49%)	149,979	0.93%	0.92%	0.81%
Class R5
3/31/24[r]	$7.94	$0.04	$0.82	$0.86	$(0.16)	$(0.11)	$(0.27)	$8.53	11.05%[b]	$29,131	1.21%[a]	1.16%[a]	0.94%[a]
9/30/23	7.14	0.13	1.12	1.25	(0.09)	(0.36)	(0.45)	7.94	17.48%	30,262	1.20%	1.15%	1.62%
9/30/22	10.08	0.12	(1.85)	(1.73)	(0.19)	(1.02)	(1.21)	7.14	(19.47%)	30,827	1.19%	1.14%	1.38%
9/30/21	13.08	0.14	1.83	1.97	(0.03)	(4.94)	(4.97)	10.08	17.79%	50,688	1.12%	1.10%	1.27%
9/30/20	12.00	0.02	1.55	1.57	(0.12)	(0.37)	(0.49)	13.08	13.14%	61,444	1.12%	1.10%	0.20%
9/30/19	12.98	0.10	(0.51)	(0.41)	(0.11)	(0.46)	(0.57)	12.00	(2.63%)	94,827	1.03%	1.02%	0.89%
Service Class
3/31/24[r]	$7.91	$0.03	$0.83	$0.86	$(0.15)	$(0.11)	$(0.26)	$8.51	11.10%[b]	$2,752	1.31%[a]	1.26%[a]	0.79%[a]
9/30/23	7.12	0.13	1.10	1.23	(0.08)	(0.36)	(0.44)	7.91	17.26%	3,485	1.30%	1.25%	1.60%
9/30/22	10.05	0.12	(1.85)	(1.73)	(0.18)	(1.02)	(1.20)	7.12	(19.52%)	2,624	1.29%	1.24%	1.35%
9/30/21	13.04	0.12	1.84	1.96	(0.01)	(4.94)	(4.95)	10.05	17.72%	3,469	1.22%	1.20%	1.16%
9/30/20	11.97	0.00[d]	1.54	1.54	(0.10)	(0.37)	(0.47)	13.04	12.94%	4,524	1.22%	1.20%	0.00%[e]
9/30/19	12.94	0.07	(0.49)	(0.42)	(0.09)	(0.46)	(0.55)	11.97	(2.74%)	9,393	1.13%	1.12%	0.60%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	12%	20%	22%	30%	106%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
140

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$7.83	$0.03	$0.81	$0.84	$(0.14)	$(0.11)	$(0.25)	$8.42	10.95%[b]	$2,133	1.41%[a]	1.36%[a]	0.78%[a]
9/30/23	7.05	0.11	1.10	1.21	(0.07)	(0.36)	(0.43)	7.83	17.21%	1,890	1.40%	1.35%	1.38%
9/30/22	9.96	0.11	(1.83)	(1.72)	(0.17)	(1.02)	(1.19)	7.05	(19.60%)	2,273	1.39%	1.34%	1.26%
9/30/21	12.97	0.11	1.82	1.93	—	(4.94)	(4.94)	9.96	17.59%	2,436	1.32%	1.30%	1.03%
9/30/20	11.91	(0.00)[d]	1.52	1.52	(0.09)	(0.37)	(0.46)	12.97	12.81%	3,565	1.32%	1.30%	(0.02%)
9/30/19	12.87	0.08	(0.51)	(0.43)	(0.07)	(0.46)	(0.53)	11.91	(2.77%)	5,465	1.23%	1.22%	0.65%
Class R4
3/31/24[r]	$7.25	$0.02	$0.75	$0.77	$(0.13)	$(0.11)	$(0.24)	$7.78	10.88%[b]	$599	1.56%[a]	1.51%[a]	0.64%[a]
9/30/23	6.55	0.08	1.03	1.11	(0.05)	(0.36)	(0.41)	7.25	16.89%	537	1.55%	1.50%	1.14%
9/30/22	9.33	0.08	(1.69)	(1.61)	(0.15)	(1.02)	(1.17)	6.55	(19.69%)	711	1.53%	1.48%	0.93%
9/30/21	12.45	0.09	1.73	1.82	—	(4.94)	(4.94)	9.33	17.41%	1,639	1.47%	1.45%	0.88%
9/30/20	11.43	(0.04)	1.48	1.44	(0.05)	(0.37)	(0.42)	12.45	12.70%	1,951	1.47%	1.45%	(0.31%)
9/30/19	12.38	0.05	(0.48)	(0.43)	(0.06)	(0.46)	(0.52)	11.43	(2.95%)	4,895	1.38%	1.37%	0.48%
Class A
3/31/24[r]	$7.36	$0.02	$0.77	$0.79	$(0.13)	$(0.11)	$(0.24)	$7.91	10.88%[b]	$9,377	1.64%[a]	1.59%[a]	0.47%[a]
9/30/23	6.65	0.09	1.03	1.12	(0.05)	(0.36)	(0.41)	7.36	16.87%	9,847	1.65%	1.60%	1.14%
9/30/22	9.45	0.08	(1.72)	(1.64)	(0.14)	(1.02)	(1.16)	6.65	(19.79%)	9,014	1.64%	1.59%	0.95%
9/30/21	12.56	0.08	1.75	1.83	—	(4.94)	(4.94)	9.45	17.30%	13,793	1.57%	1.55%	0.82%
9/30/20	11.54	(0.03)	1.48	1.45	(0.06)	(0.37)	(0.43)	12.56	12.61%	18,670	1.57%	1.55%	(0.22%)
9/30/19	12.49	0.05	(0.50)	(0.45)	(0.04)	(0.46)	(0.50)	11.54	(3.09%)	22,004	1.48%	1.47%	0.46%
Class R3
3/31/24[r]	$7.13	$0.01	$0.75	$0.76	$(0.12)	$(0.11)	$(0.23)	$7.66	10.80%[b]	$2,495	1.81%[a]	1.76%[a]	0.39%[a]
9/30/23	6.46	0.08	1.00	1.08	(0.05)	(0.36)	(0.41)	7.13	16.65%	2,231	1.80%	1.75%	1.03%
9/30/22	9.22	0.07	(1.67)	(1.60)	(0.14)	(1.02)	(1.16)	6.46	(19.87%)	2,060	1.79%	1.74%	0.89%
9/30/21	12.38	0.07	1.71	1.78	—	(4.94)	(4.94)	9.22	17.07%	2,294	1.72%	1.70%	0.74%
9/30/20	11.38	(0.06)	1.47	1.41	(0.04)	(0.37)	(0.41)	12.38	12.42%	2,427	1.72%	1.70%	(0.49%)
9/30/19	12.34	0.02	(0.48)	(0.46)	(0.04)	(0.46)	(0.50)	11.38	(3.24%)	5,415	1.63%	1.62%	0.21%
Class Y
3/31/24[r]	$7.94	$0.04	$0.82	$0.86	$(0.16)	$(0.11)	$(0.27)	$8.53	11.08%[b]	$103	1.21%[a]	1.16%[a]	0.97%[a]
9/30/23[g]	8.27	0.12	(0.45)aa	(0.33)	—	—	—	7.94	(3.99%)[b]	96	1.20%[a]	1.15%[a]	2.27%[a]

The accompanying notes are an integral part of the financial statements.
141

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/24[r]	$9.36	$0.04	$0.80	$0.84	$(0.01)	$—	$(0.01)	$ 10.19	9.00%[b]	$105,823	1.34%[a]	1.15%[a]	0.87%[a]
9/30/23	8.22	0.07	1.11	1.18	(0.04)	—	(0.04)	9.36	14.31%	98,677	1.38%	1.15%	0.70%
9/30/22	14.93	0.05	(4.73)	(4.68)	(0.20)	(1.83)	(2.03)	8.22	(35.67%)	105,253	1.35%	1.15%	0.43%
9/30/21	13.23	0.04	1.88	1.92	—	(0.22)	(0.22)	14.93	14.53%	156,998	1.22%	1.15%	0.25%
9/30/20	13.02	0.02	1.33	1.35	(0.08)	(1.06)	(1.14)	13.23	10.33%	169,366	1.27%	1.15%	0.12%
9/30/19	12.75	0.07	0.28	0.35	(0.08)	—	(0.08)	13.02	2.85%	141,988	1.21%	1.10%	0.55%
Class R5
3/31/24[r]	$9.55	$0.03	$0.83	$0.86	$(0.00)[d]	$—	$(0.00)[d]	$10.41	9.03%[b]	$128	1.44%[a]	1.25%[a]	0.70%[a]
9/30/23	8.36	0.06	1.13	1.19	—	—	—	9.55	14.23%	267	1.48%	1.25%	0.60%
9/30/22	15.14	0.03	(4.80)	(4.77)	(0.18)	(1.83)	(2.01)	8.36	(35.72%)	225	1.45%	1.23%	0.25%
9/30/21	13.43	0.03	1.90	1.93	—	(0.22)	(0.22)	15.14	14.38%	2,703	1.32%	1.25%	0.16%
9/30/20	13.20	0.00[d]	1.35	1.35	(0.06)	(1.06)	(1.12)	13.43	10.23%	3,165	1.37%	1.25%	0.02%
9/30/19	12.92	0.06	0.29	0.35	(0.07)	—	(0.07)	13.20	2.78%	4,295	1.31%	1.22%	0.45%
Service Class
3/31/24[r]	$9.36	$0.03	$0.81	$0.84	$—	$—	$—	$10.20	8.97%[b]	$1,632	1.54%[a]	1.35%[a]	0.67%[a]
9/30/23	8.22	0.05	1.10	1.15	(0.01)	—	(0.01)	9.36	14.04%	1,364	1.58%	1.35%	0.49%
9/30/22	14.93	0.02	(4.73)	(4.71)	(0.17)	(1.83)	(2.00)	8.22	(35.83%)	1,346	1.55%	1.35%	0.22%
9/30/21	13.25	0.01	1.89	1.90	—	(0.22)	(0.22)	14.93	14.35%	2,216	1.42%	1.35%	0.05%
9/30/20	13.05	(0.01)	1.33	1.32	(0.06)	(1.06)	(1.12)	13.25	10.12%	2,473	1.47%	1.35%	(0.05%)
9/30/19	12.73	0.05	0.29	0.34	(0.02)	—	(0.02)	13.05	2.71%	419	1.41%	1.31%	0.42%

	Six Months Ended March 31, 2024[b,r]	Year Ended September 30
		2023	2022	2021	2020	2019
Portfolio turnover rate	29%	38%	55%	48%	71%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
142

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/24[r]	$9.39	$0.03	$0.80	$0.83	$—	$—	$—	$ 10.22	8.84%[b]	$279	1.64%[a]	1.45%[a]	0.61%[a]
9/30/23	8.24	0.04	1.11	1.15	(0.00)[d]	—	(0.00)[d]	9.39	13.99%	287	1.68%	1.45%	0.41%
9/30/22	14.96	(0.01)bb	(4.72)	(4.73)	(0.16)	(1.83)	(1.99)	8.24	(35.90%)	233	1.65%	1.45%	(0.06%)
9/30/21	13.29	(0.01)	1.90	1.89	—	(0.22)	(0.22)	14.96	14.23%	1,017	1.52%	1.45%	(0.03%)
9/30/20	13.08	(0.02)	1.33	1.31	(0.04)	(1.06)	(1.10)	13.29	9.96%	989	1.57%	1.45%	(0.16%)
9/30/19	12.78	0.03	0.30	0.33	(0.03)	—	(0.03)	13.08	2.61%	927	1.51%	1.41%	0.24%
Class R4
3/31/24[r]	$9.26	$0.02	$0.79	$0.81	$—	$—	$—	$10.07	8.75%[b]	$426	1.79%[a]	1.60%[a]	0.43%[a]
9/30/23	8.13	0.02	1.11	1.13	—	—	—	9.26	13.90%	379	1.83%	1.60%	0.25%
9/30/22	14.71	(0.00)d,bb	(4.69)	(4.69)	(0.06)	(1.83)	(1.89)	8.13	(35.99%)	307	1.80%	1.60%	(0.02%)
9/30/21	13.10	(0.05)	1.88	1.83	—	(0.22)	(0.22)	14.71	13.98%	443	1.67%	1.60%	(0.32%)
9/30/20	12.90	(0.04)	1.32	1.28	(0.02)	(1.06)	(1.08)	13.10	9.84%	1,237	1.72%	1.60%	(0.30%)
9/30/19	12.63	0.01	0.29	0.30	(0.03)	—	(0.03)	12.90	2.38%	1,337	1.66%	1.57%	0.05%
Class A
3/31/24[r]	$9.33	$0.00[d]	$0.81	$0.81	$—	$—	$—	$10.14	8.68%[b]	$65	1.87%[a]	1.69%[a]	0.01%[a]
9/30/23	8.21	0.01	1.11	1.12	—	—	—	9.33	13.64%	153	1.93%	1.70%	0.15%
9/30/22	14.77	(0.02)bb	(4.71)	(4.73)	—	(1.83)	(1.83)	8.21	(35.99%)	140	1.90%	1.68%	(0.15%)
9/30/21	13.17	(0.06)	1.88	1.82	—	(0.22)	(0.22)	14.77	13.83%	635	1.77%	1.70%	(0.36%)
9/30/20	12.98	(0.05)	1.32	1.27	(0.02)	(1.06)	(1.08)	13.17	9.75%	2,029	1.82%	1.70%	(0.42%)
9/30/19	12.73	0.01	0.28	0.29	(0.04)	—	(0.04)	12.98	2.32%	885	1.76%	1.68%	0.09%
Class R3
3/31/24[r]	$9.11	$0.01	$0.78	$0.79	$—	$—	$—	$9.90	8.67%[b]	$535	2.04%[a]	1.85%[a]	0.17%[a]
9/30/23	8.03	0.00[d]	1.08	1.08	—	—	—	9.11	13.45%	493	2.08%	1.85%	0.01%
9/30/22	14.62	(0.03)bb	(4.64)	(4.67)	(0.09)	(1.83)	(1.92)	8.03	(36.15%)	546	2.05%	1.85%	(0.29%)
9/30/21	13.05	(0.06)	1.85	1.79	—	(0.22)	(0.22)	14.62	13.72%	1,120	1.92%	1.85%	(0.42%)
9/30/20	12.87	(0.07)	1.31	1.24	(0.00)[d]	(1.06)	(1.06)	13.05	9.57%	992	1.97%	1.85%	(0.58%)
9/30/19	12.60	(0.02)	0.29	0.27	—	—	—	12.87	2.14%	750	1.91%	1.81%	(0.15%)

The accompanying notes are an integral part of the financial statements.
143

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Core Bond Fund (“Core Bond Fund”)
MassMutual Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual High Yield Fund (“High Yield Fund”)
MassMutual Balanced Fund (“Balanced Fund”)
MassMutual Disciplined Value Fund (“Disciplined Value Fund”)
MassMutual Main Street Fund (“Main Street Fund”)
MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)
MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Global Fund (“Global Fund”)
MassMutual International Equity Fund (“International Equity Fund”)
MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which

144

Notes to Financial Statements (Unaudited) (Continued)

an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

145

Notes to Financial Statements (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2024. The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

146

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$ —	$ 79,741,526	$ —	$ 79,741,526
Non-U.S. Government Agency Obligations	—	75,873,305	—	75,873,305
U.S. Government Agency Obligations and Instrumentalities	—	63,750	—	63,750
Short-Term Investments	775,860	16,516,414	—	17,292,274
Total Investments	$775,860	$172,194,995	$—	$172,970,855
Liability Derivatives
Futures Contracts	$(208,622)	$—	$—	$(208,622)
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$—	$1,342,035	$—	$1,342,035
Non-U.S. Government Agency Obligations	—	128,401,509	4,146,691	132,548,200
U.S. Government Agency Obligations and Instrumentalities	—	28,122,958	—	28,122,958
U.S. Treasury Obligations	—	50,687,781	—	50,687,781
Short-Term Investments	—	38,957,211	—	38,957,211
Total Investments	$—	$247,511,494	$4,146,691	$251,658,185
Asset Derivatives
Futures Contracts	$50,371	$—	$—	$50,371
Swap Agreements	—	4,744,184	—	4,744,184
Total	$50,371	$4,744,184	$—	$4,794,555
Liability Derivatives
Futures Contracts	$(2,463)	$—	$—	$(2,463)
Swap Agreements	—	(193,738)	—	(193,738)
Total	$(2,463)	$(193,738)	$—	$(196,201)
Core Bond Fund
Asset Investments
Corporate Debt	$—	$247,616,614	$—	$247,616,614
Non-U.S. Government Agency Obligations	—	151,502,211	—	151,502,211
Sovereign Debt Obligations	—	1,479,863	—	1,479,863
U.S. Government Agency Obligations and Instrumentalities	—	185,833,048	—	185,833,048
U.S. Treasury Obligations	—	55,151,235	—	55,151,235
Short-Term Investments	4,602,658	81,911,370	—	86,514,028
Total Investments	$4,602,658	$723,494,341	$—	$728,096,999
Asset Derivatives
Futures Contracts	$413,413	$—	$—	$413,413
Liability Derivatives
Futures Contracts	$(28,866)	$—	$—	$(28,866)
Diversified Bond Fund
Asset Investments
Preferred Stock	$355,040	$—	$—	$355,040
Corporate Debt	—	56,162,458	—	56,162,458

147

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified Bond Fund (Continued)
Asset Investments (Continued)
Non-U.S. Government Agency Obligations	$ —	$ 34,159,357	$ —	$ 34,159,357
Sovereign Debt Obligations	—	144,823	—	144,823
U.S. Government Agency Obligations and Instrumentalities	—	28,214,663	—	28,214,663
U.S. Treasury Obligations	—	7,468,475	—	7,468,475
Purchased Options	—	392	—	392
Warrants	—	—	4,148	4,148
Short-Term Investments	1,506,933	19,783,733	—	21,290,666
Total Investments	$1,861,973	$145,933,901	$4,148	$147,800,022
Asset Derivatives
Forward Contracts	$—	$70,217	$—	$70,217
Futures Contracts	177,917	—	—	177,917
Total	$177,917	$70,217	$—	$248,134
Liability Derivatives
Forward Contracts	$—	$(59,374)	$—	$(59,374)
Futures Contracts	(27,782)	—	—	(27,782)
Total	$(27,782)	$(59,374)	$—	$(87,156)
High Yield Fund
Asset Investments
Bank Loans	$—	$36,066,358	$—	$36,066,358
Corporate Debt	—	332,137,293	—	332,137,293
Short-Term Investments	15,162,615	3,997,590	—	19,160,205
Total Investments	$15,162,615	$372,201,241	$—	$387,363,856
Balanced Fund
Asset Investments
Common Stock	$69,934,481	$—	$—	$69,934,481
Corporate Debt	—	11,522,840	—	11,522,840
Non-U.S. Government Agency Obligations	—	4,016,729	—	4,016,729
U.S. Government Agency Obligations and Instrumentalities	—	10,485,805	—	10,485,805
U.S. Treasury Obligations	—	12,931,110	—	12,931,110
Short-Term Investments	—	2,489,655	—	2,489,655
Total Investments	$69,934,481	$41,446,139	$—	$111,380,620
Asset Derivatives
Futures Contracts	$681	$—	$—	$681
Liability Derivatives
Futures Contracts	$(10,845)	$—	$—	$(10,845)
Disciplined Value Fund
Asset Investments
Common Stock	$43,871,280	$—	$—	$43,871,280
Short-Term Investments	55,539	122,830	—	178,369
Total Investments	$43,926,819	$122,830	$—	$44,049,649

148

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Main Street Fund
Asset Investments
Common Stock	$71,025,082	$825,065*	$—	$71,850,147
Short-Term Investments	379,665	330,759	—	710,424
Total Investments	$71,404,747	$1,155,824	$—	$72,560,571
Disciplined Growth Fund
Asset Investments
Common Stock	$ 190,076,313	$ —	$ —	$ 190,076,313
Short-Term Investments	664,731	1,474,639	—	2,139,370
Total Investments	$190,741,044	$1,474,639	$—	$192,215,683
Global Fund
Asset Investments
Common Stock*
Canada	$1,250,163	$—	$—	$1,250,163
China	3,831,432	948,300	—	4,779,732
Denmark	—	9,797,032	—	9,797,032
France	—	23,029,515	—	23,029,515
Germany	—	7,184,138	—	7,184,138
India	2,777,460	11,778,706	—	14,556,166
Israel	2,842,322	—	—	2,842,322
Italy	—	2,206,591	—	2,206,591
Japan	—	8,829,648	—	8,829,648
Netherlands	—	4,239,128	—	4,239,128
Spain	—	2,309,846	—	2,309,846
Sweden	—	9,158,979	—	9,158,979
Switzerland	—	1,621,988	—	1,621,988
United States	109,457,177	—	—	109,457,177
Short-Term Investments	1,656,800	1,433,512	—	3,090,312
Total Investments	$121,815,354	$82,537,383	$—	$204,352,737
International Equity Fund
Asset Investments
Common Stock*
Australia	$74,997	$1,434,114	$—	$1,509,111
Belgium	216,972	968,696	—	1,185,668
Canada	7,239,811	—	—	7,239,811
Denmark	—	153,715	—	153,715
Finland	—	2,348,598	—	2,348,598
France	—	11,798,750	—	11,798,750
Germany	—	9,516,015	—	9,516,015
Hong Kong	—	3,096,078	—	3,096,078
Ireland	432,899	719,404	—	1,152,303
Israel	293,578	—	—	293,578
Italy	29,118	104,450	—	133,568
Japan	—	18,205,034	—	18,205,034
Luxembourg	—	273,737	—	273,737
Netherlands	—	5,590,414	—	5,590,414
Norway	—	612,773	—	612,773

149

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Republic of Korea	$ —	$ 473,011	$ —	$ 473,011
Singapore	—	377,135	—	377,135
Spain	—	4,205,561	—	4,205,561
Sweden	—	3,181,875	—	3,181,875
Switzerland	—	5,970,769	—	5,970,769
United Kingdom	—	21,687,477	—	21,687,477
United States	569,222	15,531,953	—	16,101,175
Preferred Stock*
Germany	—	182,353	—	182,353
Short-Term Investments	599,797	2,783,022	—	3,382,819
Total Investments	$9,456,394	$109,214,934	$—	$118,671,328
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Brazil	$4,381,254	$2,019,057	$—	$6,400,311
Chile	879,528	799,230	—	1,678,758
China	12,497,019	5,921,352	—	18,418,371
France	—	5,872,534	—	5,872,534
Hong Kong	—	53,688	—	53,688
India	—	17,319,884	—	17,319,884
Indonesia	—	1,503,129	—	1,503,129
Italy	227,646	1,820,786	—	2,048,432
Japan	—	2,387,479	—	2,387,479
Mexico	2,385,382	12,483,695	—	14,869,077
Netherlands	700,034	—	—	700,034
Peru	1,374,924	—	—	1,374,924
Philippines	—	1,719,353	—	1,719,353
Poland	—	161,526	—	161,526
Portugal	—	1,746,371	—	1,746,371
Republic of Korea	—	12,288,872	—	12,288,872
Russia	—	—	—+	—
South Africa	—	912,151	—	912,151
Switzerland	—	2,434,234	—	2,434,234
Taiwan	—	10,669,347	—	10,669,347
Turkey	—	1,138,638	—	1,138,638
United Arab Emirates	—	335,303	—	335,303
United Kingdom	—	1,127,754	—	1,127,754
Preferred Stock*
Brazil	—	1,150,537	—	1,150,537
Short-Term Investments	—	2,021,558	—	2,021,558
Total Investments	$22,445,787	$85,886,478	$ —	$108,332,265

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2024.

150

Notes to Financial Statements (Unaudited) (Continued)

For certain Fund(s) the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2024.
The Funds had no Level 3 transfers during the period ended March 31, 2024.
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9-30-23	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3-31-24	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/24
Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations	$ —	$ —	$ —	$ —	$4,500,000	$(353,309)	$ —	$ —	$4,146,691	$ —

The Inflation-Protected and Income Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Inflation-Protected and Income Fund. All market variables are assessed on a regular frequency and calibrated as necessary.
The table excludes securities which were classified as level 3 based upon a broker quote.

	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Inflation-Protected and Income Fund
Fixed Income	$4,146,691	Cost approach	Transaction price	$ 100	$ 100
Total	$4,146,691

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

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At March 31, 2024, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(208,622)	$(208,622)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(63,258)	$(63,258)
Swap Agreements	(281,746)	—	—	(259,328)	(541,074)
Total Realized Gain (Loss)	$(281,746)	$—	$—	$(322,586)	$(604,332)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(414,430)	$(414,430)
Swap Agreements	(54,163)	—	—	70,476	16,313
Total Change in Appreciation (Depreciation)	$(54,163)	$—	$—	$(343,954)	$(398,117)
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$50,371	$50,371
Swap Agreements*	—	4,684,654	—	—	4,684,654
Swap Agreements^^,^^^	—	—	—	59,530	59,530
Total Value	$—	$4,684,654	$—	$109,901	$4,794,555
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(2,463)	$(2,463)
Swap Agreements^^,^^^	—	—	—	(193,738)	(193,738)
Total Value	$—	$—	$—	$(196,201)	$(196,201)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$45,462	$ 45,462
Swap Agreements	—	(6,730,558)	—	235,378	(6,495,180)
Total Realized Gain (Loss)	$—	$ (6,730,558)	$—	$280,840	$ (6,449,718)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(333,193)	$(333,193)
Swap Agreements	—	9,926,454	—	(50,399)	9,876,055
Total Change in Appreciation (Depreciation)	$—	$9,926,454	$—	$(383,592)	$9,542,862
Core Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$413,413	$413,413
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(28,866)	$(28,866)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$ (1,750,273)	$ (1,750,273)
Swap Agreements	(1,264,215)	—	—	(1,675,484)	(2,939,699)
Total Realized Gain (Loss)	$ (1,264,215)	$—	$—	$ (3,425,757)	$ (4,689,972)

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	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Core Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Futures Contracts	$ —	$ —	$ —	$ 3,946,184	$ 3,946,184
Swap Agreements	(275,741)	—	—	465,884	190,143
Total Change in Appreciation (Depreciation)	$(275,741)	$—	$—	$ 4,412,068	$ 4,136,327
Diversified Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$392	$—	$392
Forward Contracts*	—	—	70,217	—	70,217
Futures Contracts^^	—	—	—	177,917	177,917
Total Value	$—	$—	$70,609	$177,917	$248,526
Liability Derivatives
Forward Contracts^	$—	$—	$(59,374)	$ —	$(59,374)
Futures Contracts^^	—	—	—	(27,782)	(27,782)
Total Value	$—	$—	$(59,374)	$(27,782)	$(87,156)
Realized Gain (Loss)#
Purchased Options	$—	$ —	$(14,140)	$ —	$(14,140)
Forward Contracts	—	—	(82,346)	—	(82,346)
Futures Contracts	—	—	—	(273,009)	(273,009)
Swap Agreements	(273,390)	—	—	(285,642)	(559,032)
Written Options	—	—	17,276	—	17,276
Total Realized Gain (Loss)	$(273,390)	$—	$(79,210)	$(558,651)	$(911,251)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$8,369	$—	$8,369
Forward Contracts	—	—	62,519	—	62,519
Futures Contracts	—	—	—	1,197,122	1,197,122
Swap Agreements	(59,087)	—	—	44,198	(14,889)
Written Options	—	—	(8,689)	—	(8,689)
Total Change in Appreciation (Depreciation)	$(59,087)	$—	$62,199	$ 1,241,320	$ 1,244,432
Balanced Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$681	$681
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(10,845)	$(10,845)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(14,122)	$(14,122)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(52,218)	$(52,218)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, as applicable.

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^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2024, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Short-Duration Bond Fund	891	$—	$65,970,000	—	—
Inflation-Protected and Income Fund	295	—	335,529,194	—	—
Core Bond Fund	876	—	356,079,000	—	—
Diversified Bond Fund	270	6,138,940	70,408,000	634,962	384,885
Balanced Fund	33	—	—	—	—

†
As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2024.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

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Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Barclays PLC	$ 1,592,351	$ —	$ (260,000)	$ 1,332,351
BNP Paribas SA	515,673	—	—	515,673
Goldman Sachs International	2,576,630	—	(1,390,000)	1,186,630
	$4,684,654	$—	$(1,650,000)	$3,034,654
Diversified Bond Fund
Bank of America N.A.	$3,437	$(3,437)	$—	$—
Citibank N.A.	14,866	(10,866)	—	4,000
Goldman Sachs International	45,409	(9,698)	—	35,711
HSBC Bank PLC	4,280	(4,280)	—	—
Morgan Stanley & Co. LLC	2,617	(2,617)	—	—
	$70,609	$(30,898)	$—	$39,711

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$ (6,477)	$ 3,437	$ —	$ (3,040)
BNP Paribas SA	(10,169)	—	—	(10,169)
Citibank N.A.	(10,866)	10,866	—	—
Goldman Sachs International	(9,698)	9,698	—	—
HSBC Bank PLC	(17,307)	4,280	—	(13,027)
Morgan Stanley & Co. LLC	(4,857)	2,617	—	(2,240)
	$(59,374)	$30,898	$—	$(28,476)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2024, are discussed below.

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Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.
A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the

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asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

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Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself

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to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and

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transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires

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some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At March 31, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

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Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.

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Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

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Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and 0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion; 0.33% on the next $500 million; and 0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and 0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and 0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and 0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million
International Equity Fund	0.83% on the first $500 million; 0.78% on the next $500 million; and 0.73% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and 0.95% on any excess over $350 million

164

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Balanced Fund*	Invesco Advisers, Inc.
Disciplined Value Fund	Wellington Management Company LLP
Main Street Fund	Invesco Advisers, Inc.
Disciplined Growth Fund	Wellington Management Company LLP
Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.
International Equity Fund	Thompson, Siegel & Walmsley LLC; and
Wellington Management Company LLP
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.
The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	0.05%	0.05%
Inflation-Protected and Income Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Core Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Diversified Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
High Yield Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.05%	N/A	None
Balanced Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Disciplined Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Main Street Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A

165

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Disciplined Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Global Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
International Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Strategic Emerging Markets Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A

*	Class Y is not currently available for purchase.
**	Prior to February 1, 2024, the annual rate was 0.30%.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each applicable Fund and Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each applicable Fund and Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective February 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.54%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	0.46%	0.56%	0.66%	0.76%	0.91%	0.96%	1.16%	0.51%	0.76%	1.01%
Core Bond Fund	0.42%	0.52%	0.62%	0.72%	0.87%	0.92%	1.12%	0.52%	N/A	N/A
High Yield Fund	0.54%	0.64%	0.74%	0.84%	0.99%	1.04%	1.24%	0.59%	N/A	1.54%
Small Cap Opportunities Fund	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%	N/A	N/A
Strategic Emerging Markets Fund*	1.15%	1.25%	1.35%	1.45%	1.60%	1.65%	1.85%	1.25%	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is not currently available for purchase.
Prior to February 1, 2024, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Short-Duration Bond Fund	0.40%	None	None	None	None	None	None	0.40%	0.65%	0.90%
Strategic Emerging Markets Fund*	1.15%	1.25%	1.35%	1.45%	1.60%	1.70%	1.85%	1.25%	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is not currently available for purchase.

166

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to waive 0.05% of the investment advisory fee of the International Equity Fund through January 31, 2025.
For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Main Street Fund	$ 1,221
Small Cap Opportunities Fund	2,636
Global Fund	830
International Equity Fund	137
Strategic Emerging Markets Fund	531
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2024:

Total % Ownership by Related Party
U.S. Government Money Market Fund	86.7%
Short-Duration Bond Fund	83.9%
Inflation-Protected and Income Fund	79.2%
Core Bond Fund	94.7%
Diversified Bond Fund	93.2%
High Yield Fund	85.6%
Balanced Fund	92.7%
Disciplined Value Fund	97.7%
Main Street Fund	94.3%
Disciplined Growth Fund	97.6%
Small Cap Opportunities Fund	67.7%
Global Fund	89.7%
International Equity Fund	91.0%
Strategic Emerging Markets Fund	97.1%

167

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$—	$24,953,038	$15,697	$58,901,363
Inflation-Protected and Income Fund	49,531,744	50,667,717	63,964,281	50,530,116
Core Bond Fund	688,556,935	76,153,369	667,254,290	158,132,635
Diversified Bond Fund	58,394,922	17,110,972	63,519,801	41,659,716
High Yield Fund	—	137,092,266	—	169,225,403
Balanced Fund	55,945,445	10,416,995	55,707,245	22,115,206
Disciplined Value Fund	—	14,982,827	—	39,978,916
Main Street Fund	—	17,335,495	—	27,650,349
Disciplined Growth Fund	—	48,128,115	—	61,835,790
Small Cap Opportunities Fund	—	58,181,434	—	53,426,153
Global Fund	—	3,849,752	—	31,493,390
International Equity Fund	—	13,618,718	—	23,387,314
Strategic Emerging Markets Fund	—	28,569,013	—	28,500,532

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.
5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	336,805,880	$ 336,805,879	231,528,021	$ 231,528,021
Issued as reinvestment of dividends	4,524,534	4,524,534	7,693,032	7,693,032
Redeemed	(346,584,089)	(346,584,089)	(272,440,848)	(272,440,848)
Net increase (decrease)	(5,253,675)	$(5,253,676)	(33,219,795)	$(33,219,795)
Short-Duration Bond Fund Class I
Sold	2,451,147	$21,559,314	8,666,801	$75,259,346
Issued as reinvestment of dividends	122,103	1,079,122	382,931	3,314,863
Redeemed	(5,728,704)	(50,270,781)	(15,271,592)	(131,959,707)
Net increase (decrease)	(3,155,454)	$(27,632,345)	(6,221,860)	$(53,385,498)
Short-Duration Bond Fund Class R5
Sold	583,224	$5,145,727	1,767,569	$15,294,522
Issued as reinvestment of dividends	22,923	203,948	100,861	876,210
Redeemed	(566,032)	(5,009,184)	(4,075,011)	(35,447,895)
Net increase (decrease)	40,115	$340,491	(2,206,581)	$(19,277,163)

168

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Service Class
Sold	125,347	$ 1,112,990	450,710	$ 3,885,915
Issued as reinvestment of dividends	4,007	35,232	12,043	103,928
Redeemed	(366,106)	(3,212,378)	(410,242)	(3,536,476)
Net increase (decrease)	(236,752)	$(2,064,156)	52,511	$453,367
Short-Duration Bond Fund Administrative Class
Sold	139,958	$1,220,178	677,760	$5,848,714
Issued as reinvestment of dividends	20,460	180,016	38,073	327,792
Redeemed	(318,394)	(2,781,729)	(585,659)	(5,037,272)
Net increase (decrease)	(157,976)	$(1,381,535)	130,174	$1,139,234
Short-Duration Bond Fund Class R4
Sold	633,453	$5,655,373	131,209	$1,145,653
Issued as reinvestment of dividends	8,202	72,955	21,549	186,887
Redeemed	(73,605)	(651,652)	(781,818)	(6,759,222)
Net increase (decrease)	568,050	$5,076,676	(629,060)	$(5,426,682)
Short-Duration Bond Fund Class A
Sold	36,089	$313,781	75,259	$642,954
Issued as reinvestment of dividends	10,485	91,886	23,781	203,775
Redeemed	(45,272)	(393,936)	(278,488)	(2,388,470)
Net increase (decrease)	1,302	$11,731	(179,448)	$(1,541,741)
Short-Duration Bond Fund Class R3
Sold	60,506	$529,143	268,834	$2,316,577
Issued as reinvestment of dividends	10,128	89,043	23,196	199,553
Redeemed	(163,035)	(1,421,309)	(400,080)	(3,435,021)
Net increase (decrease)	(92,401)	$(803,123)	(108,050)	$(918,891)
Short-Duration Bond Fund Class Y
Sold	78,467	$693,403	338,923	$2,928,834
Issued as reinvestment of dividends	72,019	636,786	379,571	3,283,279
Redeemed	(1,788,353)	(15,737,637)	(21,043,926)	(181,691,535)
Net increase (decrease)	(1,637,867)	$(14,407,448)	(20,325,432)	$(175,479,422)
Short-Duration Bond Fund Class L
Sold	7,464	$65,399	56,691	$489,439
Issued as reinvestment of dividends	83,858	739,515	222,983	1,923,839
Redeemed	(576,259)	(5,050,639)	(3,834,161)	(33,002,074)
Net increase (decrease)	(484,937)	$(4,245,725)	(3,554,487)	$(30,588,796)
Short-Duration Bond Fund Class C
Sold	3	$23	10,859	$94,243
Issued as reinvestment of dividends	1,396	12,405	3,784	32,936
Redeemed	(17,512)	(153,692)	(40,680)	(353,857)
Net increase (decrease)	(16,113)	$(141,264)	(26,037)	$(226,678)
Inflation-Protected and Income Fund Class I
Sold	4,443,556	$41,198,487	6,364,701	$59,346,528
Issued as reinvestment of dividends	719,731	6,573,368	701,788	6,484,519
Redeemed	(5,496,021)	(50,722,286)	(6,718,141)	(62,722,555)
Net increase (decrease)	(332,734)	$(2,950,431)	348,348	$3,108,492

169

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class R5
Sold	707,653	$ 6,574,215	1,348,371	$ 12,576,982
Issued as reinvestment of dividends	210,696	1,924,402	270,545	2,502,538
Redeemed	(1,164,200)	(10,790,630)	(3,268,629)	(30,563,669)
Net increase (decrease)	(245,851)	$(2,292,013)	(1,649,713)	$(15,484,149)
Inflation-Protected and Income Fund Service Class
Sold	220,578	$2,035,139	606,257	$5,636,269
Issued as reinvestment of dividends	72,060	656,755	120,185	1,108,108
Redeemed	(712,275)	(6,615,905)	(1,712,041)	(15,898,371)
Net increase (decrease)	(419,637)	$(3,924,011)	(985,599)	$(9,153,994)
Inflation-Protected and Income Fund Administrative Class
Sold	119,693	$1,118,960	395,290	$3,714,053
Issued as reinvestment of dividends	25,998	240,054	29,913	279,683
Redeemed	(197,934)	(1,839,356)	(502,677)	(4,738,049)
Net increase (decrease)	(52,243)	$(480,342)	(77,474)	$(744,313)
Inflation-Protected and Income Fund Class R4
Sold	23,449	$211,741	107,339	$975,326
Issued as reinvestment of dividends	9,842	87,743	16,806	151,257
Redeemed	(118,696)	(1,058,555)	(198,829)	(1,808,204)
Net increase (decrease)	(85,405)	$(759,071)	(74,684)	$(681,621)
Inflation-Protected and Income Fund Class A
Sold	85,192	$773,859	180,696	$1,651,858
Issued as reinvestment of dividends	28,808	259,398	30,374	276,707
Redeemed	(125,705)	(1,144,422)	(296,994)	(2,730,780)
Net increase (decrease)	(11,705)	$(111,165)	(85,924)	$(802,215)
Inflation-Protected and Income Fund Class R3
Sold	35,332	$320,051	75,680	$688,255
Issued as reinvestment of dividends	7,625	68,147	7,661	69,335
Redeemed	(15,499)	(139,819)	(112,803)	(1,028,514)
Net increase (decrease)	27,458	$248,379	(29,462)	$(270,924)
Inflation-Protected and Income Fund Class Y(a)
Sold	23	$225	10,718	$100,000
Issued as reinvestment of dividends	—	1	—	—
Redeemed	—	—	—	—
Net increase (decrease)	23	$226	10,718	$100,000
Core Bond Fund Class I
Sold	6,605,533	$59,115,526	14,343,365	$129,812,183
Issued as reinvestment of dividends	3,231,428	28,539,804	2,085,319	18,934,696
Redeemed	(12,869,678)	(114,771,318)	(14,066,559)	(127,548,460)
Net increase (decrease)	(3,032,717)	$(27,115,988)	2,362,125	$21,198,419
Core Bond Fund Class R5
Sold	1,280,911	$11,502,575	1,851,620	$16,878,204
Issued as reinvestment of dividends	601,428	5,335,625	553,696	5,049,706
Redeemed	(1,533,129)	(13,747,734)	(6,792,597)	(61,570,153)
Net increase (decrease)	349,210	$3,090,466	(4,387,281)	$(39,642,243)

170

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Core Bond Fund Service Class
Sold	208,596	$ 1,861,184	617,126	$ 5,595,105
Issued as reinvestment of dividends	148,520	1,310,240	145,757	1,323,476
Redeemed	(956,207)	(8,656,186)	(1,462,508)	(13,251,738)
Net increase (decrease)	(599,091)	$(5,484,762)	(699,625)	$(6,333,157)
Core Bond Fund Administrative Class
Sold	290,502	$2,567,731	441,686	$3,972,540
Issued as reinvestment of dividends	199,023	1,737,784	140,073	1,260,653
Redeemed	(230,321)	(2,030,181)	(979,141)	(8,726,243)
Net increase (decrease)	259,204	$2,275,334	(397,382)	$(3,493,050)
Core Bond Fund Class R4
Sold	9,750	$85,245	215,650	$1,909,328
Issued as reinvestment of dividends	8,643	74,682	6,569	58,399
Redeemed	(22,368)	(195,839)	(317,047)	(2,802,117)
Net increase (decrease)	(3,975)	$(35,912)	(94,828)	$(834,390)
Core Bond Fund Class A
Sold	172,243	$1,510,250	776,832	$6,896,355
Issued as reinvestment of dividends	121,489	1,055,914	86,229	770,885
Redeemed	(457,605)	(4,063,413)	(1,017,959)	(9,067,462)
Net increase (decrease)	(163,873)	$(1,497,249)	(154,898)	$(1,400,222)
Core Bond Fund Class R3
Sold	1,714	$15,517	4,943	$45,378
Issued as reinvestment of dividends	933	8,390	573	5,295
Redeemed	(3,452)	(31,407)	(5,850)	(54,331)
Net increase (decrease)	(805)	$(7,500)	(334)	$(3,658)
Core Bond Fund Class Y(a)
Sold	—	$—	10,718	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	10,718	$100,000
Diversified Bond Fund Class I
Sold	437,645	$3,824,015	838,994	$7,479,365
Issued as reinvestment of dividends	337,134	2,900,803	342,966	3,066,113
Redeemed	(4,066,991)	(34,913,891)	(835,239)	(7,432,279)
Net increase (decrease)	(3,292,212)	$(28,189,073)	346,721	$3,113,199
Diversified Bond Fund Class R5
Sold	1,277,486	$10,092,116	1,977,259	$15,915,093
Issued as reinvestment of dividends	538,762	4,180,936	299,799	2,434,368
Redeemed	(343,922)	(2,720,716)	(1,502,889)	(12,079,973)
Net increase (decrease)	1,472,326	$11,552,336	774,169	$6,269,488
Diversified Bond Fund Service Class
Sold	199,121	$1,590,655	117,004	$962,705
Issued as reinvestment of dividends	31,690	250,599	23,098	190,793
Redeemed	(213,452)	(1,699,938)	(261,320)	(2,145,669)
Net increase (decrease)	17,359	$141,316	(121,218)	$(992,171)

171

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Diversified Bond Fund Administrative Class
Sold	75,130	$ 596,111	141,035	$ 1,164,456
Issued as reinvestment of dividends	28,939	228,615	40,978	338,479
Redeemed	(268,255)	(2,142,203)	(569,203)	(4,683,999)
Net increase (decrease)	(164,186)	$(1,317,477)	(387,190)	$(3,181,064)
Diversified Bond Fund Class R4
Sold	27,510	$217,356	112,190	$905,376
Issued as reinvestment of dividends	31,416	244,093	18,453	150,025
Redeemed	(345,692)	(2,730,235)	(33,578)	(271,656)
Net increase (decrease)	(286,766)	$(2,268,786)	97,065	$783,745
Diversified Bond Fund Class A
Sold	48,834	$396,509	99,451	$813,954
Issued as reinvestment of dividends	33,189	263,437	22,797	188,989
Redeemed	(147,749)	(1,203,739)	(182,442)	(1,501,317)
Net increase (decrease)	(65,726)	$(543,793)	(60,194)	$(498,374)
Diversified Bond Fund Class R3
Sold	29,109	$233,361	37,159	$302,631
Issued as reinvestment of dividends	8,047	63,397	6,176	50,765
Redeemed	(40,057)	(318,266)	(68,163)	(552,011)
Net increase (decrease)	(2,901)	$(21,508)	(24,828)	$(198,615)
Diversified Bond Fund Class Y(a)
Sold	—	$—	12,048	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,048	$100,000
High Yield Fund Class I
Sold	5,106,842	$39,522,376	9,517,250	$72,296,066
Issued as reinvestment of dividends	1,170,436	9,079,816	2,114,155	16,019,963
Redeemed	(11,538,283)	(89,612,143)	(8,613,549)	(65,181,684)
Net increase (decrease)	(5,261,005)	$(41,009,951)	3,017,856	$23,134,345
High Yield Fund Class R5
Sold	672,544	$5,235,717	670,049	$5,115,989
Issued as reinvestment of dividends	151,790	1,186,258	281,451	2,147,064
Redeemed	(401,106)	(3,101,457)	(1,288,207)	(9,806,141)
Net increase (decrease)	423,228	$3,320,518	(336,707)	$(2,543,088)
High Yield Fund Service Class
Sold	315,237	$2,456,190	538,228	$4,102,334
Issued as reinvestment of dividends	90,351	705,965	182,294	1,391,633
Redeemed	(387,432)	(2,995,609)	(981,296)	(7,499,534)
Net increase (decrease)	18,156	$166,546	(260,774)	$(2,005,567)
High Yield Fund Administrative Class
Sold	302,539	$2,263,629	330,962	$2,484,159
Issued as reinvestment of dividends	57,392	440,483	107,348	804,819
Redeemed	(351,893)	(2,680,030)	(538,203)	(4,022,817)
Net increase (decrease)	8,038	$24,082	(99,893)	$(733,839)

172

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
High Yield Fund Class R4
Sold	224,229	$ 1,688,075	635,653	$ 4,681,214
Issued as reinvestment of dividends	71,514	538,950	192,337	1,415,316
Redeemed	(400,571)	(2,992,752)	(2,835,194)	(20,862,756)
Net increase (decrease)	(104,828)	$(765,727)	(2,007,204)	$(14,766,226)
High Yield Fund Class A
Sold	61,067	$463,323	173,441	$1,300,822
Issued as reinvestment of dividends	28,818	220,896	65,518	490,973
Redeemed	(186,642)	(1,430,654)	(441,045)	(3,311,235)
Net increase (decrease)	(96,757)	$(746,435)	(202,086)	$(1,519,440)
High Yield Fund Class R3
Sold	479,580	$3,726,826	541,261	$4,114,615
Issued as reinvestment of dividends	93,906	729,718	183,609	1,393,522
Redeemed	(533,087)	(4,116,369)	(1,046,525)	(7,950,222)
Net increase (decrease)	40,399	$340,175	(321,655)	$(2,442,085)
High Yield Fund Class Y
Sold	290,442	$2,261,151	1,295,544	$9,852,336
Issued as reinvestment of dividends	119,103	925,411	224,851	1,709,275
Redeemed	(843,694)	(6,464,375)	(856,847)	(6,479,358)
Net increase (decrease)	(434,149)	$(3,277,813)	663,548	$5,082,253
High Yield Fund Class C
Sold	149	$1,100	1,654	$12,500
Issued as reinvestment of dividends	54	426	49	373
Net increase (decrease)	203	$1,526	1,703	$12,873
Balanced Fund Class I
Sold	511,220	$5,820,100	402,605	$4,207,009
Issued as reinvestment of dividends	65,903	723,616	80,117	834,824
Redeemed	(647,808)	(7,285,887)	(1,438,957)	(15,094,805)
Net increase (decrease)	(70,685)	$(742,171)	(956,235)	$(10,052,972)
Balanced Fund Class R5
Sold	82,104	$911,753	326,720	$3,419,792
Issued as reinvestment of dividends	36,048	396,171	48,539	506,260
Redeemed	(511,825)	(5,502,251)	(906,601)	(9,565,534)
Net increase (decrease)	(393,673)	$(4,194,327)	(531,342)	$(5,639,482)
Balanced Fund Service Class
Sold	32,869	$398,021	42,348	$466,643
Issued as reinvestment of dividends	10,948	130,066	10,187	114,812
Redeemed	(49,364)	(591,658)	(76,394)	(841,265)
Net increase (decrease)	(5,547)	$(63,571)	(23,859)	$(259,810)
Balanced Fund Administrative Class
Sold	4,464	$50,660	71,091	$749,507
Issued as reinvestment of dividends	4,877	53,892	8,677	91,105
Redeemed	(210,467)	(2,380,640)	(427,218)	(4,351,312)
Net increase (decrease)	(201,126)	$(2,276,088)	(347,450)	$(3,510,700)

173

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Balanced Fund Class R4
Sold	30,740	$ 324,550	48,939	$ 486,930
Issued as reinvestment of dividends	7,288	76,162	6,588	65,417
Redeemed	(56,656)	(613,632)	(58,010)	(577,657)
Net increase (decrease)	(18,628)	$(212,920)	(2,483)	$(25,310)
Balanced Fund Class A
Sold	34,131	$359,938	66,980	$678,343
Issued as reinvestment of dividends	14,784	157,001	16,572	167,048
Redeemed	(85,308)	(918,485)	(308,524)	(3,105,917)
Net increase (decrease)	(36,393)	$(401,546)	(224,972)	$(2,260,526)
Balanced Fund Class R3
Sold	57,968	$611,391	92,234	$908,007
Issued as reinvestment of dividends	10,868	112,924	11,037	108,827
Redeemed	(86,688)	(899,713)	(232,080)	(2,277,745)
Net increase (decrease)	(17,852)	$(175,398)	(128,809)	$(1,260,911)
Balanced Fund Class Y(a)
Sold	—	$—	9,488	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	9,488	$100,000
Disciplined Value Fund Class I
Sold	17,609	$226,919	160,298	$2,114,750
Issued as reinvestment of dividends	50,973	632,068	213,307	2,730,325
Redeemed	(1,428,485)	(17,796,019)	(345,549)	(4,587,160)
Net increase (decrease)	(1,359,903)	$(16,937,032)	28,056	$257,915
Disciplined Value Fund Class R5
Sold	41,557	$541,035	100,002	$1,295,405
Issued as reinvestment of dividends	89,117	1,110,403	158,675	2,040,561
Redeemed	(370,037)	(4,733,726)	(450,410)	(5,930,322)
Net increase (decrease)	(239,363)	$(3,082,288)	(191,733)	$(2,594,356)
Disciplined Value Fund Service Class
Sold	10,206	$132,236	95,787	$1,235,838
Issued as reinvestment of dividends	59,591	732,368	102,366	1,301,070
Redeemed	(202,134)	(2,610,948)	(351,576)	(4,498,251)
Net increase (decrease)	(132,337)	$(1,746,344)	(153,423)	$(1,961,343)
Disciplined Value Fund Administrative Class
Sold	5,329	$71,418	12,020	$159,160
Issued as reinvestment of dividends	4,754	60,562	9,109	119,698
Redeemed	(37,851)	(493,243)	(12,920)	(172,950)
Net increase (decrease)	(27,768)	$(361,263)	8,209	$105,908
Disciplined Value Fund Class R4
Sold	15,057	$196,306	12,931	$157,000
Issued as reinvestment of dividends	1,028	12,495	11,124	137,935
Redeemed	(13,053)	(162,953)	(102,130)	(1,293,231)
Net increase (decrease)	3,032	$45,848	(78,075)	$(998,296)

174

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Disciplined Value Fund Class A
Sold	7,920	$ 99,988	29,966	$ 376,226
Issued as reinvestment of dividends	23,642	286,779	34,858	437,463
Redeemed	(78,007)	(1,010,224)	(85,135)	(1,063,109)
Net increase (decrease)	(46,445)	$(623,457)	(20,311)	$(249,420)
Disciplined Value Fund Class R3
Sold	7,716	$101,542	54,618	$693,029
Issued as reinvestment of dividends	9,417	116,304	30,556	388,059
Redeemed	(7,662)	(99,444)	(247,634)	(3,249,112)
Net increase (decrease)	9,471	$118,402	(162,460)	$(2,168,024)
Disciplined Value Fund Class Y(a)
Sold	—	$—	7,547	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	7,547	$100,000
Main Street Fund Class I
Sold	62,599	$659,678	24,954	$241,165
Issued as reinvestment of dividends	30,463	285,744	42,481	380,210
Redeemed	(157,873)	(1,576,130)	(106,730)	(996,975)
Net increase (decrease)	(64,811)	$(630,708)	(39,295)	$(375,600)
Main Street Fund Class R5
Sold	337,317	$3,414,134	540,670	$5,197,192
Issued as reinvestment of dividends	312,226	2,928,683	469,996	4,211,164
Redeemed	(864,803)	(8,489,039)	(839,515)	(8,000,514)
Net increase (decrease)	(215,260)	$(2,146,222)	171,151	$1,407,842
Main Street Fund Service Class
Sold	43	$470	79	$791
Issued as reinvestment of dividends	103	1,029	138	1,312
Redeemed	(265)	(2,708)	(87)	(945)
Net increase (decrease)	(119)	$(1,209)	130	$1,158
Main Street Fund Administrative Class
Sold	112,600	$1,108,963	183,529	$1,745,546
Issued as reinvestment of dividends	159,116	1,489,330	258,940	2,320,099
Redeemed	(414,939)	(4,100,428)	(640,605)	(6,042,579)
Net increase (decrease)	(143,223)	$(1,502,135)	(198,136)	$(1,976,934)
Main Street Fund Class R4
Sold	17,562	$166,937	39,475	$364,881
Issued as reinvestment of dividends	68,578	613,772	90,052	775,352
Redeemed	(23,280)	(220,655)	(153,242)	(1,377,182)
Net increase (decrease)	62,860	$560,054	(23,715)	$(236,949)
Main Street Fund Class A
Sold	27,775	$273,747	58,211	$547,425
Issued as reinvestment of dividends	81,592	742,491	118,713	1,038,736
Redeemed	(149,174)	(1,428,234)	(227,204)	(2,114,285)
Net increase (decrease)	(39,807)	$(411,996)	(50,280)	$(528,124)

175

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Main Street Fund Class R3
Sold	1,216	$ 11,710	2,992	$ 27,681
Issued as reinvestment of dividends	5,413	49,424	11,005	96,841
Redeemed	(8,477)	(85,341)	(46,467)	(443,876)
Net increase (decrease)	(1,848)	$(24,207)	(32,470)	$(319,354)
Disciplined Growth Fund Class I
Sold	255,657	$2,498,283	1,991,204	$17,545,608
Issued as reinvestment of dividends	172,213	1,615,353	119,500	916,567
Redeemed	(450,025)	(4,326,994)	(687,698)	(5,780,020)
Net increase (decrease)	(22,155)	$(213,358)	1,423,006	$12,682,155
Disciplined Growth Fund Class R5
Sold	785,986	$7,724,586	1,587,489	$13,334,596
Issued as reinvestment of dividends	375,007	3,517,567	487,693	3,740,607
Redeemed	(823,995)	(8,056,650)	(3,543,488)	(30,213,080)
Net increase (decrease)	336,998	$3,185,503	(1,468,306)	$(13,137,877)
Disciplined Growth Fund Service Class
Sold	17,149	$168,850	330,059	$2,888,674
Issued as reinvestment of dividends	37,760	356,459	92,189	712,618
Redeemed	(628,602)	(6,058,766)	(909,846)	(7,842,681)
Net increase (decrease)	(573,693)	$(5,533,457)	(487,598)	$(4,241,389)
Disciplined Growth Fund Administrative Class
Sold	102,351	$1,034,842	254,222	$2,075,512
Issued as reinvestment of dividends	90,709	877,160	143,201	1,134,152
Redeemed	(326,514)	(3,267,092)	(1,316,882)	(10,575,413)
Net increase (decrease)	(133,454)	$(1,355,090)	(919,459)	$(7,365,749)
Disciplined Growth Fund Class R4
Sold	62,471	$577,954	82,823	$641,231
Issued as reinvestment of dividends	34,187	300,501	42,197	305,507
Redeemed	(216,191)	(1,885,758)	(253,639)	(1,933,624)
Net increase (decrease)	(119,533)	$(1,007,303)	(128,619)	$(986,886)
Disciplined Growth Fund Class A
Sold	23,049	$213,628	182,991	$1,455,844
Issued as reinvestment of dividends	44,996	402,264	101,112	744,187
Redeemed	(143,275)	(1,425,857)	(1,320,431)	(10,770,423)
Net increase (decrease)	(75,230)	$(809,965)	(1,036,328)	$(8,570,392)
Disciplined Growth Fund Class R3
Sold	128,552	$1,159,924	94,731	$730,073
Issued as reinvestment of dividends	25,313	219,465	28,906	206,964
Redeemed	(148,272)	(1,320,809)	(145,268)	(1,115,633)
Net increase (decrease)	5,593	$58,580	(21,631)	$(178,596)
Disciplined Growth Fund Class Y(a)
Sold	—	$—	12,674	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,674	$100,000

176

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class I
Sold	1,962,409	$ 32,191,707	2,125,146	$ 34,048,068
Issued as reinvestment of dividends	410,985	6,551,095	90,919	1,438,337
Redeemed	(1,052,127)	(17,334,558)	(990,262)	(15,760,296)
Net increase (decrease)	1,321,267	$21,408,244	1,225,803	$19,726,109
Small Cap Opportunities Fund Class R5
Sold	571,231	$9,255,725	1,224,245	$19,537,458
Issued as reinvestment of dividends	326,606	5,186,500	89,462	1,410,819
Redeemed	(1,092,192)	(17,880,465)	(1,779,536)	(28,551,956)
Net increase (decrease)	(194,355)	$(3,438,240)	(465,829)	$(7,603,679)
Small Cap Opportunities Fund Service Class
Sold	115,461	$1,873,396	183,329	$2,894,968
Issued as reinvestment of dividends	48,443	766,370	13,174	207,096
Redeemed	(187,280)	(2,980,263)	(323,049)	(5,271,747)
Net increase (decrease)	(23,376)	$(340,497)	(126,546)	$(2,169,683)
Small Cap Opportunities Fund Administrative Class
Sold	69,299	$1,115,509	190,252	$2,982,584
Issued as reinvestment of dividends	66,093	1,035,678	15,549	242,408
Redeemed	(213,491)	(3,460,426)	(280,329)	(4,409,438)
Net increase (decrease)	(78,099)	$(1,309,239)	(74,528)	$(1,184,446)
Small Cap Opportunities Fund Class R4
Sold	117,650	$1,834,566	213,779	$3,287,991
Issued as reinvestment of dividends	48,085	720,788	8,582	128,301
Redeemed	(210,929)	(3,309,648)	(176,570)	(2,687,284)
Net increase (decrease)	(45,194)	$(754,294)	45,791	$729,008
Small Cap Opportunities Fund Class A
Sold	424,606	$6,933,768	248,064	$3,752,629
Issued as reinvestment of dividends	120,050	1,811,552	23,762	357,851
Redeemed	(535,526)	(8,470,416)	(718,089)	(10,871,931)
Net increase (decrease)	9,130	$274,904	(446,263)	$(6,761,451)
Small Cap Opportunities Fund Class R3
Sold	87,609	$1,368,473	150,038	$2,207,862
Issued as reinvestment of dividends	27,588	406,374	4,197	61,858
Redeemed	(69,957)	(1,079,637)	(175,026)	(2,604,169)
Net increase (decrease)	45,240	$695,210	(20,791)	$(334,449)
Small Cap Opportunities Fund Class Y(a)
Sold	—	$—	5,999	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	5,999	$100,000
Global Fund Class I
Sold	804,282	$9,034,859	1,102,378	$12,353,755
Issued as reinvestment of dividends	1,223,585	11,440,516	1,260,937	12,546,325
Redeemed	(910,137)	(9,536,243)	(3,290,838)	(36,692,765)
Net increase (decrease)	1,117,730	$10,939,132	(927,523)	$(11,792,685)

177

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Global Fund Class R5
Sold	376,972	$ 4,066,002	645,488	$ 7,045,309
Issued as reinvestment of dividends	1,239,479	11,551,942	1,398,752	13,889,612
Redeemed	(504,657)	(5,202,435)	(3,503,891)	(38,563,090)
Net increase (decrease)	1,111,794	$10,415,509	(1,459,651)	$(17,628,169)
Global Fund Service Class
Sold	13,564	$140,051	62,527	$666,084
Issued as reinvestment of dividends	104,492	950,873	139,264	1,359,215
Redeemed	(26,972)	(275,414)	(391,518)	(4,140,473)
Net increase (decrease)	91,084	$815,510	(189,727)	$(2,115,174)
Global Fund Administrative Class
Sold	325,557	$3,390,559	418,778	$4,545,409
Issued as reinvestment of dividends	1,261,602	11,606,738	1,109,178	10,936,495
Redeemed	(1,348,851)	(14,388,062)	(1,190,790)	(12,776,262)
Net increase (decrease)	238,308	$609,235	337,166	$2,705,642
Global Fund Class R4
Sold	70,748	$704,961	167,991	$1,684,423
Issued as reinvestment of dividends	271,463	2,340,010	223,404	2,097,768
Redeemed	(220,947)	(2,129,523)	(377,560)	(3,879,123)
Net increase (decrease)	121,264	$915,448	13,835	$(96,932)
Global Fund Class A
Sold	60,443	$597,712	78,631	$835,675
Issued as reinvestment of dividends	313,958	2,775,390	227,397	2,178,460
Redeemed	(103,270)	(1,014,172)	(172,701)	(1,770,793)
Net increase (decrease)	271,131	$2,358,930	133,327	$1,243,342
Global Fund Class R3
Sold	57,939	$570,023	110,963	$1,133,941
Issued as reinvestment of dividends	218,703	1,893,964	198,231	1,873,279
Redeemed	(149,660)	(1,491,875)	(369,375)	(3,825,407)
Net increase (decrease)	126,982	$972,112	(60,181)	$(818,187)
International Equity Fund Class I
Sold	608,898	$4,966,397	2,992,094	$24,516,587
Issued as reinvestment of dividends	303,716	2,460,099	526,310	4,199,952
Redeemed	(1,282,034)	(10,625,039)	(3,940,341)	(32,337,195)
Net increase (decrease)	(369,420)	$(3,198,543)	(421,937)	$(3,620,656)
International Equity Fund Class R5
Sold	207,791	$1,724,240	480,617	$3,937,017
Issued as reinvestment of dividends	119,965	972,915	244,088	1,950,265
Redeemed	(725,695)	(5,918,972)	(1,228,457)	(10,137,157)
Net increase (decrease)	(397,939)	$(3,221,817)	(503,752)	$(4,249,875)
International Equity Fund Service Class
Sold	18,034	$147,272	99,541	$800,758
Issued as reinvestment of dividends	11,822	95,641	19,400	154,615
Redeemed	(146,722)	(1,179,008)	(47,077)	(360,975)
Net increase (decrease)	(116,866)	$(936,095)	71,864	$594,398

178

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
International Equity Fund Administrative Class
Sold	17,485	$ 141,896	41,651	$ 335,810
Issued as reinvestment of dividends	7,806	62,526	17,899	141,221
Redeemed	(13,457)	(110,487)	(140,480)	(1,121,857)
Net increase (decrease)	11,834	$93,935	(80,930)	$(644,826)
International Equity Fund Class R4
Sold	4,636	$34,924	9,670	$72,500
Issued as reinvestment of dividends	2,443	18,101	4,591	33,604
Redeemed	(4,183)	(31,002)	(48,725)	(371,212)
Net increase (decrease)	2,896	$22,023	(34,464)	$(265,108)
International Equity Fund Class A
Sold	29,495	$224,612	174,452	$1,323,495
Issued as reinvestment of dividends	41,377	311,566	73,155	543,543
Redeemed	(223,228)	(1,718,704)	(265,383)	(2,018,177)
Net increase (decrease)	(152,356)	$(1,182,526)	(17,776)	$(151,139)
International Equity Fund Class R3
Sold	24,057	$179,925	67,506	$494,314
Issued as reinvestment of dividends	9,765	71,282	18,110	130,573
Redeemed	(20,917)	(154,214)	(91,696)	(685,614)
Net increase (decrease)	12,905	$96,993	(6,080)	$(60,727)
International Equity Fund Class Y(a)
Sold	—	$—	12,092	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,092	$100,000
Strategic Emerging Markets Fund Class I
Sold	1,403,592	$13,701,525	1,934,883	$18,898,295
Issued as reinvestment of dividends	12,170	116,712	49,063	454,812
Redeemed	(1,576,335)	(14,981,958)	(4,248,900)	(41,795,229)
Net increase (decrease)	(160,573)	$(1,163,721)	(2,264,954)	$(22,442,122)
Strategic Emerging Markets Fund Class R5
Sold	447	$4,399	3,585	$36,150
Issued as reinvestment of dividends	4	41	—	—
Redeemed	(16,081)	(161,323)	(2,585)	(25,217)
Net increase (decrease)	(15,630)	$(156,883)	1,000	$10,933
Strategic Emerging Markets Fund Service Class
Sold	18,235	$175,335	26,748	$262,353
Issued as reinvestment of dividends	—	—	249	2,309
Redeemed	(3,854)	(36,729)	(45,143)	(445,046)
Net increase (decrease)	14,381	$138,606	(18,146)	$(180,384)
Strategic Emerging Markets Fund Administrative Class
Sold	4,710	$45,045	11,636	$111,573
Issued as reinvestment of dividends	—	—	7	69
Redeemed	(7,946)	(77,483)	(9,363)	(89,444)
Net increase (decrease)	(3,236)	$(32,438)	2,280	$22,198

179

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Class R4
Sold	2,729	$ 26,500	5,442	$ 52,285
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(1,462)	(13,455)	(2,181)	(21,471)
Net increase (decrease)	1,267	$13,045	3,261	$30,814
Strategic Emerging Markets Fund Class A
Sold	503	$4,814	701	$6,528
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(10,517)	(99,736)	(1,403)	(13,082)
Net increase (decrease)	(10,014)	$(94,922)	(702)	$(6,554)
Strategic Emerging Markets Fund Class R3
Sold	3,959	$37,766	7,557	$70,774
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(4,031)	(36,732)	(21,492)	(206,001)
Net increase (decrease)	(72)	$1,034	(13,935)	$(135,227)

(a)	Commenced operations on February 1, 2023.
Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.50%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2024.

Front-End Sales Charges Retained by Distributor
Short-Duration Bond Fund	$ 11
High Yield Fund	5
Global Fund	450
Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% (or 0.50% for holders of Class L shares of the Short-Duration Bond Fund prior to February 1, 2024) of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% (or 0.50% for holders of Class C shares of the Short-Duration Bond Fund prior to February 1. 2024) of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2024, no amounts have been retained by the Distributor.
With respect to Class A, Class L, and Class C shares, the Distributor may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

180

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information
At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$186,434,376	$667,272	$(14,130,793)	$(13,463,521)
Inflation-Protected and Income Fund	257,189,268	1,002,735	(6,533,818)	(5,531,083)
Core Bond Fund	780,076,490	3,873,775	(55,853,266)	(51,979,491)
Diversified Bond Fund	159,905,519	869,875	(12,975,372)	(12,105,497)
High Yield Fund	396,436,766	6,597,236	(15,670,146)	(9,072,910)
Balanced Fund	99,804,862	15,901,243	(4,325,486)	11,575,757
Disciplined Value Fund	36,892,717	7,864,462	(707,530)	7,156,932
Main Street Fund	54,485,956	18,824,458	(749,843)	18,074,615
Disciplined Growth Fund	145,227,829	48,949,236	(1,961,382)	46,987,854
Small Cap Opportunities Fund	310,518,699	97,035,352	(14,204,617)	82,830,735
Global Fund	107,490,973	101,255,519	(4,393,755)	96,861,764
International Equity Fund	112,075,212	16,947,017	(10,350,901)	6,596,116
Strategic Emerging Markets Fund	101,816,353	11,686,522	(5,170,610)	6,515,912
Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2024, is the same for financial reporting and U.S. federal income tax purposes.
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2023, the following Fund(s) had accumulated capital loss carryforwards:
	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$ 55,557,232	$ 80,720,810
Inflation-Protected and Income Fund	23,475,503	4,690,083
Core Bond Fund	38,261,016	54,585,371
Diversified Bond Fund	7,287,798	11,789,161
High Yield Fund	8,816,132	53,405,416
Balanced Fund	436,639	1,940,622
Strategic Emerging Markets Fund	10,957,640	12,350,612

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2023, late year ordinary losses:
Amount
Short-Duration Bond Fund	$ 170,482
Main Street Fund	296,891
Global Fund	263,510
Strategic Emerging Markets Fund	320,023

181

Notes to Financial Statements (Unaudited) (Continued)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$ 7,696,593	$—	$ —
Short-Duration Bond Fund	10,912,538	—	129,022
Inflation-Protected and Income Fund	10,873,910	—	—
Core Bond Fund	27,416,673	—	—
Diversified Bond Fund	6,419,858	—	—
High Yield Fund	25,396,630	—	—
Balanced Fund	1,888,356	—	—
Disciplined Value Fund	4,145,423	3,009,709	—
Main Street Fund	563,141	8,275,072	—
Disciplined Growth Fund	125,279	7,635,323	—
Small Cap Opportunities Fund	2,402,349	1,474,654	—
Global Fund	—	44,885,053	—
International Equity Fund	1,563,956	5,591,169	—
Strategic Emerging Markets Fund	457,190	—	—
The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2023:
Amount
International Equity Fund	$ 207,186
Strategic Emerging Markets Fund	348,778
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
U.S. Government Money Market Fund	$ —	$—	$(31,547)	$—	$(31,547)
Short-Duration Bond Fund	—	(136,448,524)	(35,519)	(38,499,568)	(174,983,611)
Inflation-Protected and Income Fund	4,921,532	(28,165,585)	(18,907)	(19,837,074)	(43,100,034)
Core Bond Fund	23,560,514	(92,846,387)	(93,220)	(100,639,768)	(170,018,861)
Diversified Bond Fund	4,797,752	(19,076,959)	(12,325)	(24,586,033)	(38,877,565)
High Yield Fund	75,078	(62,221,548)	(20,568)	(36,538,782)	(98,705,820)
Balanced Fund	1,219,734	(2,377,261)	(10,167)	(2,633,352)	(3,801,046)
Disciplined Value Fund	2,317,458	476,996	(15,608)	1,141,130	3,919,976

182

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Main Street Fund	158,203	5,881,940	(306,655)	6,892,117	12,625,605
Disciplined Growth Fund	29,047	6,477,745	(19,451)	13,560,732	20,048,073
Small Cap Opportunities Fund	3,744,830	12,872,054	(15,165)	25,639,369	42,241,088
Global Fund	—	37,637,162	(285,900)	63,027,872	100,379,134
International Equity Fund	2,357,217	1,507,789	(36,696)	(5,719,916)	(1,891,606)
Strategic Emerging Markets Fund	—	(23,308,252)	(329,838)	(4,254,044)	(27,892,134)
The Funds did not have any unrecognized tax benefits at March 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.
9. Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and

183

Notes to Financial Statements (Unaudited) (Continued)

will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
10. Upcoming Fund Liquidation
The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Main Street Fund (the “Fund”) will be dissolved. Effective on or about August 23, 2024 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

184

Other Information (Unaudited)

Proxy Voting
A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at https://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.
Monthly Reporting
The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at https://www.massmutual.com/funds.
Quarterly Reporting
The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at https://www.massmutual.com/funds.
Liquidity Risk Management Program
In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.
The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.
At a meeting of the Board held on March 20, 2024, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

185

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2024
Expense Examples:
The following information is in regard to expenses for the six months ended March 31, 2024:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2024.
Actual Expenses:
The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:
The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$ 1,000	0.54%	$ 1,024.50	$ 2.69	$ 1,021.90	$ 2.68
Short-Duration Bond Fund
Class I	1,000	0.42%	1,051.30	2.12	1,022.50	2.09
Class R5	1,000	0.65%	1,049.90	3.28	1,021.40	3.23
Service Class	1,000	0.76%	1,050.80	3.83	1,020.90	3.78
Administrative Class	1,000	0.86%	1,049.20	4.33	1,020.40	4.27
Class R4	1,000	0.97%	1,049.40	4.89	1,019.80	4.82
Class A	1,000	1.09%	1,048.20	5.49	1,019.20	5.41
Class R3	1,000	1.25%	1,047.20	6.29	1,018.40	6.20
Class Y	1,000	0.43%	1,051.20	2.17	1,022.50	2.14
Class L	1,000	0.68%	1,050.00	3.43	1,021.20	3.38
Class C	1,000	0.93%	1,049.60	4.69	1,020.00	4.62

186

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.52%	$1,052.20	$2.62	$1,022.00	$2.59
Class R5	1,000	0.62%	1,052.50	3.13	1,021.50	3.08
Service Class	1,000	0.71%	1,051.50	3.58	1,021.10	3.53
Administrative Class	1,000	0.82%	1,050.50	4.13	1,020.60	4.07
Class R4	1,000	0.96%	1,050.30	4.84	1,019.90	4.77
Class A	1,000	1.05%	1,050.40	5.29	1,019.40	5.21
Class R3	1,000	1.22%	1,049.30	6.15	1,018.60	6.06
Class Y	1,000	0.62%	1,052.10	3.13	1,021.50	3.08
Core Bond Fund
Class I	1,000	0.44%	1,075.90	2.25	1,022.40	2.19
Class R5	1,000	0.54%	1,074.70	2.75	1,021.90	2.68
Service Class	1,000	0.64%	1,075.30	3.27	1,021.40	3.18
Administrative Class	1,000	0.74%	1,074.20	3.77	1,021.00	3.68
Class R4	1,000	0.89%	1,074.00	4.54	1,020.20	4.42
Class A	1,000	0.97%	1,072.80	4.94	1,019.80	4.82
Class R3	1,000	1.14%	1,072.90	5.81	1,019.00	5.66
Class Y	1,000	0.54%	1,075.60	2.76	1,021.90	2.68
Diversified Bond Fund
Class I	1,000	0.65%	1,074.90	3.32	1,021.40	3.23
Class R5	1,000	0.75%	1,075.70	3.83	1,020.90	3.73
Service Class	1,000	0.85%	1,076.20	4.34	1,020.40	4.22
Administrative Class	1,000	0.95%	1,074.60	4.85	1,019.90	4.72
Class R4	1,000	1.10%	1,074.60	5.61	1,019.20	5.46
Class A	1,000	1.19%	1,071.40	6.06	1,018.70	5.91
Class R3	1,000	1.35%	1,073.30	6.88	1,018.00	6.70
Class Y	1,000	0.76%	1,075.20	3.88	1,020.90	3.78
High Yield Fund
Class I	1,000	0.58%	1,085.70	2.97	1,021.70	2.88
Class R5	1,000	0.68%	1,086.20	3.49	1,021.20	3.38
Service Class	1,000	0.78%	1,085.70	4.00	1,020.80	3.88
Administrative Class	1,000	0.88%	1,084.60	4.51	1,020.30	4.37
Class R4	1,000	1.03%	1,083.40	5.28	1,019.50	5.11
Class A	1,000	1.11%	1,084.90	5.69	1,019.10	5.51
Class R3	1,000	1.28%	1,083.30	6.56	1,018.30	6.35
Class Y	1,000	0.63%	1,085.30	3.23	1,021.50	3.13
Class C	1,000	1.57%	1,081.50	8.04	1,016.90	7.79
Balanced Fund
Class I	1,000	0.79%	1,166.30	4.21	1,020.70	3.93
Class R5	1,000	0.89%	1,165.60	4.74	1,020.20	4.42
Service Class	1,000	0.99%	1,164.40	5.27	1,019.70	4.92
Administrative Class	1,000	1.09%	1,164.00	5.80	1,019.20	5.41
Class R4	1,000	1.24%	1,164.10	6.60	1,018.50	6.15
Class A	1,000	1.33%	1,163.00	7.07	1,018.00	6.60
Class R3	1,000	1.49%	1,161.20	7.92	1,017.30	7.39
Class Y	1,000	0.89%	1,165.20	4.74	1,020.20	4.42

187

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class I	$1,000	1.00%	$1,186.00	$5.38	$1,019.70	$4.97
Class R5	1,000	1.11%	1,186.20	5.97	1,019.10	5.51
Service Class	1,000	1.21%	1,185.60	6.50	1,018.60	6.01
Administrative Class	1,000	1.31%	1,184.70	7.04	1,018.10	6.50
Class R4	1,000	1.46%	1,183.30	7.84	1,017.40	7.24
Class A	1,000	1.54%	1,183.00	8.27	1,017.00	7.64
Class R3	1,000	1.71%	1,182.10	9.18	1,016.20	8.48
Class Y	1,000	1.11%	1,185.90	5.97	1,019.10	5.51
Main Street Fund
Class I	1,000	0.90%	1,241.30	4.96	1,020.20	4.47
Class R5	1,000	1.00%	1,241.30	5.51	1,019.70	4.97
Service Class	1,000	1.10%	1,240.30	6.06	1,019.20	5.46
Administrative Class	1,000	1.20%	1,239.30	6.61	1,018.70	5.96
Class R4	1,000	1.36%	1,239.60	7.49	1,017.90	6.75
Class A	1,000	1.44%	1,239.20	7.93	1,017.50	7.14
Class R3	1,000	1.61%	1,237.10	8.86	1,016.70	7.98
Disciplined Growth Fund
Class I	1,000	0.59%	1,294.30	3.33	1,021.70	2.93
Class R5	1,000	0.69%	1,293.90	3.89	1,021.20	3.43
Service Class	1,000	0.79%	1,294.10	4.46	1,020.70	3.93
Administrative Class	1,000	0.89%	1,292.80	5.02	1,020.20	4.42
Class R4	1,000	1.04%	1,291.70	5.86	1,019.50	5.16
Class A	1,000	1.13%	1,291.90	6.37	1,019.00	5.61
Class R3	1,000	1.29%	1,289.10	7.26	1,018.20	6.40
Class Y	1,000	0.69%	1,293.80	3.89	1,021.20	3.43
Small Cap Opportunities Fund
Class I	1,000	0.66%	1,209.50	3.59	1,021.30	3.28
Class R5	1,000	0.76%	1,209.10	4.13	1,020.90	3.78
Service Class	1,000	0.86%	1,208.70	4.67	1,020.40	4.27
Administrative Class	1,000	0.96%	1,207.40	5.21	1,019.90	4.77
Class R4	1,000	1.11%	1,206.60	6.02	1,019.10	5.51
Class A	1,000	1.19%	1,206.60	6.46	1,018.70	5.91
Class R3	1,000	1.36%	1,205.20	7.37	1,017.90	6.75
Class Y	1,000	0.76%	1,209.20	4.13	1,020.90	3.78
Global Fund
Class I	1,000	0.92%	1,272.80	5.14	1,020.10	4.57
Class R5	1,000	1.01%	1,272.50	5.64	1,019.60	5.02
Service Class	1,000	1.12%	1,270.70	6.25	1,019.10	5.56
Administrative Class	1,000	1.21%	1,270.10	6.75	1,018.60	6.01
Class R4	1,000	1.37%	1,269.20	7.64	1,017.90	6.80
Class A	1,000	1.45%	1,268.70	8.09	1,017.50	7.19
Class R3	1,000	1.62%	1,267.90	9.03	1,016.60	8.03

188

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
International Equity Fund
Class I	$1,000	1.06%	$1,110.50	$5.50	$1,019.40	$5.26
Class R5	1,000	1.16%	1,110.50	6.02	1,018.90	5.76
Service Class	1,000	1.26%	1,111.00	6.54	1,018.40	6.25
Administrative Class	1,000	1.36%	1,109.50	7.05	1,017.90	6.75
Class R4	1,000	1.51%	1,108.80	7.83	1,017.20	7.49
Class A	1,000	1.59%	1,108.80	8.25	1,016.80	7.89
Class R3	1,000	1.76%	1,108.00	9.12	1,015.90	8.72
Class Y	1,000	1.16%	1,110.80	6.02	1,018.90	5.76
Strategic Emerging Markets Fund
Class I	1,000	1.15%	1,090.00	5.91	1,018.90	5.71
Class R5	1,000	1.25%	1,090.30	6.43	1,018.40	6.20
Service Class	1,000	1.35%	1,089.70	6.94	1,018.00	6.70
Administrative Class	1,000	1.45%	1,088.40	7.45	1,017.50	7.19
Class R4	1,000	1.60%	1,087.50	8.21	1,016.70	7.93
Class A	1,000	1.69%	1,086.80	8.67	1,016.30	8.38
Class R3	1,000	1.85%	1,086.70	9.49	1,015.50	9.17
*
Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2024, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 366 days in the year, unless stated otherwise.

189

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Report to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/21/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/21/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/21/2024